UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2006

Item 1. Reports to Stockholders

Fidelity® Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund

Semiannual Report February 28, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Fidelity Arizona Municipal Income Fund
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	12	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	16	A summary of major shifts in the fund’s
		investments over the past six months and
		one year.
Investments	17	A complete list of the fund’s investments.
Financial Statements	23	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	27	Notes to the financial statements.
Board Approval of	31
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general in-
formation of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(phtograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Joohnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	September 1, 2005
	September 1, 2005	February 28, 2006	to February 28, 2006
Fidelity Arizona Municipal
Income Fund
Actual	$1,000.00	$1,006.00	$2.74
HypotheticalA	$1,000.00	$1,022.07	$2.76
Fidelity Arizona Municipal
Money Market Fund
Actual	$1,000.00	$1,012.20	$2.49
HypotheticalA	$1,000.00	$1,022.32	$2.51
A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Fidelity Arizona Municipal Income Fund	55%
Fidelity Arizona Municipal Money Market Fund	50%

5 Semiannual Report

Fidelity Arizona Municipal Income Fund
Investment Changes

Top Five Sectors as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Water & Sewer	20.9	17.8
Special Tax	19.2	20.0
General Obligations	18.9	21.3
Escrowed/Pre Refunded	11.9	15.5
Electric Utilities	8.8	10.5
Average Years to Maturity as of February 28, 2006
		6 months ago
Years	13.5	13.4

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of February 28, 2006
6 months ago
Years	6.7	6.8

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

Fidelity Arizona Municipal Income Fund

Investments February 28, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Bonds 96.9%
	Principal	Value (Note 1)
	Amount
Arizona – 88.3%
Arizona Health Facilities Auth. Rev. (Catholic Health Care West
Proj.):
Series A, 6.125% 7/1/09	$ 245,000	$ 255,381
6.125% 7/1/09 (c)	210,000	218,898
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,074,260
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @
100) (c)	1,000,000	1,107,490
Series C, 5% 9/1/11 (FSA Insured)	1,060,000	1,131,751
Arizona School Facilities Board State School Impt. Rev.:
5.25% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (c)	1,000,000	1,089,030
5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 100) (c)	1,000,000	1,089,030
Arizona State Univ. Revs.:
5% 7/1/26 (AMBAC Insured)	1,000,000	1,061,160
5.75% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (c)	1,500,000	1,675,560
Arizona Student Ln. Acquisition Auth. Student Ln. Rev.
Subseries B1, 6.15% 5/1/29 (b)	500,000	531,130
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,500,000	2,709,375
5.25% 7/1/13	1,500,000	1,614,420
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.)
Series A, 5.375% 10/1/11	2,000,000	2,180,000
Central Arizona Wtr. Conservation District Contract Rev.
(Central Arizona Proj.) Series A, 5.5% 11/1/09	1,000,000	1,064,580
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	82,183
6.5% 7/1/10 (MBIA Insured)	200,000	223,890
6.5% 7/1/11 (MBIA Insured)	225,000	256,597
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.)
4.375%, tender 12/1/10 (a)(b)	1,000,000	1,019,910
Cottonwood Wtr. Sys. Rev.:
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	825,000	865,681
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,358,604
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23
(FGIC Insured)	1,750,000	1,903,965
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. &
Util. Rev. 4.9% 4/1/19	1,025,000	1,033,323
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health
Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,090,034
5% 12/1/35	1,000,000	1,007,600

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Fidelity Arizona Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Arizona – continued
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/14	$ 1,000,000	$ 1,043,150
6.125% 4/1/18	85,000	88,863
6.125% 4/1/18 (Pre-Refunded to 4/1/07 @ 102) (c)	215,000	225,124
Maricopa County Indl. Dev. Auth. Health Facilities Rev.
(Catholic Health Care West Proj.):
5% 7/1/16	680,000	698,686
5% 7/1/16 (Pre-Refunded to 7/1/07 @ 100) (c)	50,000	51,686
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo
Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,043,360
Maricopa County School District #28 Kyrene Elementary
Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,234,706
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,081,210
7.4% 7/1/10	1,000,000	1,150,090
Maricopa County Unified School District #80 Chandler (2002
Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	534,410
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.)
Series A, 5.625% 1/1/29 (Pre-Refunded to 1/1/10 @
101) (c)	795,000	859,570
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,710,645
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,137,270
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (FGIC Insured)	530,000	589,265
5.5% 6/1/26 (FGIC Insured)	1,305,000	1,448,981
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (b) .	810,000	818,586
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27
(FGIC Insured) (b)	1,000,000	1,048,690
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25%
7/1/09 (b)	400,000	416,540
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC
Insured)	1,000,000	1,057,200
(Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	596,036
5.5% 7/1/11	200,000	214,430
5.75% 7/1/15	675,000	728,737
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,367,475
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,093,960

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Arizona – continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 5% 7/1/29
(MBIA Insured)	$ 770,000	$ 809,555
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,174,840
4.75% 7/1/27 (MBIA Insured)	1,020,000	1,049,376
5% 7/1/20 (MBIA Insured)	5,000,000	5,373,696
5% 7/1/29 (MBIA Insured)	1,000,000	1,057,200
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,650,120
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,643,910
Phoenix Gen. Oblig.:
Series A, 6.25% 7/1/17	1,000,000	1,212,440
Series B, 5.375% 7/1/20	1,000,000	1,097,220
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14
(Escrowed to Maturity) (c)	1,250,000	875,813
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA
Insured)	35,000	35,056
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.)
Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	207,912
Pima County Unified School District #1 Tucson:
7.5% 7/1/08 (FGIC Insured)	1,000,000	1,088,370
7.5% 7/1/10 (FGIC Insured)	250,000	289,275
Pinal County Indl. Dev. Auth. Corr Facilities Contract Rev.
(Florence West Prison Expansion, LLC Proj.) Series A, 5.25%
10/1/12 (American Cap. Access Corp. Insured)	1,000,000	1,063,900
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A:
4.75% 1/1/35	1,000,000	1,026,020
5% 1/1/35	1,500,000	1,580,895
Series A:
5.25% 1/1/18	1,000,000	1,082,590
5.25% 1/1/19	1,615,000	1,744,862
Series B:
5% 1/1/20	1,500,000	1,590,615
5% 1/1/21	255,000	270,560
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care
Proj.) 5.8% 12/1/31	250,000	268,603
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07 .	150,000	156,903
Sedona Excise Tax Rev. 5% 7/1/19 (MBIA Insured)	1,000,000	1,077,970
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,794,509

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Fidelity Arizona Municipal Income Fund
Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Arizona – continued
Tempe Gen. Oblig.: – continued
5.5% 7/1/17	$ 1,035,000	$ 1,161,115
Tempe Union High School District #213 7% 7/1/08 (FGIC
Insured)	310,000	333,960
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	1,000,000	1,176,160
Series A, 6% 7/1/13	800,000	912,152
5% 7/1/18 (FGIC Insured)	3,295,000	3,562,587
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,203,658
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	580,925
Series A, 7% 7/1/11 (MBIA Insured)	300,000	348,555
Tucson Wtr. Rev.:
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,499,225
5.5% 7/1/14	425,000	464,869
Univ. Med. Ctr. Corp. Hosp. Rev. 5.25% 7/1/15	1,000,000	1,060,820
Univ. of Arizona Ctfs. of Prtn. Series C, 5% 6/1/14 (AMBAC
Insured)	600,000	643,494
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,080,600
5.25% 6/1/13 (FSA Insured)	245,000	253,896
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 4%, tender 6/1/10 (a)(b)	1,000,000	995,320
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to
Maturity) (c)	265,000	268,723
		90,650,791

Guam 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875%
7/1/35	125,000	132,083
Puerto Rico 8.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,100,000	1,166,429
Series Y:
5.5% 7/1/36 (FSA Insured)	500,000	562,015
5.5% 7/1/36 (MBIA Insured)	100,000	112,403
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	778,036
5.75% 7/1/19 (FGIC Insured)	700,000	782,278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount
Puerto Rico continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	$ 2,525,000	$ 2,735,131
5.5% 10/1/40 (Escrowed to Maturity) (c)	1,685,000	1,817,812
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	200,000	214,820
Series QQ, 5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	500,000	552,820
		8,721,744

TOTAL INVESTMENT PORTFOLIO 96.9%
(Cost $97,285,626)		99,504,618

NET OTHER ASSETS – 3.1%		3,160,387
NET ASSETS 100%		$ 102,665,005

Legend

(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(b) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(c) Security collateralized by an amount
sufficient to pay interest and principal.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

Water & Sewer	20.9%
Special Tax	19.2%
General Obligations	18.9%
Escrowed/Pre Refunded	11.9%
Electric Utilities	8.8%
Health Care	6.6%
Education	5.4%
Others* (individually less than 5%)	8.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements

Statement of Assets and Liabilities
	February 28, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $97,285,626)		$ 99,504,618
Cash		2,481,424
Receivable for fund shares sold		10,059
Interest receivable		1,003,178
Other receivables		8,953
Total assets		103,008,232

Liabilities
Payable for fund shares redeemed	$ 182,434
Distributions payable	114,643
Accrued management fee	46,114
Other affiliated payables	36
Total liabilities		343,227

Net Assets		$ 102,665,005
Net Assets consist of:
Paid in capital		$ 100,217,907
Undistributed net investment income		11,946
Accumulated undistributed net realized gain (loss) on
investments		216,160
Net unrealized appreciation (depreciation) on
investments		2,218,992
Net Assets, for 9,004,243 shares outstanding		$ 102,665,005
Net Asset Value, offering price and redemption price per
share ($102,665,005 ÷ 9,004,243 shares)		$ 11.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Statement of Operations
	Six months ended February 28, 2006 (Unaudited)

Investment Income
Interest		$ 2,048,850

Expenses
Management fee	$ 273,742
Independent trustees’ compensation	212
Miscellaneous	88
Total expenses before reductions	274,042
Expense reductions	(21,917)	252,125

Net investment income		1,796,725
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	409,018
Futures contracts	540
Total net realized gain (loss)		409,558
Change in net unrealized appreciation (depreciation) on
investment securities		(1,618,964)
Net gain (loss)		(1,209,406)
Net increase (decrease) in net assets resulting from
operations		$ 587,319

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Fidelity Arizona Municipal Income Fund
Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	February 28, 2006	August 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,796,725	$ 3,227,117
Net realized gain (loss)	409,558	279,981
Change in net unrealized appreciation (depreciation) .	(1,618,964)	444,357
Net increase (decrease) in net assets resulting from
operations	587,319	3,951,455
Distributions to shareholders from net investment income .	(1,794,049)	(3,235,508)
Distributions to shareholders from net realized gain	(444,779)	(377,090)
Total distributions	(2,238,828)	(3,612,598)
Share transactions
Proceeds from sales of shares	16,776,046	34,309,224
Reinvestment of distributions	1,314,024	2,144,524
Cost of shares redeemed	(14,469,815)	(14,386,971)
Net increase (decrease) in net assets resulting from
share transactions	3,620,255	22,066,777
Redemption fees	778	977
Total increase (decrease) in net assets	1,969,524	22,406,611

Net Assets
Beginning of period	100,695,481	78,288,870
End of period (including undistributed net investment
income of $11,946 and undistributed net investment
income of $16,823, respectively)	$ 102,665,005	$ 100,695,481

Other Information
Shares
Sold	1,472,866	2,973,441
Issued in reinvestment of distributions	115,492	185,788
Redeemed	(1,271,049)	(1,246,428)
Net increase (decrease)	317,309	1,912,801

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Financial Highlights
	Six months ended
	February 28, 2006	Years ended August 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected PerShare Data
Net asset value,
beginning of period	$ 11.59	$ 11.56	$ 11.32	$ 11.50	$ 11.26	$ 10.72
Income from
Investment
Operations
Net investment
incomeD	205.417		.427	.435	.444F	.472
Net realized and
unrealized gain
(loss)	(.139)	.087	.306	(.090)	.254F	.542
Total from invest-
ment operations	.066	.504	.733	.345	.698	1.014
Distributions from net
investment income	(.205)	(.419)	(.427)	(.435)	(.443)	(.475)
Distributions from net
realized gain	(.051)	(.055)	(.066)	(.090)	(.015)	(.001)
Total distributions .	(.256)	(.474)	(.493)	(.525)	(.458)	(.476)
Redemption fees
added to paid in
capitalD	—G	—G	—G	—G	—G	.002
Net asset value, end
of period	$ 11.40	$ 11.59	$ 11.56	$ 11.32	$ 11.50	$ 11.26
Total ReturnB,C	60%	4.46%	6.58%	3.01%	6.38%	9.70%
Ratios to Average Net AssetsE
Expenses before
reductions	55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee
waivers, if any	55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of all
reductions	51%A	.50%	.53%	.52%	.48%	.41%
Net investment
income	3.64%A	3.62%	3.72%	3.77%	3.96%F	4.32%
Supplemental Data
Net assets, end
of period
(000 omitted)	$102,665	$100,695	$78,289	$68,689	$66,105	$50,716
Portfolio turnover
rate	24%A	13%	14%	19%	30%	24%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
F Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	2/28/06	8/31/05	2/28/05
0 – 30	92.0	97.6	88.5
31 – 90	1.6	1.7	3.6
91 – 180	2.8	0.7	2.8
181 – 397	3.6	0.0	5.1
Weighted Average Maturity
	2/28/06	8/31/05	2/28/05
Fidelity Arizona Municipal Money
Market Fund	18 Days	9 Days	20 Days
All Tax Free Money Market Funds Average*	24 Days	28 Days	28 Days

*Source: iMoneyNet, Inc.

Semiannual Report 16

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 99.6%
	Principal	Value (Note 1)
	Amount
Arizona – 92.0%
Arizona Health Facilities Auth. Rev. (Southwest Behavioral
Health Services, Inc. Proj.) 3.27%, LOC JPMorgan Chase
Bank, VRDN (b)	$ 1,930,000	$ 1,930,000
Arizona Muni. Fing. Prog. Defeased Ctfs. of Prtn. Bonds
Series 15:
8.75% 8/1/06 (Escrowed to Maturity) (e)	2,115,000	2,164,902
8.75% 8/1/06 (Escrowed to Maturity) (e)	1,410,000	1,443,268
Arizona School Facilities Board Ctfs. of Prtn. Participating
VRDN:
Series IXIS 05 5, 3.22% (Liquidity Facility CDC Fin.-CDC
IXIS) (b)(f)	1,800,000	1,800,000
Series PT 2800, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	3,000,000	3,000,000
Series Putters 735, 3.22% (Liquidity Facility Dresdner Bank
AG) (b)(f)	3,660,000	3,660,000
Series Putters 940, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(f)	6,880,000	6,880,000
Series RF 04 2, 3.26% (Liquidity Facility Bank of New York,
New York) (b)(f)	1,375,000	1,375,000
Series ROC II R 4069, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	1,695,000	1,695,000
Arizona School Facilities Board State School Impt. Rev.
Participating VRDN:
Series MS 00 497, 3.21% (Liquidity Facility Morgan
Stanley) (b)(f)	1,032,500	1,032,500
Series Putters 483, 3.22% (Liquidity Facility PNC Bank NA,
Pittsburgh) (b)(f)	2,455,000	2,455,000
Series Putters 484, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(f)	1,475,000	1,475,000
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Series
Putters 694, 3.22% (Liquidity Facility JPMorgan Chase &
Co.) (b)(f)	2,620,000	2,620,000
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	4,145,000	4,145,000
Series ROC II R174, 3.22% (Liquidity Facility Citibank
NA) (b)(f)	3,700,000	3,700,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN:
Series PT 2312, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	1,600,000	1,600,000
Series Putters 690, 3.22% (Liquidity Facility JPMorgan Chase
& Co.) (b)(f)	1,695,000	1,695,000

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount

Arizona – continued
Arizona Trans. Board Hwy. Rev. Participating VRDN
Series ROC II R1038, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	$ 2,025,000	$ 2,025,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN
Series PT 2237, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	1,500,000	1,500,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price
Companies, Inc. Proj.) Series A, 3.24%, LOC Bank of
America NA, VRDN (b)(d)	1,865,000	1,865,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping
Co. Proj.) Series 2000, 3.35%, LOC Key Bank NA,
VRDN (b)(d)	2,190,000	2,190,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds
(Arizona Elec. Pwr. Coop. Proj.) 2.88%, tender 9/1/06
(Nat’l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(d)	8,900,000	8,900,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co.
Navajo Proj.) Series 1994 A, 3.13%, LOC KBC Bank NV,
VRDN (b)(d)	5,400,000	5,400,000
Downtown Phoenix Hotel Corp. Rev. Participating VRDN
Series LB 06 P3U, 3.23% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(f)	2,250,000	2,250,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir.,
Inc. Proj.) Series 1997, 3.35%, LOC Key Bank NA,
VRDN (b)(d)	2,100,000	2,100,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 3.24%
tender 4/13/06, CP mode (d)	1,600,000	1,600,000
(Clayton Homes, Inc. Proj.) Series 1998, 3.28%, LOC U.S.
Bank NA, Minnesota, VRDN (b)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 3.3%, LOC Fannie
Mae, VRDN (b)(d)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 3.25%, LOC Fannie
Mae, VRDN (b)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (b)(d)	3,100,000	3,100,000
(San Lucas Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (b)(d)	1,700,000	1,700,000
(San Martin Apts. Proj.):
Series A1, 3.22%, LOC Fannie Mae, VRDN (b)(d)	3,200,000	3,200,000
Series A2, 3.22%, LOC Fannie Mae, VRDN (b)(d)	720,000	720,000
(San Miguel Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (b)(d)	1,300,000	1,300,000
(San Remo Apts. Proj.) 3.22%, LOC Fannie Mae,
VRDN (b)(d)	3,400,000	3,400,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Municipal Securities continued
	Principal	Value (Note 1)
	Amount

Arizona – continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: -
continued
(Village Square Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (b)(d)	$ 1,600,000	$ 1,600,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 1165, 3.25% (Liquidity
Facility Morgan Stanley) (b)(d)(f)	1,800,000	1,800,000
Maricopa County Indl. Dev. Auth. Solid Waste Disp. Rev.
Participating VRDN Series MT 48, 3.29% (Liquidity Facility
Lloyds TSB Bank PLC) (b)(d)(f)	1,770,000	1,770,000
Maricopa County Unified School District #48 Scottsdale Bonds
4% 7/1/06 (FSA Insured)	1,735,000	1,741,139
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN
Series Merlots 02 A28, 3.28% (Liquidity Facility Wachovia
Bank NA) (b)(d)(f)	1,275,000	1,275,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(f)	2,905,000	2,905,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN:
Series EGL 03 28 Class A, 3.22% (Liquidity Facility
Citibank NA, New York) (b)(f)	1,300,000	1,300,000
Series MACN 05 L, 3.22% (Liquidity Facility Bank of
America NA) (b)(f)	2,100,000	2,100,000
Series 1995, 3.24%, LOC Landesbank Hessen-Thuringen,
VRDN (b)(d)	19,300,000	19,300,000
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Participating
VRDN:
Series EGL 7050040 Class A, 3.22% (Liquidity Facility
Citibank NA) (b)(f)	1,800,000	1,800,000
Series EGL 720050020, 3.22% (Liquidity Facility Citibank
NA) (b)(f)	1,800,000	1,800,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating
VRDN:
Series MS 991, 3.21% (Liquidity Facility Morgan
Stanley) (b)(f)	3,328,000	3,328,000
Series ROC II R6039, 3.22% (Liquidity Facility Citibank
NA) (b)(f)	3,065,000	3,065,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN
Series EGL 7050056, 3.22% (Liquidity Facility Citibank
NA) (b)(f)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 3.24%, LOC Bank of
America NA, VRDN (b)	2,000,000	2,000,000

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount
Arizona – continued
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.: – continued
(Paradise Lakes Apt. Proj.) Series 1995, 3.24%, LOC Bank
of America NA, VRDN (b)		$ 6,000,000	$ 6,000,000
(Westward Ho Apts. Proj.) Series 2003 A, 3.28%, LOC Fleet
Nat’l. Bank, VRDN (b)(d)		1,700,000	1,700,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.35%,
LOC Wachovia Bank NA, VRDN (b)(d)		900,000	900,000
(Laura Dozer Ctr. Proj.) 3.43%, LOC JPMorgan Chase Bank,
VRDN (b)		1,000,000	1,000,000
(Phoenix Expansion Proj.) 3.48%, LOC JPMorgan Chase
Bank, VRDN (b)(d)		2,340,000	2,340,000
(Plastican Proj.) Series 1997, 3.24%, LOC Fleet Bank NA,
VRDN (b)(d)		2,740,000	2,740,000
(Swift Aviation Svcs., Inc. Proj.) 3.1%, LOC U.S. Bank NA,
Minnesota, VRDN (b)(d)		5,320,000	5,320,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating
VRDN:
Series Merlots 01 A23, 3.28% (Liquidity Facility Wachovia
Bank NA) (b)(d)(f)		155,000	155,000
Series MT 156, 3.27% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)(f)		2,200,000	2,200,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN
Series LB 00 L21, 3.23% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(f)		4,340,000	4,340,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River
Point Proj.) Series 2001, 3.25%, LOC Fannie Mae,
VRDN (b)(d)		6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.)
3.22%, LOC Branch Banking & Trust Co., VRDN (b)		1,600,000	1,600,000
Pima County Indl. Dev. Auth. Single Family Mortgage Rev.
Participating VRDN Series RF 05 17 Class A, 3.38%
(Liquidity Facility Bank of New York, New York) (b)(d)(f)		4,950,000	4,950,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0014, 3.22% (Liquidity Facility Citibank
NA) (b)(f)		2,400,000	2,400,000
Series MS 04 1227, 3.21% (Liquidity Facility Morgan
Stanley) (b)(f)		2,100,000	2,100,000
Series PT 1512, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(f)		1,200,000	1,200,000
Series ROC II R1002, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)		1,280,000	1,280,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Arizona – continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: -
continued
Participating VRDN:
Series ROC II R1003, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(f)	$ 1,280,000	$ 1,280,000
Series ROC II R455, 3.22% (Liquidity Facility Citibank
NA) (b)(f)	4,970,000	4,970,000
Series SG 03 160, 3.22% (Liquidity Facility Societe
Generale) (b)(f)	1,390,000	1,390,000
Series 1997 A:
3.12% 3/7/06, CP	2,200,000	2,200,000
3.15% 3/13/06, CP	2,100,000	2,100,000
3.18% 4/7/06, CP	2,200,000	2,200,000
Series 1997 B, 3.17% 3/9/06, CP	2,200,000	2,200,000
Scottsdale Indl. Dev. Auth. Rev. (Notre Dame Preparatory
School and Foundation for Sr. Living Proj.) Series 2001 B,
3.43%, LOC JPMorgan Chase Bank, VRDN (b)	1,400,000	1,400,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.)
3.22% (FGIC Insured), VRDN (b)	3,800,000	3,800,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004
A, 3.19%, LOC Bank of America NA, VRDN (b)	6,590,000	6,590,000
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Projs.)
Series 2004 B, 3.19% (AMBAC Insured), VRDN (b)	8,865,000	8,865,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab.
Proj.) Series 1999 A, 3.48%, LOC Wells Fargo Bank NA,
San Francisco, VRDN (b)(d)	1,000,000	1,000,000
		225,224,484

Puerto Rico 3.4%
Puerto Rico Commonwealth Gen. Oblig.:
Participating VRDN Series Putters 441, 3.17% (Liquidity
Facility JPMorgan Chase Bank) (b)(f)	1,595,000	1,595,000
TRAN 4.5% 7/28/06, LOC Bank of Nova Scotia, New York
Agcy., LOC BNP Paribas SA	1,500,000	1,507,658
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN:
Series EGL 7053018, 3.21% (Liquidity Facility Citibank
NA) (b)(f)	2,200,000	2,200,000
Series MACN 05 N, 3.18% (Liquidity Facility Bank of
America NA) (b)(f)	600,000	600,000

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount
Puerto Rico continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.
Participating VRDN: – continued
Series ROC 2 98 1, 3.21% (Liquidity Facility Citibank NA) (b)(f) .	$ 1,000,000	$ 1,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN
Series ROC II R179, 3.21% (Liquidity Facility Citibank NA) (b)(f)	1,495,000	1,495,000
		8,397,658

	Shares
Other – 4.2%
Fidelity Municipal Cash Central Fund, 3.16% (a)(c)	10,222,333	10,222,333
TOTAL INVESTMENT PORTFOLIO 99.6%
(Cost $243,844,475)		243,844,475

NET OTHER ASSETS – 0.4%		960,170
NET ASSETS 100%		$ 244,804,645

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Municipal Cash Central Fund.

(d) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(e) Security collateralized by an amount
sufficient to pay interest and principal.

(f) Provides evidence of ownership in one
or more underlying municipal bonds.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 30,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Fidelity Arizona Municipal Money Market Fund
Financial Statements

Statement of Assets and Liabilities
	February 28, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $233,622,142)	$ 233,622,142
Affiliated Central Funds (cost $10,222,333)	10,222,333
Total Investments (cost $243,844,475)		$ 243,844,475
Cash		2,527,077
Receivable for fund shares sold		5,288,225
Interest receivable		1,105,847
Other receivables		54,054
Total assets		252,819,678

Liabilities
Payable for investments purchased	$ 5,000,000
Payable for fund shares redeemed	2,910,163
Distributions payable	3,845
Accrued management fee	100,967
Other affiliated payables	58
Total liabilities		8,015,033

Net Assets		$ 244,804,645
Net Assets consist of:
Paid in capital		$ 244,786,965
Undistributed net investment income		17,518
Accumulated undistributed net realized gain (loss) on
investments		162
Net Assets, for 244,680,736 shares outstanding		$ 244,804,645
Net Asset Value, offering price and redemption price per
share ($244,804,645 ÷ 244,680,736 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements continued

Statement of Operations
	Six months ended February 28, 2006 (Unaudited)

Investment Income
Interest		$ 3,127,418
Income from affiliated Central Funds		30,013
Total income		3,157,431

Expenses
Management fee	$ 560,512
Independent trustees’ compensation	466
Total expenses before reductions	560,978
Expense reductions	(130,950)	430,028

Net investment income		2,727,403
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11
Net increase in net assets resulting from operations		$ 2,727,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Statement of Changes in Net Assets
	Six months ended	Year ended
	February 28, 2006	August 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,727,403	$ 2,933,810
Net realized gain (loss)	11	6,668
Net increase in net assets resulting from operations	2,727,414	2,940,478
Distributions to shareholders from net investment income	(2,729,139)	(2,931,883)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	356,405,546	502,664,387
Reinvestment of distributions	2,693,173	2,899,293
Cost of shares redeemed	(332,111,806)	(444,707,485)
Net increase (decrease) in net assets and shares re-
sulting from share transactions	26,986,913	60,856,195
Total increase (decrease) in net assets	26,985,188	60,864,790

Net Assets
Beginning of period	217,819,457	156,954,667
End of period (including undistributed net investment
income of $17,518 and undistributed net investment
income of $19,254, respectively)	$ 244,804,645	$ 217,819,457

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights
	Six months ended
	February 28, 2006	Years ended August 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	012.016		.006	.008	.013	.032
Net realized and
unrealized
gain (loss)F	—	—	—	—	—	—
Total from invest
ment operations	.012	.016	.006	.008	.013	.032
Distributions from
net investment
income	(.012)	(.016)	(.006)	(.008)	(.013)	(.032)
Distributions from
net realized gain	—	—	—	—F	—	—
Total distributions	(.012)	(.016)	(.006)	(.008)	(.013)	(.032)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	1.22%	1.60%	.60%	.86%	1.30%	3.23%
Ratios to Average Net AssetsE
Expenses before
reductions	50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of
fee waivers, if
any	50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of
all reductions	.39%A	.43%	.49%	.48%	.45%	.47%
Net investment
income	2.45%A	1.63%	.60%	.82%	1.27%	3.19%
Supplemental Data
Net assets, end
of period
(000 omitted)	$244,805	$217,819	$156,955	$134,118	$132,208	$101,853

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the former account closeout fee.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Notes to Financial Statements

For the period ended February 28, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management invest ment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respec tively. The income fund is a non diversified fund. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Arizona. Certain funds may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. For the income fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securi ties. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securi ties owned by the money market fund are valued at amortized cost which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal		Net	Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Fidelity Arizona Municipal
Income Fund	$ 97,266,311	$ 2,457,777	$ (219,470)	$ 2,238,307
Fidelity Arizona Municipal
Money Market Fund	243,844,475	—	—	—

Short Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

28

2. Operating Policies.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the income funds’ Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, for the income fund aggregated $13,185,478 and $11,642,065, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment manage ment related services for which the funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the independent Trustees. Each fund’s management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	55%
Fidelity Arizona Municipal Money Market Fund	50%

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 21,917
Fidelity Arizona Municipal Money Market Fund	130,950

7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

30

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

Semiannual Report

32

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

33 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Re
search (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

AZI/SPZ-USAN-0406 1.790941.102

Fidelity® Municipal Money Market Fund

Semiannual Report February 28, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments.
Financial Statements	92	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	96	Notes to the financial statements.
Board Approval of	100
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	September 1, 2005
	September 1, 2005	February 28, 2006	to February 28, 2006
Actual	$1,000.00	$1,012.50	$2.25
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,022.56	$2.26

* Expenses are equal to the Fund’s annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	2/28/06	8/31/05	2/28/05
0 – 30	89.9	92.4	89.8
31 – 90	5.2	2.1	1.9
91 – 180	1.9	0.3	5.0
181 – 397	3.0	5.2	3.3
Weighted Average Maturity
	2/28/06	8/31/05	2/28/05
Fidelity Municipal Money Market Fund	18 Days	24 Days	19 Days
All Tax Free Money Market Funds
Average*	24 Days	28 Days	28 Days

*Source: iMoneyNet, Inc.

5 Semiannual Report

Investments February 28, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 97.0%
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Alabama – 1.3%
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 3.29%, LOC
SouthTrust Bank NA, VRDN (c)(f)		$ 7,415	$ 7,415
(Gazebo East Proj.) Series 1991 B, 3.29%, LOC SouthTrust
Bank NA, VRDN (c)		2,350	2,350
(Liberty Square Apts. Proj.) Series C, 3.29%, LOC SouthTrust
Bank NA, VRDN (c)(f)		8,500	8,500
(Sundown Apts. Proj.) Series 2000 E, 3.27%, LOC AmSouth
Bank NA, Birmingham, VRDN (c)(f)		6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN Series Merlots 01 A38, 3.28% (Liquidity Facility
Wachovia Bank NA) (c)(f)(g)		13,355	13,355
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev.
Participating VRDN Series MT 16, 3.22% (Liquidity Facility
Svenska Handelsbanken AB) (c)(g)		23,055	23,055
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber
Museum Proj.) 3.23%, LOC AmSouth Bank NA,
Birmingham, VRDN (c)		16,000	16,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev.
Participating VRDN:
Series EGL 030007 Class A, 3.22% (Liquidity Facility
Citibank NA, New York) (c)(g)		4,875	4,875
Series EGL 02 6009, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)		4,100	4,100
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.)
3.26%, LOC Wachovia Bank NA, VRDN (c)(f)		8,000	8,000
Cullman Med. Park South Med. Clinic Board Rev. Participating
VRDN Series MT 121, 3.24% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(g)		13,080	13,080
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel
Decatur LLC Proj.) Series 2003 A, 3.28%, VRDN (c)(f)		17,000	17,000
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.)
3.33%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)		3,390	3,390
Health Care Auth. for Baptist Health Participating VRDN Series
ROC II R499CE, 3.28% (Liquidity Facility Citigroup,
Inc.) (c)(g)		25,000	25,000
Houston County Health Care Auth. Rev. Bonds Series PT 880,
2.85%, tender 6/22/06 (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)(h)		23,730	23,730
Huntsville Gen. Oblig. Participating VRDN Series PT 3239,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)		5,275	5,275
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.)
3.26%, LOC Wachovia Bank NA, VRDN (c)(f)		8,200	8,200

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama – continued
Jefferson County Swr. Rev. Participating VRDN:
Series EGL 02 6016, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)	$ 5,000	$ 5,000
Series PT 849, 3.22% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)	12,495	12,495
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.)
3.29%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(f)	3,620	3,620
Mobile Indl. Dev. Board Rev. (Newark Group Ind. Proj.)
3.31%, LOC Wachovia Bank NA, VRDN (c)(f)	4,975	4,975
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip.
Proj.) Series 1996, 3.34%, LOC SouthTrust Bank NA,
VRDN (c)(f)	1,080	1,080
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.)
Series 1997, 3.29%, LOC Bank of America NA, VRDN (c)(f)	1,220	1,220
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters
477, 3.22% (Liquidity Facility JPMorgan Chase Bank) (c)(g) .	4,765	4,765
		222,980

Alaska – 1.2%
Alaska Hsg. Fin. Corp.:
Participating VRDN Series Putters 1020, 3.25% (Liquidity
Facility JPMorgan Chase Bank) (c)(f)(g)	5,780	5,780
Series A, 3.25% (FSA Insured), VRDN (c)(f)	92,000	92,000
Alaska Indl. Dev. & Export Auth. Participating VRDN Series MT
129, 3.26% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	4,850	4,850
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN
Series PT 862, 3.23% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)	9,995	9,995
Alaska Intl. Arpts. Revs. Participating VRDN:
Series Merlots 99 I, 3.28% (Liquidity Facility Wachovia Bank
NA) (c)(f)(g)	7,500	7,500
Series PT 2061, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	9,605	9,605
Series ROC II R138, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)	8,015	8,015
Anchorage Elec. Util. Rev. Participating VRDN Series Putters
1128, 3.22% (Liquidity Facility JPMorgan Chase &
Co.) (c)(g)	2,220	2,220
Anchorage Gen. Oblig. Participating VRDN Series PT 2652,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	11,980	11,980
Anchorage Wastewtr. Rev. Participating VRDN Series DB 128,
3.22% (Liquidity Facility Deutsche Bank AG) (c)(g)	6,930	6,930

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alaska – continued
Eclipse Fdg. Trust Participating VRDN Series Solar 06 22,
3.22% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	$ 5,020	$ 5,020
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.):
Series 1994 A, 3%, tender 6/1/06 (c)	24,500	24,500
Series 1994 C, 3%, tender 6/1/06 (c)	24,000	24,000
		212,395

Arizona – 1.9%
Arizona School Facilities Board Ctfs. of Prtn. Participating
VRDN Series ROC II R 4069, 3.22% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (c)(g)	8,570	8,570
Arizona School Facilities Board State School Impt. Rev.
Participating VRDN Series Putters 484, 3.22% (Liquidity
Facility JPMorgan Chase Bank) (c)(g)	11,865	11,865
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN
Series PT 2312, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	3,700	3,700
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN
Series PT 2237, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	14,010	14,010
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 3.24%
tender 4/13/06, CP mode (f)	6,035	6,035
(Clayton Homes, Inc. Proj.) Series 1998, 3.28%, LOC U.S.
Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 3.25%, LOC Fannie
Mae, VRDN (c)(f)	9,000	9,000
(San Angelin Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (c)(f)	14,900	14,900
(San Lucas Apts. Proj.) 3.28%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.) Series A2, 3.22%, LOC Fannie
Mae, VRDN (c)(f)	3,390	3,390
(San Miguel Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 3.25%, LOC Fannie Mae,
VRDN (c)(f)	7,000	7,000
(Village Square Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (c)(f)	3,800	3,800
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 1165, 3.25% (Liquidity
Facility Morgan Stanley) (c)(f)(g)	41,200	41,200
Mesa Util. Sys. Rev. Participating VRDN Series Putters 960,
3.22% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,190	5,190

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arizona – continued
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN
Series Merlots 02 A28, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	$ 3,375	$ 3,375
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	17,000	17,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 1995, 3.24%,
LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	10,700	10,700
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Participating
VRDN:
Series EGL 7050040 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)	9,475	9,475
Series EGL 720050020, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	23,035	23,035
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN
Series PT 1401, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	4,405	4,405
Phoenix Gen. Oblig. Participating VRDN Series PT 1436,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	1,395	1,395
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square
Apt. Proj.) Series 1995, 3.24%, LOC Bank of America NA,
VRDN (c)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.35%,
LOC Wachovia Bank NA, VRDN (c)(f)	990	990
(Plastican Proj.) Series 1997, 3.24%, LOC Fleet Bank NA,
VRDN (c)(f)	3,020	3,020
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating
VRDN:
Series Merlots 01 A23, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	370	370
Series MT 156, 3.27% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	8,545	8,545
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron
Place Apts. Proj.) 3.25%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Mortgage Rev.
Participating VRDN Series RF 05 17 Class A, 3.38%
(Liquidity Facility Bank of New York, New York) (c)(f)(g)	6,300	6,300
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series ROC II R1002, 3.22% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	14,125	14,125
Series 1997 A:
3.12% 3/6/06, CP	10,000	10,000
3.12% 3/7/06, CP	8,050	8,050

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Arizona – continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: -
continued
Series 1997 B, 3.17% 3/9/06, CP		$ 10,000	$ 10,000
Series 2004 C, 3.12% 3/2/06, CP		21,000	21,000
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap.
Corp. Proj.) 3.28% tender 4/6/06, CP mode		8,560	8,560
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab.
Proj.) Series 1999 A, 3.48%, LOC Wells Fargo Bank NA,
San Francisco, VRDN (c)(f)		2,045	2,045
			332,650

Arkansas – 0.7%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.)
Series 1999, 3.26%, LOC Bank of America NA, VRDN (c)(f)		2,325	2,325
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C,
3.33% (Liquidity Facility Bank of America NA) (c)(f)(g)		4,260	4,260
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.)
3.25%, LOC Wachovia Bank NA, VRDN (c)(f)		28,000	28,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners
LP Proj.) 3.25%, LOC Fannie Mae, VRDN (c)(f)		8,100	8,100
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN Series MS 1139, 3.25% (Liquidity Facility Morgan
Stanley) (c)(f)(g)		54,663	54,663
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.)
Series 1992, 3.35%, LOC Fortis Banque SA, VRDN (c)(f)		9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp.
Proj.) Series 1999, 3.26%, LOC Bank of America NA,
VRDN (c)(f)		5,500	5,500
Univ. of Arkansas Univ. Revs. Participating VRDN Series PT
1948, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		5,715	5,715
			118,063

California – 1.4%
Access to Lns. for Learning Student Ln. Corp. Rev.:
Bonds (Student Ln. Prog.) Series II A7, 2.95%, tender
6/1/06, LOC State Street Bank & Trust Co., Boston (c)(f)		13,350	13,350
(Student Ln. Prog.):
Series VA1, 3.25% (AMBAC Insured), VRDN (c)(f)		50,000	50,000
Series VA2, 3.24% (AMBAC Insured), VRDN (c)(f)		45,000	45,000
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating
VRDN:
Series MT 208, 3.25% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(f)(g)		68,080	68,080
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating
VRDN: – continued
Series MT 211, 3.25% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(f)(g)	$ 36,210	$ 36,210
Series MT 22, 3.25% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	9,180	9,180
Series MT 79, 3.25% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	865	865
Series PT 998, 3.25% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	24,900	24,900
		247,585

Colorado – 3.4%
Adams & Arapahoe Counties Joint School District #28J Aurora
Participating VRDN Series PT 1771, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)	5,845	5,845
Adams County Hsg. Auth. (Semper Village Apartments Proj.)
Series 2004 A, 3.28%, LOC Fannie Mae, VRDN (c)(f)	7,250	7,250
Arapaho County School District #6, Littleton Participating
VRDN Series PT 1983, 3.22% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(g)	7,390	7,390
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.)
Series 1996, 3.3%, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Ed. Ln. Prog. TRAN Series B, 6.25% 8/7/06	106,700	107,898
Colorado Health Facilities Auth. Retirement Hsg. Rev.
Participating VRDN:
Series PZ 89, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	12,945	12,945
Series TOC 06 Z2, 3.26% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(g)	12,900	12,900
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.22% (Liquidity Facility
Svenska Handelsbanken AB) (c)(g)	20,570	20,570
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.35%, LOC
JPMorgan Chase Bank, VRDN (c)	16,300	16,300
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series FRRI 00 A3, 3.53% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(f)(g)	235	235
Series FRRI 00 A4, 3.48% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(f)(g)	815	815
Series FRRI L37J, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	7,665	7,665
Series FRRI L9, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	1,035	1,035
See accompanying notes which are an integral part of the financial statements.

11		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
Colorado Hsg. & Fin. Auth. Participating VRDN: – continued
Series LB 03 L31J, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	$ 7,475	$ 7,475
Series LB 04 F12, 3.28% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(f)(g)	7,250	7,250
Series LB 04 F13, 3.28% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(f)(g)	7,475	7,475
Series LB 05 F4, 3.33% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(f)(g)	4,200	4,200
Series Merlots 01 A20, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	5,605	5,605
Series PT 1373, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	2,785	2,785
Series Putters 120, 3.25% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	2,055	2,055
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Republic
Services, Inc. Proj.) 3.24%, LOC Bank of America NA,
VRDN (c)(f)	7,000	7,000
Colorado Springs Utils. Rev. Participating VRDN:
Series SGB 28, 3.22% (Liquidity Facility Societe
Generale) (c)(g)	11,480	11,480
Series TOC 04 E, 3.22% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(g)	11,650	11,650
Colorado Student Oblig. Auth.:
(Student Ln. Prog.) Series 1990 A, 3.27% (AMBAC Insured),
VRDN (c)(f)	45,655	45,655
Series 1989 A, 3.24% (AMBAC Insured), VRDN (c)(f)	14,000	14,000
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources
Rev. Participating VRDN Series PT 3179, 3.22% (Liquidity
Facility Merrill Lynch & Co., Inc.) (c)(g)	12,595	12,595
Dawson Ridge Metropolitan District # 1 Participating VRDN
Series TOC 06 Z6, 3.26% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(g)	25,105	25,105
Denver City & County Arpt. Rev. Participating VRDN:
Series FRRI 01 F12, 3.28% (Liquidity Facility Bank of New
York, New York) (c)(f)(g)	5,000	5,000
Series LB 05 P2U, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	6,957	6,957
Series MS 1167, 3.21% (Liquidity Facility Morgan
Stanley) (c)(g)	15,228	15,228

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
Denver City & County Arpt. Rev. Participating VRDN: -
continued
Series PA 762, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	$ 4,995	$ 4,995
Series PA 764R, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	4,995	4,995
Series PT 2496, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	4,160	4,160
Series PT 3124, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	7,250	7,250
Series PT 782, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	5,515	5,515
Series PT 920, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	1,500	1,500
Series Putters 1054, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)	5,290	5,290
Series RF 02 E14, 3.33% (Liquidity Facility Bank of New
York, New York) (c)(f)(g)	44,045	44,045
Series Stars 104, 3.22% (Liquidity Facility BNP Paribas
SA) (c)(g)	5,520	5,520
Denver City & County Gen. Oblig. Participating VRDN Series
PT 3208, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	9,330	9,330
Denver City & County Spl. Facilities Arpt. Rev. (Worldport at
DIA Proj.) Series A, 3.28%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	8,790	8,790
El Paso County Co. Single Family Mtg. Rev. Participating
VRDN:
Series LB 06 P1U, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	4,975	4,975
Series MS 1136, 3.25% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	4,300	4,300
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.)
Series 1993, 3.63%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	760	760
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 3.28%, LOC Fannie
Mae, VRDN (c)(f)	7,250	7,250
(Timberleaf Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (c)(f)	13,850	13,850
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts
Apts. Proj.) Series 2000 A, 3.28%, LOC U.S. Bank NA,
Minnesota, VRDN (c)	6,785	6,785

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
Reg’l. Trans. District Sales Tax Rev. Participating VRDN Series
MS 01 679, 3.21% (Liquidity Facility Morgan Stanley) (c)(g)	$ 2,955	$ 2,955
Southern Ute Indian Tribe of Southern Ute Indian Reservation
3.27%, VRDN (c)	13,000	13,000
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN
Series EGL 7050046 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)	4,620	4,620
Weld County School District #6, Greely Participating VRDN
Series PT 1918, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	4,565	4,565
Westminster County Multi-family Hsg. Rev. (Lakeview Apts.
Proj.) Series 1997, 3.3%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		577,323

Connecticut – 0.9%
Connecticut Gen. Oblig. Participating VRDN:
Series EGL 7050017 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)	25,420	25,420
Series EGL 7050078 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)	19,000	19,000
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38,
3.23% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	86,980	86,980
North Haven Gen. Oblig. BAN 3.75% 4/26/06	20,000	20,015
		151,415

Delaware – 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co.
Proj.):
Series 1988, 3.11%, VRDN (c)(f)	3,550	3,550
Series 1993 C, 3.3%, VRDN (c)	4,300	4,300
Series 1994, 3.11%, VRDN (c)(f)	20,700	20,700
Series 1999 A, 3.33%, VRDN (c)	6,730	6,730
Series 1999 B, 3.38%, VRDN (c)(f)	9,000	9,000
Delaware Gen. Oblig. Participating VRDN Series Floaters 05
14, 3.22% (Liquidity Facility BNP Paribas SA) (c)(g)	10,550	10,550
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	10,275	10,275
Series FRRI 02 L8, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	5,305	5,305

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Delaware – continued
Delaware Hsg. Auth. Rev. Participating VRDN: – continued
Series ROC II R359, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)		$ 2,140	$ 2,140
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield
English Village Proj.) 3.28%, LOC Fannie Mae, VRDN (c)(f)	.	8,500	8,500
			81,050

District Of Columbia – 2.8%
Bank of New York Muni. Ctfs. trust various states Participating
VRDN Series BNY 05 5, 3.32% (Liquidity Facility Bank of
New York, New York) (c)(f)(g)		55,800	55,800
District of Columbia Enterprise Zone Rev. (Crowell & Moring
LLP Proj.) 3.24%, LOC SunTrust Banks, Inc., VRDN (c)(f)		2,900	2,900
District of Columbia Gen. Oblig. Participating VRDN Series
ROC II 99 10, 3.22% (Liquidity Facility Citibank NA) (c)(g)		5,905	5,905
District of Columbia Hosp. Rev. Participating VRDN Series
Floaters 01 712, 3.25% (Liquidity Facility Morgan
Stanley) (c)(g)		17,020	17,020
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 3.34%, LOC Bank of
America NA, VRDN (c)(f)		3,140	3,140
(WDC I LP Dev. Proj.) Series 2000, 3.24%, LOC SunTrust
Banks, Inc., VRDN (c)(f)		8,355	8,355
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev.
Participating VRDN Series PT 3088, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)		8,620	8,620
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 3.34%, LOC Branch
Banking & Trust Co., VRDN (c)(f)		5,250	5,250
(Fort Lincoln New Town/Premium Distributors LLC Proj.)
Series 2000, 3.25%, LOC Wachovia Bank NA,
VRDN (c)(f)		8,455	8,455
(Nat’l. Assoc. of Realtors Proj.) Series 2003 A, 3.24%, LOC
SunTrust Banks, Inc., VRDN (c)(f)		7,500	7,500
District of Columbia Tax Increment Rev. Participating VRDN
Series PT 1410, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		5,115	5,115
District of Columbia Wtr. & Swr. Auth. Participating VRDN:
Series EGL 98 5201, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)		12,300	12,300
Series ROC II 99 5, 3.22% (Liquidity Facility Citibank
NA) (c)(g)		9,505	9,505

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
District Of Columbia – continued
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev.:
Participating VRDN Series MT 108, 3.26% (Liquidity Facility
Svenska Handelsbanken AB) (c)(f)(g)		$ 1,660	$ 1,660
Series A:
3.15% 3/17/06, LOC Bank of America NA, CP (f)		1,000	1,000
3.23% 3/17/06, LOC Bank of America NA, CP (f)		8,500	8,500
Series B, 3.23% 3/16/06, LOC Bank of America NA, CP (f)		22,000	22,000
Series C:
3.23% 3/16/06, LOC Bank of America NA, CP (f)		12,000	12,000
3.35% 3/28/06, LOC Bank of America NA, CP (f)		12,000	12,000
Metropolitan Washington Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series EGL 06 8 Class A, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)		9,325	9,325
Series EGL 06 9 Class A, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)		13,400	13,400
Series EGL 7050026 Class A, 3.26% (Liquidity Facility
Citibank NA) (c)(f)(g)		5,750	5,750
Series EGL 720050023, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)		5,975	5,975
Series MT 114, 3.26% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)(g)		5,990	5,990
Series MT 13, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		5,495	5,495
Series PT 1991, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		3,230	3,230
Series PT 2672, 3.26% (Liquidity Facility Dexia Cr. Local
de France) (c)(f)(g)		5,335	5,335
Series PT 3265, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		2,500	2,500
Series PT 689, 3.26% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(f)(g)		5,870	5,870
Series Putters 1017, 3.25% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)		1,375	1,375
Series ROC II R195, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)		5,995	5,995
Series Stars 126, 3.26% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)		20,000	20,000
Series Stars 130, 3.26% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)		5,160	5,160
Series TOC 05 E, 3.25% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(f)(g)		19,200	19,200

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
District Of Columbia – continued
Metropolitan Washington Arpts. Auth. Sys. Rev.: – continued
Participating VRDN:
Series TOC 05 MM, 3.25% (Liquidity Facility Goldman
Sachs Group, Inc.) (c)(f)(g)	$ 15,000	$ 15,000
Series TOC 06 D, 3.25% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(f)(g)	12,000	12,000
Series C, 3.25% (FSA Insured), VRDN (c)(f)	130,000	130,000
		478,625

Florida – 3.2%
Broward County Arpt. Sys. Rev. Participating VRDN Series
Stars 93, 3.26% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	12,080	12,080
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary
Apts Proj.) Series A, 3.22%, LOC Fannie Mae, VRDN (c)(f)	16,230	16,230
Canaveral Port Auth. Rev. Participating VRDN Series ROC II
R2025, 3.22% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(g)	7,745	7,745
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
17, 3.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	16,000	16,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF
00 15, 3.33% (Liquidity Facility Bank of New York, New
York) (c)(f)(g)	6,100	6,100
Florida Board of Ed. Cap. Outlay Participating VRDN Series
EGL 7050031 Class A, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	16,310	16,310
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series ROC II R6047, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	12,140	12,140
Series TOC 05 LL, 3.22% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(g)	7,600	7,600
Florida Board of Ed. Pub. Ed. Participating VRDN Series
Putters 473, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	6,950	6,950
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 3.22%, LOC
Fannie Mae, VRDN (c)(f)	7,500	7,500
(Lynn Lake Apts. Proj.) Series B1, 3.28%, LOC Freddie Mac,
VRDN (c)(f)	10,100	10,100
Florida Hsg. Fin. Corp. Rev. (Riverside Apts. Proj.) Series 2000
1, 3.25%, LOC Bank of America NA, VRDN (c)(f)	8,000	8,000
Hillsborough County Aviation Auth. Rev. Participating VRDN
Series PT 745, 3.26% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)(g)	2,500	2,500

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Hunters
Run Apts. Proj.) Series 2002 A, 3.25%, LOC Fannie Mae,
VRDN (c)(f)	$ 9,000	$ 9,000
Jacksonville Aviation Auth. Rev.:
Series B1, 3.23% (FSA Insured), VRDN (c)(f)	26,050	26,050
Series B2, 3.23% (FSA Insured), VRDN (c)(f)	8,775	8,775
3.23% (FGIC Insured), VRDN (c)(f)	15,500	15,500
Jacksonville Elec. Auth. Rev. Series C1:
3.12% 4/5/06 (Liquidity Facility JPMorgan Chase Bank), CP	21,460	21,460
3.12% 4/5/06 (Liquidity Facility JPMorgan Chase Bank), CP	22,000	22,000
3.18% 4/7/06 (Liquidity Facility JPMorgan Chase Bank), CP	2,850	2,850
Jacksonville Health Facilities Auth. Participating VRDN Series
ROC II R186, 3.22% (Liquidity Facility Citibank NA) (c)(g)	11,800	11,800
JEA Saint Johns River Pwr. Park Sys. Rev. Participating VRDN
Series Putters 1182, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)	16,205	16,205
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters
805, 3.22% (Liquidity Facility JPMorgan Chase Bank) (c)(g) .	5,470	5,470
Lakeland Wtr. & Wastewtr. Rev. Participating VRDN Series
Putters 481, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	4,995	4,995
Lee County Arpt. Rev. Participating VRDN Series PT 2269,
3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,880	2,880
Miami-Dade County Aviation Rev.:
Participating VRDN:
Series LB O5 L23, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	6,855	6,855
Series PT 3247, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	9,660	9,660
Series 2005 B, 3.3% 4/5/06, LOC BNP Paribas SA, LOC
Dexia Cr. Local de France, CP	13,500	13,500
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating
VRDN Series PT 2411, 3.27% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(f)(g)	19,100	19,100
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point
Villas Apt. Proj.) Series 2000 F, 3.22%, LOC Fannie Mae,
VRDN (c)(f)	5,750	5,750
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced
Drainage Sys., Inc. Proj.) 3.32%, LOC Nat’l. City Bank,
VRDN (c)(f)	1,000	1,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay
Apts. Proj.) Series A, 3.25%, LOC Fannie Mae, VRDN (c)(f) .	3,700	3,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Palm Beach County School Board Ctfs. of Prtn. Participating
VRDN Series ROC II R297, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	$ 6,435	$ 6,435
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev.
Participating VRDN:
Series PT 2239, 3.27% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	5,150	5,150
Series PT 993, 3.27% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	2,760	2,760
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge
Cove Apts. Proj.) Series 2001, 3.25%, LOC Fannie Mae,
VRDN (c)(f)	4,900	4,900
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec.
Coop., Inc. Proj.) Series 1984 H2, 3.7% (Nat’l. Rural Utils.
Coop. Fin. Corp. Guaranteed), VRDN (c)	6,050	6,050
Sunshine State Govt. Fing. Commission Rev.:
Series 2001 G, 3.12% 4/10/06 (FGIC Insured), CP (f)	29,895	29,895
Series A, 3.15% 3/8/06 (AMBAC Insured) (FGIC Insured),
CP	14,847	14,847
Series G:
3.15% 3/7/06 (FGIC Insured), CP (f)	4,611	4,611
3.16% 3/8/06 (FGIC Insured), CP (f)	18,355	18,355
Series I, 3.2% 4/7/06 (CIFG North America Insured), CP (f)	65,000	65,000
Tampa Bay Wtr. Util. Sys. Rev. 3.24%, LOC Bank of America
NA, VRDN (c)(f)	50,600	50,600
		544,408

Georgia – 4.0%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating
VRDN:
Series DB 186, 3.22% (Liquidity Facility Deutsche Bank
AG) (c)(g)	12,310	12,310
Series EGL 7053030, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	28,985	28,985
Atlanta Arpt. Rev.:
Participating VRDN:
Series Merlots 00 CCC, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	5,000	5,000
Series MS 00 313, 3.25% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	4,090	4,090
Series MT 11, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	1,490	1,490
Series MT 43, 3.26% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	9,680	9,680

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Georgia – continued
Atlanta Arpt. Rev.: – continued
Participating VRDN:
Series PT 2501, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		$ 24,155	$ 24,155
Series PT 901, 3.26% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)		12,000	12,000
Series 2005 B2, 3.12% 4/6/06, LOC Bayerische
Landesbank (UNGTD), LOC Cr. Agricole SA, CP		15,935	15,935
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN
Series Putters 1044, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)		10,030	10,030
Atlanta Gen. Oblig. Participating VRDN Series SG 123,
3.22% (Liquidity Facility Societe Generale) (c)(g)		9,845	9,845
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 3.24%, LOC SunTrust Banks, Inc.,
VRDN (c)(f)		4,340	4,340
(Brentwood Creek Apts. Proj.) Series 1999, 3.24%, LOC
SunTrust Banks, Inc., VRDN (c)(f)		4,320	4,320
(Capitol Gateway Apts. Proj.) 3.31%, LOC Bank of America
NA, VRDN (c)(f)		4,125	4,125
(Carver Redev. Phase III Proj.) 3.24%, LOC SunTrust Banks,
Inc., VRDN (c)(f)		2,500	2,500
(Carver Redev. Proj.) Series 2000, 3.24%, LOC SunTrust
Banks, Inc., VRDN (c)(f)		2,955	2,955
(Collegetown at Harris Homes Phase I Proj.) 3.28%, LOC
Fannie Mae, VRDN (c)(f)		5,650	5,650
(Peaks at West Atlanta Proj.) Series 2001, 3.24%, LOC
SunTrust Banks, Inc., VRDN (c)(f)		4,910	4,910
(Villages of Cascade Proj.) Series 1997 A, 3.24%, LOC
SunTrust Banks, Inc., VRDN (c)(f)		6,285	6,285
Series A, 3.25%, LOC Wachovia Bank NA, VRDN (c)(f)		9,600	9,600
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series BA 02 A, 3.28% (Liquidity Facility Bank of America
NA) (c)(g)		4,520	4,520
Series EGL 04 2014 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)		4,950	4,950
Series PT 2373, 3.22% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)		19,900	19,900
Series ROC II R 324, 3.22% (Liquidity Facility Citibank
NA) (c)(g)		5,405	5,405
Bartow County Dev. Auth. Multi-family Hsg. Rev. (Somerset
Cove Apts. Proj.) 3.2%, VRDN (c)(f)		5,000	5,000
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek
Envir. Proj.) 3.24%, LOC SunTrust Banks, Inc., VRDN (c)(f)		5,100	5,100
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – continued
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.)
Series 1995, 3.25%, LOC Wachovia Bank NA, VRDN (c)(f) .	$ 6,400	$ 6,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series
2000, 2.83%, tender 5/5/06 (c)	20,725	20,725
Participating VRDN:
Series PA 1315, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	4,140	4,140
Series ROC II R413, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	5,320	5,320
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts
Proj.) Series 1999, 3.32%, LOC Branch Banking & Trust Co.,
VRDN (c)(f)	13,745	13,745
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.):
Series 2000 B, 3.33%, LOC Gen. Elec. Cap. Corp.,
VRDN (c)(f)	20,900	20,900
Series 2000 C, 3.33%, LOC Gen. Elec. Cap. Corp.,
VRDN (c)(f)	48,000	48,000
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts.
Proj.) 3.24%, LOC SunTrust Banks, Inc., VRDN (c)(f)	6,200	6,200
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt.
Proj.) 3.25%, LOC Freddie Mac, VRDN (c)(f)	10,265	10,265
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.)
3.29%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,800	1,800
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 3.24%, LOC
SunTrust Banks, Inc., VRDN (c)(f)	3,575	3,575
(Wesley Club Apts. Proj.) 3.24%, LOC SunTrust Banks, Inc.,
VRDN (c)(f)	5,900	5,900
Fulton County Bldg. Auth. Rev. Participating VRDN Series
Putters 323, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	11,630	11,630
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Walton Falls
Apt. Proj.) Series 1999, 3.25%, LOC Wachovia Bank NA,
VRDN (c)(f)	18,000	18,000
Fulton DeKalb Hosp. Auth. Hosp. Rev. Participating VRDN
Series MT 93, 3.22% (Liquidity Facility Svenska
Handelsbanken AB) (c)(g)	5,000	5,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev.
(Spout Springs Wtr. LLC Proj.) 3.24%, LOC Bank of America
NA, VRDN (c)(f)	10,300	10,300

See accompanying notes which are an integral part of the financial statements.

21		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Georgia – continued
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series
PA 786, 3.23% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		$ 4,595	$ 4,595
Georgia Port Auth. Rev.:
(Colonel’s Island Term. Proj.) 3.24%, LOC SunTrust Banks,
Inc., VRDN (c)(f)		3,100	3,100
(Mayor’s Point Term. Proj.) Series 1992, 3.24%, LOC
SunTrust Banks, Inc., VRDN (c)(f)		1,400	1,400
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN:
Series ROC II R6009 3.22% (Liquidity Facility Citibank
NA) (c)(g)		9,175	9,175
Series Stars 87, 3.22% (Liquidity Facility BNP Paribas
SA) (c)(g)		16,015	16,015
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc.
Proj.) Series 1996, 3.24%, LOC Wells Fargo Bank NA, San
Francisco, VRDN (c)(f)		6,260	6,260
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 3.24%, LOC SunTrust Banks,
Inc., VRDN (c)(f)		7,900	7,900
(Herrington Woods Apt. Proj.) Series 1996 A, 3.24%, LOC
Fannie Mae, VRDN (c)(f)		13,235	13,235
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing
Corp. Proj.) Series 1997, 3.24%, LOC Fleet Nat’l. Bank,
VRDN (c)(f)		12,250	12,250
Henry County Wtr. & Swr. Auth. Rev. Participating VRDN
Series PT 2583, 3.22% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)		7,125	7,125
Liberty County Indl. Auth. (Hy Sil Manufacturing Co., Inc.
Proj.) Series 2001 A, 3.24%, LOC SunTrust Banks, Inc.,
VRDN (c)(f)		2,250	2,250
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander
Crossing Apts. Proj.) 3.29%, LOC AmSouth Bank NA,
Birmingham, VRDN (c)(f)		15,900	15,900
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp.
Proj.) Series 1999, 3.24%, LOC Bank of America NA,
VRDN (c)(f)		4,300	4,300
Metropolitan Atlanta Rapid Transit Series 2004 B, 3.17%
3/9/06, LOC Dexia Cr. Local de France, CP		10,200	10,200
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.
Participating VRDN Series SG 57, 3.22% (Liquidity Facility
Societe Generale) (c)(g)		13,605	13,605
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.)
3.24%, LOC SunTrust Banks, Inc., VRDN (c)(f)		2,500	2,500
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds Second
Series 1995, 2.83%, tender 5/5/06 (c)		12,500	12,500
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – continued
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc.
Proj.) Series 1994, 3.29%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	$ 1,300	$ 1,300
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Park Ridge Apts. Proj.) 3.25%, LOC Fannie Mae,
VRDN (c)(f)	8,200	8,200
(Walton Centennial Proj.) Series A, 3.25%, LOC Wachovia
Bank NA, VRDN (c)(f)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 3.24%, VRDN (c)(f)	17,100	17,100
(Kaolin Terminals, Inc. Proj.) 3.24%, LOC Bank of America
NA, VRDN (c)(f)	17,950	17,950
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 3.24%, LOC
SunTrust Banks, Inc., VRDN (c)(f)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 3.24%, LOC
SunTrust Banks, Inc., VRDN (c)(f)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.)
Series 1997, 3.29%, LOC AmSouth Bank NA, Birmingham,
VRDN (c)(f)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc.
Proj.) Series 1997, 3.28%, LOC Wachovia Bank NA,
VRDN (c)(f)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic
Svcs. of Georgia LP Proj.) Series 2000, 3.23%, LOC SunTrust
Banks, Inc., VRDN (c)(f)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.)
Series 2000, 3.24%, LOC SunTrust Banks, Inc., VRDN (c)(f) .	15,000	15,000
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook
Peanut Co. Proj.) Series 1996 B, 3.24%, LOC SunTrust
Banks, Inc., VRDN (c)(f)	3,200	3,200
		682,830

Hawaii – 0.5%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series MSTC 01 147 Class A, 3.25% (Liquidity Facility Bear
Stearns Companies, Inc.) (c)(f)(g)	11,185	11,185
Series PA 1238, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	1,695	1,695
Series PA 765, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	4,995	4,995
Series ROC II R59, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)	7,495	7,495

See accompanying notes which are an integral part of the financial statements.

23		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Hawaii – continued
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating
VRDN:
Series PA 1062, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	$ 6,370	$ 6,370
Series PA 1224, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	4,670	4,670
Series PA 1244, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	2,500	2,500
Series PA 795R, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	8,900	8,900
Hawaii Gen. Oblig. Participating VRDN:
Series EGL 00 1101, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)	6,470	6,470
Series PT 3196, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	17,030	17,030
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev.
Participating VRDN Series Merlots 01 A15, 3.28% (Liquidity
Facility Wachovia Bank NA) (c)(f)(g)	2,340	2,340
Honolulu City and County Wastewtr. Sys. Participating VRDN
Series PT 3084, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,375	5,375
		79,025

Idaho – 0.2%
Idaho Hsg. & Fin. Assoc.:
Participating VRDN Series PA 145A, 3.26% (Liquidity
Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	341	341
Series 2003 D, 3.25% (Liquidity Facility Lloyds TSB Bank
PLC), VRDN (c)(f)	13,705	13,705
Series 2003 E, 3.25% (Liquidity Facility Lloyds TSB Bank
PLC), VRDN (c)(f)	12,905	12,905
Series D Class I, 3.25% (Liquidity Facility Lloyds TSB Bank
PLC), VRDN (c)(f)	10,000	10,000
		36,951

Illinois – 7.7%
Aurora Single Family Mtg. Rev. Participating VRDN Series MS
1152, 3.25% (Liquidity Facility Morgan Stanley) (c)(f)(g)	75,400	75,400
Carol Stream Multi-family Rev. (Saint Charles Square Proj.)
3.3%, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O’Hare Proj.)
3.27%, LOC JPMorgan Chase Bank, VRDN (c)(f)	39,250	39,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.28% (Liquidity Facility Bank of America
NA) (c)(g)	$ 18,690	$ 18,690
Series EGL 01 1309, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)	11,205	11,205
Series Merlots 01 A47, 3.23% (Liquidity Facility Wachovia
Bank NA) (c)(g)	6,065	6,065
Series Putters 975, 3.22% (Liquidity Facility Dresdner Bank
AG) (c)(g)	5,860	5,860
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)	9,900	9,900
Series EGL 98 1302, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)	11,600	11,600
Series PT 3115, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	27,200	27,200
Series Putters 510, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	5,285	5,285
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 3.33%,
LOC Harris NA, VRDN (c)(f)	3,695	3,695
(MRC Polymers, Inc. Proj.) Series 2001, 3.26%, LOC Lasalle
Bank NA, VRDN (c)(f)	5,820	5,820
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN:
Series BA 99 X2, 3.33% (Liquidity Facility Bank of America
NA) (c)(f)(g)	32,670	32,670
Series BA 99 X1, 3.33% (Liquidity Facility Bank of America
NA) (c)(f)(g)	14,995	14,995
Series DB 189, 3.22% (Liquidity Facility Deutsche Bank
AG) (c)(g)	15,865	15,865
Series Merlots 01 A85, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	5,705	5,705
Series MT 49, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	2,000	2,000
Series MT 53, 3.26% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	16,650	16,650
Series MT 59, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	6,145	6,145
Series PA 1198, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	3,425	3,425
Series PA 1199, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	7,000	7,000

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Illinois – continued
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN: -
continued
Series PA 1200, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		$ 2,250	$ 2,250
Series PT 2345, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		2,620	2,620
Series PT 2718, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		6,150	6,150
Series PT 755, 3.26% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)		7,000	7,000
Series PT 756, 3.26% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)		7,990	7,990
Series PT 980, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		3,995	3,995
Series Putters 250, 3.25% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)		11,375	11,375
Series Putters 253, 3.25% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)		9,995	9,995
Series Putters 368Z, 3.25% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)		10,850	10,850
Series Putters 370, 3.25% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)		4,995	4,995
Series Putters 383, 3.25% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)		4,995	4,995
Series Putters 670, 3.25% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)(g)		7,400	7,400
Series Putters 845Z, 3.25% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)		14,640	14,640
Series ROC II R69, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)		18,070	18,070
Series ROC II R70, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)		3,570	3,570
Chicago O’Hare Int’l. Arpt. Spl. Facilities Rev. (O’Hare Tech
Ctr. II LLC Proj.) 3.28%, LOC Lasalle Bank NA, VRDN (c)(f)		10,500	10,500
Chicago Park District Participating VRDN Series PT 2935,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)		10,930	10,930
Chicago Pub. Bldg. Commission Bldg. Rev. Participating
VRDN:
Series PA 473, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		4,195	4,195
Series PT 2041, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		7,780	7,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	$ 470	$ 470
Series FRRI 02 L24J, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	935	935
Series Merlots 00 A31, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	70	70
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 3.28% (Liquidity Facility Bank of America
NA) (c)(g)	9,995	9,995
Series Merlots 97 V, 3.23% (Liquidity Facility Wachovia Bank
NA) (c)(g)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste
Sys. of North America Proj.) Series 1999, 3.28%, LOC
JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
21, 3.26% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (c)(g)	30,000	30,000
Cook County Forest Preservation District Participating VRDN
Series IXIS 05 25, 3.22% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(g)	12,080	12,080
Cook County Gen. Oblig. Participating VRDN:
Series PA 591, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,300	5,300
Series Solar 06 10, 3.22% (Liquidity Facility U.S. Bank NA,
Minnesota) (c)(g)	6,910	6,910
Cook County School District # 162 Matteson Participating
VRDN Series PT 3040, 3.22% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(g)	6,380	6,380
Cook County School District #135 Participating VRDN Series
PT 3120, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,705	5,705
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 3.24%, LOC
U.S. Bank NA, Minnesota, VRDN (c)(f)	5,005	5,005
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.)
3.33%, LOC Harris NA, VRDN (c)(f)	3,685	3,685
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American
Wtr. Cap. Corp. Proj.) Series 1997, 3.33% tender 4/6/06,
CP mode (f)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Cloverhill Pastry Vend Corp. Proj.) 3.4%, LOC M&I Marshall
& Ilsley Bank, VRDN (c)(f)	3,020	3,020
(Delta-Unibus Corp. Proj.) Series 2001, 3.29%, LOC Bank of
America NA, VRDN (c)(f)	3,200	3,200

See accompanying notes which are an integral part of the financial statements.

27		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Illinois – continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.: – continued
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 3.33%,
LOC Harris NA, VRDN (c)(f)		$ 1,907	$ 1,907
(R&R Enterprises 2nd Proj.) Series 1999 A, 3.33%, LOC
Harris NA, VRDN (c)(f)		4,660	4,660
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.)
Series 1994, 3.27%, LOC JPMorgan Chase Bank, VRDN (c)		2,900	2,900
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series
1998, 3.24%, LOC HSBC Bank USA, VRDN (c)(f)		7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt.,
Inc. Proj.):
3.24%, LOC JPMorgan Chase Bank, VRDN (c)(f)		5,000	5,000
3.24%, LOC Wachovia Bank NA, VRDN (c)(f)		23,000	23,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American
Wtr. Co. Proj.) 3.3% (MBIA Insured), VRDN (c)(f)		9,860	9,860
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series MACN 05 D, 3.22% (Liquidity Facility Bank of
America NA) (c)(g)		7,010	7,010
Series Merlots 97 U, 3.23% (Liquidity Facility Wachovia
Bank NA) (c)(g)		9,040	9,040
Illinois Fin. Auth. Rev. Participating VRDN Series PT 3029,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)		7,800	7,800
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals,
Inc. Proj.) 3.1%, VRDN (c)(f)		10,100	10,100
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 3.22% (Liquidity Facility Citibank
NA, New York) (c)(g)		9,100	9,100
Series EGL 02 1301, 3.22% (Liquidity Facility Citibank
NA, New York) (c)(g)		5,900	5,900
Series EGL 02 1304, 3.22% (Liquidity Facility Citibank
NA, New York) (c)(g)		5,040	5,040
Series EGL 02 6025, 3.22% (Liquidity Facility Citibank
NA, New York) (c)(g)		9,900	9,900
Series EGL 7053002 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)		15,225	15,225
Series MSTC 01 148, 3.23% (Liquidity Facility Bear
Stearns Companies, Inc.) (c)(g)		12,435	12,435
Series PT 871, 3.22% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)		4,000	4,000
Series Putters 02 321, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)		14,455	14,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Illinois Gen. Oblig.: – continued
Participating VRDN:
Series ROC II R4536, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	$ 5,155	$ 5,155
Series Solar 06 5, 3.21% (Liquidity Facility U.S. Bank NA,
Minnesota) (c)(g)	4,550	4,550
TRAN 4.5% 3/30/06	111,400	111,524
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Healthcare Corp. Proj.):
3.1% tender 3/16/06, CP mode	19,400	19,400
3.18% tender 3/9/06, CP mode	20,000	20,000
Participating VRDN:
Series PA 848R, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	5,190	5,190
Series PT 977, 3.22% (Liquidity Facility Svenska
Handelsbanken AB) (c)(g)	21,875	21,875
Illinois Int’l. Port District Facilities (Southdown, Inc. Proj.) Series
2000, 3.25%, LOC Wachovia Bank NA, VRDN (c)(f)	8,500	8,500
Illinois Reg’l. Trans. Auth. Participating VRDN:
Series 720050003 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)	4,400	4,400
Series Merlots 01 A48, 3.23% (Liquidity Facility Wachovia
Bank NA) (c)(g)	8,895	8,895
Series Merlots 02 A23, 3.23% (Liquidity Facility Wachovia
Bank NA) (c)(g)	11,755	11,755
Series MSTC 9044, 3.23% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(g)	8,200	8,200
Series PT 2394, 3.22% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	24,840	24,840
Series PT 2398, 3.22% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	26,180	26,180
Series SG 3, 3.23% (Liquidity Facility Societe
Generale) (c)(g)	4,000	4,000
Series SGB 19, 3.22% (Liquidity Facility Societe
Generale) (c)(g)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)	5,000	5,000
Series PT 1929, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	7,585	7,585
Series ROC II R4542, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	4,975	4,975

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Illinois – continued
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1996 A, 3.24%, LOC Bank of America NA,
VRDN (c)(f)		$ 3,700	$ 3,700
Series 1998 A, 3.26% (MBIA Insured), VRDN (c)(f)		1,150	1,150
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series PT 3127, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		10,695	10,695
Series Putters 1014, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)		6,965	6,965
Series Putters 1146, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)		2,260	2,260
Series Putters 963, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)		12,025	12,025
Series Putters 965, 3.22% (Liquidity Facility Dresdner Bank
AG) (c)(g)		10,785	10,785
Series RF 05 12, 3.26% (Liquidity Facility Bank of New York,
New York) (c)(g)		12,855	12,855
Series ROC II R6523, 3.22% (Liquidity Facility Citibank
NA) (c)(g)		5,285	5,285
Kane & DeKalb Counties Cmnty. Unit School District #302
Participating VRDN Series Putters 283, 3.22% (Liquidity
Facility JPMorgan Chase Bank) (c)(g)		4,600	4,600
Lake County Cmnty. Consolidated School District #46,
Grayslake Participating VRDN Series Putters 1171, 3.22%
(Liquidity Facility JPMorgan Chase Bank) (c)(g)		13,725	13,725
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.)
Series 1991, 3.25%, LOC Freddie Mac, VRDN (c)(f)		6,000	6,000
McLean & Woodford Counties Cmnty. Unit School District #5
Participating VRDN Series PT 1989, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)		5,460	5,460
Metropolitan Pier & Exposition Auth. Dedicated Sales Tax Rev.
Participating VRDN Series EGL 00 1306, 3.22% (Liquidity
Facility Citibank NA, New York) (c)(g)		10,520	10,520
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN:
Series EGL 02 6001, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)		4,600	4,600
Series Putters 269, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)		2,660	2,660
Series PZ 45, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		4,500	4,500
Series PZ 52, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		7,575	7,575

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN: – continued
Series PZ 62, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	$ 2,000	$ 2,000
Series TOC 05 Z5, 3.25% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(g)	18,005	18,005
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997,
3.33%, LOC Harris NA, VRDN (c)(f)	3,420	3,420
Northern Illinois Univ. Revs. Participating VRDN Series PT
2320, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	7,120	7,120
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series
1998, 3.28%, LOC Fannie Mae, VRDN (c)(f)	10,630	10,630
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998,
3.24%, LOC SunTrust Banks, Inc., VRDN (c)(f)	800	800
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc.
Proj.) Series 1986, 3.22%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	9,500	9,500
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating
VRDN:
Series IXIS 05 10, 3.22% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(g)	4,000	4,000
Series Merlots 01 A105, 3.23% (Liquidity Facility Wachovia
Bank NA) (c)(g)	3,155	3,155
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear &
Engineering Corp. Proj.) 3.34%, LOC Bank of America NA,
VRDN (c)(f)	4,284	4,284
Will County Cmnty. Unit School District #365, Valley View
Participating VRDN Series TOC 05 Z13, 3.25% (Liquidity
Facility Goldman Sachs Group, Inc.) (c)(g)	11,000	11,000
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.):
3.28%, LOC Lasalle Bank NA, VRDN (c)(f)	7,815	7,815
3.28%, LOC Lasalle Bank NA, VRDN (c)(f)	5,100	5,100
Winnebago County Gen. Oblig. Participating VRDN Series PT
2070, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,670	5,670
		1,313,380

Indiana – 2.2%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.)
3.26%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f) .	5,840	5,840
Baugo School Bldg. Corp. Participating VRDN Series PT 3109,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,535	5,535

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Indiana – continued
Brownsburg 1999 School Bldg. Corp. Participating VRDN
Series PT 3234, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		$ 6,160	$ 6,160
Carmel Clay Parks Bldg. Corp. Participating VRDN Series
Putters 539, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)		5,785	5,785
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series
1995, 3.24%, LOC SunTrust Banks, Inc., VRDN (c)(f)		6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange
Proj.) Series 1997, 3.32%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)		3,200	3,200
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.)
Series 2000, 3.27%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (c)(f)		7,987	7,987
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II
Proj.) 3.25%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (c)(f)		2,032	2,032
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.)
3.26%, VRDN (c)(f)		6,500	6,500
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.) Series
1996 A, 3.27%, LOC Fed. Home Ln. Bank, Indianapolis,
VRDN (c)(f)		2,975	2,975
Indiana Bond Bank RAN 4.5% 2/1/07, LOC Bank of New
York, New York		94,235	95,229
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01
177, 3.23% (Liquidity Facility Bear Stearns Companies,
Inc.) (c)(g)		17,000	17,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc.
Proj.) 3.54%, VRDN (c)(f)		7,000	7,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt.,
Inc. Proj.):
Series 2002 A, 3.24%, LOC JPMorgan Chase Bank,
VRDN (c)(f)		6,250	6,250
Series 2002 B, 3.24%, LOC JPMorgan Chase Bank,
VRDN (c)(f)		7,000	7,000
Indiana Fin. Auth. Envir. Rev. (PSI Energy, Inc. Proj.) Series B,
3.24%, LOC Calyon, VRDN (c)(f)		10,500	10,500
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II
R6056, 3.22% (Liquidity Facility Citibank NA) (c)(g)		12,270	12,270
Indiana Health Facility Fing. Auth. Rev. Participating VRDN
Series PA 972, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		7,400	7,400

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN:
Series Clipper 05 12, 3.27% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(f)(g)	$ 14,092	$ 14,092
Series Merlots 01 A2, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	1,060	1,060
Series Merlots 97 H, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	2,980	2,980
Series Putters 1204, 3.25% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)(g)	5,810	5,810
Series ROC II R99, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)	3,280	3,280
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series MT 33, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,915	5,915
Series PT 3249, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,690	5,690
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 3.25%, LOC
Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	9,910	9,910
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 3.23%, LOC Fed. Home Ln. Bank,
Cincinnati, VRDN (c)(f)	6,300	6,300
(US LLC Proj.) Series 1996, 3.63%, LOC JPMorgan Chase
Bank, VRDN (c)(f)	400	400
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series LB 05 L24, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	16,395	16,395
Series MT 150, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	7,170	7,170
Series MT 39, 3.26% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)(g)	16,870	16,870
Series Putters 1154, 3.25% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)	9,445	9,445
IPS Multi-School Bldg. Corp. Participating VRDN Series PT
2297, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,665	5,665
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 3.23%, LOC Bank of
America NA, VRDN (c)(f)	9,435	9,435
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.48%, LOC
Huntington Nat’l. Bank, Columbus, VRDN (c)(f)	800	800
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.)
3.23%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	8,400	8,400
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series
1996, 3.29%, LOC Bank of America NA, VRDN (c)(f)	700	700

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Indiana – continued
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 3.26%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)		$ 10,000	$ 10,000
Series 1999 A, 3.26%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)		10,000	10,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A,
3.26%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)		10,000	10,000
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.)
3.32%, LOC Nat’l. City Bank, Indiana, VRDN (c)(f)		4,465	4,465
			380,195

Iowa 0.4%
Iowa Fin. Auth.:
Participating VRDN:
Series 2003 L21J, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)		8,425	8,425
Series LB 04 L33J, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)		11,785	11,785
Series 2003 F, 3.25% (Liquidity Facility Wells Fargo Bank
NA, San Francisco), VRDN (c)(f)		4,300	4,300
Series 2005 C, 3.25% (Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (c)(f)		12,000	12,000
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series
1999, 3.29%, LOC Bank of America NA, VRDN (c)(f)		2,500	2,500
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN:
Series BA 00 N, 3.33% (Liquidity Facility Bank of America
NA) (c)(f)(g)		7,230	7,230
Series Putters 1205, 3.25% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)(g)		9,950	9,950
Series ROC II R74, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)		2,605	2,605
(Mtg. Backed Securities Prog.) Series 2004 G, 3.22%
(Liquidity Facility State Street Bank & Trust Co., Boston),
VRDN (c)(f)		4,500	4,500
Tobacco Settlement Auth. Tobacco Settlement Rev. Participating
VRDN Series ROC II R456CE, 3.24% (Liquidity Facility
Citibank NA) (c)(g)		8,610	8,610
			71,905

Kansas 0.4%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series
2000, 3.24%, LOC Bank of America NA, VRDN (c)(f)		25,100	25,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Kansas – continued
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series
EGL 00 1601, 3.22% (Liquidity Facility Citibank NA, New
York) (c)(g)	$ 5,000	$ 5,000
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters
1193, 3.22% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,625	5,625
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A,
3.23%, LOC Fannie Mae, VRDN (c)(f)	7,800	7,800
Wichita Hosp. Rev. Participating VRDN Series MT 64, 3.22%
(Liquidity Facility Svenska Handelsbanken AB) (c)(g)	7,180	7,180
Wyandotte County/Kansas City Unified Govt. Gen. Oblig.
BAN 3.25% 11/1/06	13,980	13,980
		64,685

Kentucky 1.5%
Carroll County Solid Waste Disp. Rev. (North American
Stainless LP Proj.) Series 2000, 3.3%, LOC JPMorgan Chase
Bank, VRDN (c)(f)	10,000	10,000
Danville Multi-City Lease Rev. Bonds 3.16% tender 3/8/06,
LOC Fifth Third Bank, Cincinnati, CP mode	63,900	63,900
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue
Co. Proj.) 3.25% (Kimberly-Clark Corp. Guaranteed),
VRDN (c)(f)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper
Co. Proj.):
Series 1993 A, 3.25% (Kimberly-Clark Corp. Guaranteed),
VRDN (c)(f)	24,050	24,050
Series 1993 B, 3.25% (Kimberly-Clark Corp. Guaranteed),
VRDN (c)(f)	32,900	32,900
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.)
Series 1997, 3.3%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co.
Proj.) 3.33%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.)
Series 1996, 3.63%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	1,110	1,110
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	5,475	5,475
Series PT 490, 3.26% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	6,245	6,245
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs.,
Inc. Proj.) Series 2000, 3.3%, LOC Bank of America NA,
VRDN (c)(f)	5,000	5,000

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Kentucky – continued
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series
1991 E, 3.25% (AMBAC Insured), VRDN (c)(f)		$ 23,150	$ 23,150
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series 03
L49J, 3.28% (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(f)(g)		3,505	3,505
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.)
Series 2000, 3.28%, LOC U.S. Bank NA, Minnesota,
VRDN (c)(f)		6,000	6,000
Laurel County Solid Waste Disp. Rev. (Waste Mgmt. of
Kentucky LLC Proj.) 3.27%, LOC Wachovia Bank NA,
VRDN (c)(f)		7,300	7,300
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky
LLC Proj.) 3.27%, LOC Wachovia Bank NA, VRDN (c)(f)		7,450	7,450
Louisville & Jefferson County Swr. District Rev. Participating
VRDN Series EGL 99 1701, 3.22% (Liquidity Facility
Citibank NA, New York) (c)(g)		6,115	6,115
Louisville Reg’l. Arpt. Auth. Sys. Rev. Participating VRDN
Series LB 05 P3U, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)		11,345	11,345
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop.
Proj.):
Series 1984 B1, 3.7% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (c)		16,300	16,300
Series 1984 B2, 3.7% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (c)		10,580	10,580
Series 1984 B3, 3.7% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (c)		8,970	8,970
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of
America Proj.) 3.33%, LOC Fifth Third Bank, Cincinnati,
VRDN (c)(f)		2,220	2,220
			261,485

Louisiana – 2.3%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev.
Participating VRDN:
Series MS 973, 3.28% (Liquidity Facility Morgan
Stanley) (c)(f)(g)		51,700	51,700
Series MS 996, 3.28% (Liquidity Facility Morgan
Stanley) (c)(f)(g)		7,315	7,315
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax
Participating VRDN Series ROC II R4038, 3.25% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)		8,110	8,110
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999,
3.14%, VRDN (c)(f)		7,500	7,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Louisiana – continued
Lafayette Utils. Rev. Participating VRDN Series PT 2323, 3.22%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 5,225	$ 5,225
Lake Charles Hbr. & Term. District Dock & Wharf Rev.
(Conoco, Inc. Proj.) 3.25%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	14,400	14,400
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 7050038 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)	4,350	4,350
Series EGL 7053027 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)	29,700	29,700
Series ROC II R7009, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	15,960	15,960
Louisiana Gen. Oblig. Bonds Series MT 158, 3.14%, tender
9/28/06 (Liquidity Facility BNP Paribas SA) (c)(g)(h)	22,915	22,915
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series LB 99 A52, 3.43% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(f)(g)	2,510	2,510
Series MS 1066, 3.28% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	11,400	11,400
Series MS 1224, 3.26% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	35,850	35,850
Participating VRDN Series Clipper 05 11, 3.28% (Liquidity
Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	4,925	4,925
Louisiana Office Facilities Lease Rev. Participating VRDN
Series PT 2031, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	3,820	3,820
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series
MT 46, 3.22% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)	7,995	7,995
New Orleans Aviation Board Rev. Series 1997 A, 3.35%
(MBIA Insured), VRDN (c)(f)	19,785	19,785
New Orleans Fin. Auth. Single Family Mortgage Rev.
Participating VRDN:
Series MS 1137, 3.33% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	22,135	22,135
Series MS 1185, 3.31% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	7,000	7,000
New Orleans Gen. Oblig. Participating VRDN Series EGL 00
1801, 3.25% (Liquidity Facility Citibank NA, New
York) (c)(g)	5,790	5,790
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.)
Series 1994, 3.04%, VRDN (c)(f)	9,050	9,050

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Louisiana – continued
Port New Orleans Board Commerce Rev. 3.28%, LOC BNP
Paribas SA, VRDN (c)(f)	$ 9,855	$ 9,855
South Louisiana Port Commission Port Facilities Rev. (Holnam,
Inc. Proj.) 3.26%, LOC Wachovia Bank NA, VRDN (c)(f)	12,600	12,600
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical
Co. Proj.):
Series 1993, 3.14%, VRDN (c)(f)	15,000	15,000
Series 1994 A, 3.14%, VRDN (c)(f)	14,700	14,700
Series 1994 B, 3.1%, VRDN (c)	8,900	8,900
Series 1995, 3.14%, VRDN (c)(f)	43,600	43,600
		402,090

Maine – 0.5%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste
Systems, Inc. Proj.) 3.24%, LOC Bank of America NA,
VRDN (c)(f)	12,500	12,500
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 184, 3.27% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	13,055	13,055
Series MT 185, 3.27% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	21,660	21,660
Series MT 207, 3.27% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	10,860	10,860
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN
Series BA 99 P, 3.33% (Liquidity Facility Bank of America
NA) (c)(f)(g)	12,900	12,900
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts.
Proj.) 3.25%, LOC Fannie Mae, VRDN (c)(f)	6,300	6,300
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.)
Series 2000, 3.32%, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00
1901, 3.22% (Liquidity Facility Citibank NA, New
York) (c)(g)	2,000	2,000
		88,275

Maryland 2.8%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas &
Elec. Co. Proj.):
3.2% tender 3/2/06, LOC Wachovia Bank NA, CP mode (f)	10,000	10,000
3.22% tender 3/8/06, LOC Wachovia Bank NA, CP
mode (f)	25,000	25,000
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas
& Elec. Co. Proj.) Series 1985, 3.26% tender 3/7/06, LOC
Wachovia Bank NA, CP mode	21,100	21,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Maryland – continued
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series
1992, 3.27%, LOC BNP Paribas SA, VRDN (c)	$ 6,100	$ 6,100
Baltimore County Gen. Oblig.:
(Notre Dame Preparatory School Proj.) 3.23%, LOC
Manufacturers & Traders Trust Co., VRDN (c)	6,750	6,750
Series 1995, 3.17% 3/8/06, CP	26,600	26,600
3.2% 3/1/06, CP	16,600	16,600
Baltimore County Metropolitan District 3.19% 4/6/06
(Liquidity Facility WestLB AG), CP	15,900	15,900
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec.
Co. Proj.) Series 1985, 3.2% tender 3/7/06, LOC
Wachovia Bank NA, CP mode	15,500	15,500
Baltimore Rev. Participating VRDN Series SGA 20, 3.23%
(Liquidity Facility Societe Generale) (c)(g)	13,900	13,900
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty.
Dev.:
Participating VRDN:
Series LB 04 L24, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	11,665	11,665
Series LB 04 L59J, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	7,110	7,110
Series LB 04 L75J, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	9,585	9,585
Series MT 160, 3.23% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	33,780	33,780
Series PT 3188, 3.23% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	18,170	18,170
Series Putters 1206, 3.25% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)(g)	9,705	9,705
(Parlane Apts. Proj.) Series 2001 C, 3.2%, LOC Fannie Mae,
VRDN (c)(f)	1,400	1,400
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series
1996, 3.24%, LOC Bank of America NA, VRDN (c)(f)	1,800	1,800
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II
LLC Proj.) 3.24%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,700	1,700
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN
Series Floaters L9J, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev.
(Comfort Link Proj.) 3.24%, LOC SunTrust Banks, Inc.,
VRDN (c)(f)	15,000	15,000
Maryland Gen. Oblig. Participating VRDN Series Floaters 05
15, 3.22% (Liquidity Facility BNP Paribas SA) (c)(g)	11,035	11,035

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Maryland – continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 867, 3.21% (Liquidity Facility Morgan
Stanley) (c)(g)	$ 19,000	$ 19,000
Series SGA 143, 3.23% (Liquidity Facility Societe
Generale) (c)(g)	8,295	8,295
Series 2004 C:
3.15% 4/13/06 (Liquidity Facility SunTrust Banks, Inc.), CP	17,300	17,300
3.18% 4/13/06 (Liquidity Facility SunTrust Banks, Inc.), CP	1,200	1,200
Series A:
3.17% 3/8/06, CP	9,316	9,316
3.18% 4/7/06 (Liquidity Facility Bank of America NA), CP	23,000	23,000
3.23% 3/2/06 (Liquidity Facility Bank of America NA), CP	26,170	26,170
Series B:
3.12% 4/12/06, CP	13,288	13,288
3.18% 4/12/06, CP	2,600	2,600
Montgomery County Hsg. Opportunity Commission Single
Family Mtg. Rev. Participating VRDN:
Series LB 04 5, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	2,500	2,500
Series MT 88, 3.23% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)	37,665	37,665
Northeast Maryland Waste Disp. Auth. Resource Recovery
Rev. Participating VRDN Series EGL 97 C2001, 3.22%
(Liquidity Facility Citibank NA, New York) (c)(g)	8,415	8,415
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.
Participating VRDN:
Series PT 766, 3.26% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	7,735	7,735
Series PT 842, 3.26% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(f)(g)	9,995	9,995
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41
Proj.) 3.28%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	335	335
		486,889

Massachusetts 0.1%
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating
VRDN Series EGL 7050071 Class A, 3.22% (Liquidity
Facility Citibank NA) (c)(g)	23,895	23,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – 2.0%
Detroit City School District Participating VRDN:
Series BA 02 H, 3.26% (Liquidity Facility Bank of America
NA) (c)(g)	$ 4,620	$ 4,620
Series EGL 7050072, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	21,200	21,200
Series EGL 720050065, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	9,900	9,900
Series Putters 1129, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)	4,155	4,155
Series ROC II R4004, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	4,745	4,745
Detroit Gen. Oblig. Participating VRDN Series EGL 04 1006
Class A, 3.22% (Liquidity Facility Citibank NA) (c)(g)	8,910	8,910
Detroit Swr. Disp. Rev. Participating VRDN:
Series AAB 05 3, 3.21% (Liquidity Facility ABN-AMRO Bank
NV) (c)(g)	14,420	14,420
Series EGL 7053023 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)	26,780	26,780
Series EGL 72005001, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	7,365	7,365
Series Merlots 00 I, 3.23% (Liquidity Facility Wachovia Bank
NA) (c)(g)	3,200	3,200
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3.23% (Liquidity Facility Wachovia
Bank NA) (c)(g)	6,995	6,995
Series Putters 200, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	4,100	4,100
Series Putters 345, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	8,495	8,495
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202,
3.22% (Liquidity Facility Citibank NA, New York) (c)(g)	12,520	12,520
Fitzgerald Pub. School District Participating VRDN Series
Putters 561, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	995	995
Kentwood Pub. Schools Participating VRDN Series EGL 03 24,
3.22% (Liquidity Facility Citibank NA, New York) (c)(g)	9,585	9,585
Michigan Bldg. Auth. Rev. Participating VRDN:
Series LB 03 L34J, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(g)	8,550	8,550
Series ROC II R2064, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	4,275	4,275
Series ROC II R453, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	9,000	9,000

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – continued
Michigan Gen. Oblig. Bonds:
(Multi-Modal School Ln. Prog.) Series 2005 C, 3.1% tender
4/4/06 (Liquidity Facility DEPFA BANK PLC), CP mode	$ 16,100	$ 16,100
Series 2005 C:
3.15% tender 4/4/06 (Liquidity Facility DEPFA BANK
PLC), CP mode	15,290	15,290
3.17% tender 4/3/06 (Liquidity Facility DEPFA BANK
PLC), CP mode	12,900	12,900
Michigan Hosp. Fin. Auth. Hosp. Rev. Bonds Series PT 732,
2.95%, tender 7/20/06 (Liquidity Facility Svenska
Handelsbanken AB) (c)(g)(h)	4,300	4,300
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington
Place Apts. Proj.) Series 1999 A, 3.22%, LOC Bank of
America NA, VRDN (c)(f)	7,520	7,520
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.25% (MBIA Insured), VRDN (c)(f)	5,100	5,100
Series 2002 A, 3.25% (MBIA Insured), VRDN (c)(f)	4,000	4,000
Michigan Muni. Bond Auth. Rev. Participating VRDN:
Series BA 02 F, 3.26% (Liquidity Facility Bank of America
NA) (c)(g)	4,995	4,995
Series EGL 00 2201, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)	16,110	16,110
Series MS 718, 3.21% (Liquidity Facility Morgan
Stanley) (c)(g)	17,136	17,136
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Fintex LLC Proj.) Series 2000, 3.35%, LOC Comerica Bank,
Detroit, VRDN (c)(f)	1,410	1,410
(Majestic Ind., Inc. Proj.) 3.35%, LOC Comerica Bank,
Detroit, VRDN (c)(f)	1,600	1,600
(YMCA Metropolitan Lansing Proj.) 3.27%, LOC Lasalle Bank
Midwest NA, VRDN (c)	9,900	9,900
Michigan Trunk Line Participating VRDN:
Series EGL 7050042 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)	7,660	7,660
Series Floaters 01 569, 3.21% (Liquidity Facility Morgan
Stanley) (c)(g)	8,425	8,425
Michigan Trunk Line Fund Participating VRDN Series Clipper
05 27, 3.22% (Liquidity Facility State Street Bank & Trust
Co., Boston) (c)(g)	13,620	13,620
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 720050029, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)	8,600	8,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – continued
Wayne County Arpt. Auth. Rev. Participating VRDN: -
continued
Series MT 203, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	$ 16,125	$ 16,125
Series Putters 836, 3.25% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)(g)	7,595	7,595
		348,196

Minnesota 1.8%
Anoka County Solid Waste Disp. Rev. Bonds (United Pwr.
Assoc. Proj.) Series 1988 A, 3.13% tender 3/8/06 (Nat’l.
Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (f)	2,600	2,600
Bloomington Health Care Facilities Rev. Participating VRDN
Series FRRI 03 L1J, 3.23% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(g)	18,560	18,560
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 3.1%, LOC Lasalle
Bank NA, VRDN (c)(f)	7,195	7,195
(Regatta Commons Proj.) Series A, 3.1%, LOC Lasalle Bank
NA, VRDN (c)(f)	3,100	3,100
Dakota County Cmnty. Dev. Agcy. Single Family Rev.
Participating VRDN:
Series MT 60, 3.27% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	21,000	21,000
Series MT 61, 3.27% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	18,580	18,580
Series PT 2816, 3.27% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	8,230	8,230
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series
2003 A1, 3.23%, LOC Fannie Mae, VRDN (c)(f)	4,325	4,325
Farmington Ind. School District #192 Participating VRDN
Series EGL 7050030 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)	23,380	23,380
Hennepin County Gen. Oblig. Series 1996 C, 3.3%,
VRDN (c)(f)	300	300
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone
Arch Apts. Proj.) 3.23%, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN:
Series MT 118, 3.27% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	25,225	25,225
Series MT 120, 3.23% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)	17,660	17,660

See accompanying notes which are an integral part of the financial statements.

43		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Minnesota – continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev. Participating VRDN:
Series PT 1442, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		$ 5,220	$ 5,220
Series PT 1457, 3.27% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		5,175	5,175
Series PT 1459, 3.27% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		5,620	5,620
Series PT 2844, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		7,420	7,420
Series PT 2855, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		4,995	4,995
Series PT 735, 3.26% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)		5,225	5,225
Series Putters 1029, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)		5,035	5,035
Minnesota Hsg. Fin. Agcy.:
Bonds:
Series 2005 E, 2.95% 5/18/06 (f)		54,600	54,600
Series 2005 F, 2.95% 5/18/06 (f)		14,985	14,985
Participating VRDN:
Series LB 03 L28J, 3.33% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)		7,800	7,800
Series LB 04 L23, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)		7,045	7,045
Series Merlots 01 B3, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)		1,690	1,690
Series Putters 1207, 3.25% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)(g)		7,275	7,275
Series G, 3.21% (Liquidity Facility Lloyds TSB Bank PLC),
VRDN (c)(f)		8,860	8,860
South Washington County Independent School District #833
Participating VRDN Series Putters 1194, 3.22% (Liquidity
Facility JPMorgan Chase Bank) (c)(g)		6,255	6,255
			302,955

Mississippi – 0.8%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A,
Inc. Proj.) Series 1994, 3.24%, VRDN (c)(f)		18,100	18,100
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc.
Proj.) 3.27%, LOC JPMorgan Chase Bank, VRDN (c)(f)		20,300	20,300
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.)
Series 1997, 3.32%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)		2,925	2,925
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	44

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Mississippi – continued
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) 3.24%, LOC Fleet Nat’l. Bank, VRDN (c)(f)	$ 5,000	$ 5,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN:
Series PT 3240, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	17,900	17,900
Series Putters 667, 3.22% (Liquidity Facility JPMorgan Chase
& Co.) (c)(g)	2,390	2,390
Mississippi Gen. Oblig.:
Participating VRDN:
Series EGL 99 2401, 3.22% (Liquidity Facility Citibank
NA, New York) (c)(g)	10,900	10,900
Series Putters 138, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)	11,925	11,925
BAN Series 2005 C, 4% 4/1/06	15,000	15,013
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 3.29%, LOC
SouthTrust Bank NA, VRDN (c)(f)	8,200	8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 3.29%, LOC
SouthTrust Bank NA, VRDN (c)(f)	9,800	9,800
(Colony Park Apts. Proj.) Series 1998 I, 3.29%, LOC
AmSouth Bank NA, Birmingham, VRDN (c)(f)	8,000	8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN
Series PT 1446, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	1,580	1,580
		132,033

Missouri – 1.7%
Bi-State Dev. Agcy. Rev. Participating VRDN Series SG 175,
3.22% (Liquidity Facility Societe Generale) (c)(g)	18,000	18,000
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood
Apts. Proj.) 3.28%, LOC Fannie Mae, VRDN (c)(f)	13,000	13,000
Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. (Orchards
Apts. Proj.) 3.24%, LOC Fannie Mae, VRDN (c)(f)	10,750	10,750
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas
City Air Cargo Svcs. Proj.) 3.27%, LOC JPMorgan Chase
Bank, VRDN (c)(f)	7,300	7,300
Kansas City Passenger Facilities Charge Rev. Participating
VRDN Series MT 17, 3.26% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	11,810	11,810
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 3.23% (Liquidity
Facility Wachovia Bank NA) (c)(g)	13,280	13,280
(Lutheran High School Assoc. Proj.) 3.32%, LOC U.S. Bank
NA, Minnesota, VRDN (c)	5,000	5,000
See accompanying notes which are an integral part of the financial statements.

45		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Missouri – continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.
Participating VRDN Series Putters 362, 3.22% (Liquidity
Facility JPMorgan Chase Bank) (c)(g)		$ 10,815	$ 10,815
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN
Series EGL 03 48, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)		9,835	9,835
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 2005 A, 3.31% (MBIA Insured), VRDN (c)(f)		32,300	32,300
Series 2005 B, 3.25% (MBIA Insured), VRDN (c)(f)		20,000	20,000
Series 2005 C, 3.24% (MBIA Insured), VRDN (c)(f)		16,900	16,900
Series 2005 E, 3.27% (MBIA Insured), VRDN (c)(f)		7,750	7,750
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.
Participating VRDN:
Series BA 02 K, 3.26% (Liquidity Facility Bank of America
NA) (c)(f)(g)		4,350	4,350
Series Clipper 05 14, 3.27% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(f)(g)		10,275	10,275
Series FRRI 03 L5J, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)		6,285	6,285
Series FRRI A64, 3.43% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(f)(g)		1,015	1,015
Series LB 04 L15, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)		4,300	4,300
Series LB 04 L35J, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)		5,965	5,965
Series Merlots 01 A28, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)		1,950	1,950
Series PT 2530, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		5,475	5,475
Series PT 2972, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		4,340	4,340
Series Putters 1208, 3.25% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)(g)		4,175	4,175
Series Putters 224, 3.25% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)		2,125	2,125
Saint Charles County Indl. Dev. Auth. Multi-family Rev. (Peine
Lakes Apts. Proj.) 3.25%, LOC Wachovia Bank NA,
VRDN (c)(f)		2,150	2,150
Saint Louis Arpt. Rev. Participating VRDN Series PT 2993,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)		17,755	17,755
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.):
Series 2003 A, 3.24%, LOC Fannie Mae, VRDN (c)(f)		13,250	13,250
Series 2003 C, 3.26%, LOC U.S. Bank NA, Minnesota,
VRDN (c)(f)		4,050	4,050
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	46

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Missouri – continued
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips
Historic Restoration Proj.):
Series 2001 A, 3.1%, LOC Lasalle Bank NA, VRDN (c)(f)	$ 4,500	$ 4,500
Series B, 3.1%, LOC Lasalle Bank NA, VRDN (c)(f)	15,500	15,500
		284,200

Montana 0.3%
Anaconda-Deer Lodge County Envir. Facilities Rev.
(ARCO-Anaconda Smelter Site Proj.) 3.04% (BP PLC
Guaranteed), VRDN (c)(f)	13,500	13,500
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 3.33% (Liquidity Facility Bank of America
NA) (c)(f)(g)	4,015	4,015
Series LB 03 L33J, 3.33% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	17,300	17,300
Series LB 04 6, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	7,340	7,340
Series Merlots 02 A19, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	2,035	2,035
Series Putters 1209, 3.25% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)(g)	7,290	7,290
		51,480

Nebraska – 1.6%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) Series A, 3.24%, LOC Bank of America NA,
VRDN (c)(f)	3,000	3,000
Nebhelp, Inc. Rev. Series C, 3.33% (MBIA Insured),
VRDN (c)(f)	15,300	15,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series BA 00 H, 3.33% (Liquidity Facility Bank of America
NA) (c)(f)(g)	75	75
Series BA 98 J, 3.33% (Liquidity Facility Bank of America
NA) (c)(f)(g)	14,995	14,995
Series FRRI L31, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	1,785	1,785
Series Merlots 00 O, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	225	225
Series Merlots 00 UU, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	3,325	3,325
Series 2000 F, 3.25% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	24,365	24,365

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nebraska – continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: – continued
Series 2001 B, 3.25% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	$ 21,525	$ 21,525
Series 2001 E, 3.25% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	8,165	8,165
Series 2002 B, 3.25% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	22,725	22,725
Series 2002 F:
3.25% (Liquidity Facility Fed. Home Ln. Bank Topeka),
VRDN (c)(f)	21,235	21,235
3.25% (Liquidity Facility Fed. Home Ln. Bank Topeka),
VRDN (c)(f)	1,480	1,480
Series 2003 B, 3.25% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	14,815	14,815
Series 2003 E, 3.25% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	9,540	9,540
Series 2004 B, 3.25% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	11,565	11,565
Series 2004 G, 3.25% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	9,940	9,940
Series 2005 B, 3.25% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (c)(f)	16,000	16,000
Nebraska Pub. Pwr. District Rev. Participating VRDN:
Series EGL 04 16 Class A, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	5,330	5,330
Series PT 3313, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	4,130	4,130
Omaha Gen. Oblig. Participating VRDN Series EGL 04 10,
3.22% (Liquidity Facility Citibank NA) (c)(g)	5,065	5,065
Omaha Pub. Pwr. District Participating VRDN:
Series EGL 7053008, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	27,760	27,760
Series TOC 05 NN, 3.22% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(g)	7,580	7,580
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series
ROC II R7008, 3.22% (Liquidity Facility Citibank NA) (c)(g) .	8,060	8,060
Omaha Spl. Oblig. Participating VRDN Series DB 125, 3.22%
(Liquidity Facility Deutsche Bank AG) (c)(g)	8,245	8,245
		266,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

48

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nevada 1.7%
Clark County Arpt. Rev. Participating VRDN:
Series EGL 720050024, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	$ 17,205	$ 17,205
Series MT 31, 3.26% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	11,590	11,590
Series PT 2358, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	5,205	5,205
Series Putters 498, 3.25% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(f)(g)	21,220	21,220
Series Putters 910, 3.25% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)(g)	5,365	5,365
Clark County Gen. Oblig.:
Participating VRDN Series Putters 996, 3.22% (Liquidity
Facility Dresdner Bank AG) (c)(g)	6,550	6,550
Series 2005 A, 3.13% 4/6/06, LOC Landesbank
Hessen-Thuringen, CP	19,000	19,000
Series 2005 B, 3.12% 4/12/06, LOC Landesbank
Hessen-Thuringen, CP	17,500	17,500
Clark County Indl. Dev. Rev. Participating VRDN Series Floaters
04 1181, 3.24% (Liquidity Facility Morgan Stanley) (c)(f)(g) .	3,170	3,170
Clark County Las Vegas-McCarran Int’l. Arpt. Passenger
Facility Charge Rev. Participating VRDN Series Stars 91,
3.26% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	4,775	4,775
Clark County School District Participating VRDN:
Series FRRI 02 D, 3.24% (Liquidity Facility Bank of New
York, New York) (c)(g)	5,910	5,910
Series PA 1220, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	13,425	13,425
Series PT 2406, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,915	5,915
Series PT 2555, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	10,940	10,940
Series PT 3261, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	16,045	16,045
Series PT 2565, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	10,195	10,195
Series Putters 1157, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)	17,455	17,455
Series Putters 1160, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)	3,435	3,435
Series ROC II R2184, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	14,530	14,530

See accompanying notes which are an integral part of the financial statements.

49		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nevada – continued
Director of State Dept. Bus. & Ind. Indl. Dev. Rev. (Valley Joist,
Inc. Proj.) Series A, 3.29%, LOC AmSouth Bank NA,
Birmingham, VRDN (c)(f)	$ 8,060	$ 8,060
Director of State Dept. Bus. & Ind. Solid Waste Disp. Rev.
(Republic Svcs., Inc. Proj.) 3.43%, VRDN (c)(f)	24,900	24,900
Las Vegas Valley Wtr. District Participating VRDN Series PT
1672, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,310	5,310
Nevada Gen. Oblig. Participating VRDN:
Series Putters 840, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	2,600	2,600
Series SGB 31, 3.22% (Liquidity Facility Societe
Generale) (c)(g)	23,100	23,100
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 3.28% (Liquidity
Facility Wachovia Bank NA) (c)(f)(g)	1,615	1,615
(Horizon Apt. Hsg. Proj.) Series 2000 A, 3.22%, LOC
Fannie Mae, VRDN (c)(f)	5,510	5,510
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN
Series PT 3212, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	10,735	10,735
Reno-Tahoe Arpt. Auth. New Arpt. Rev. Participating VRDN
Series PT 3108, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	9,035	9,035
		300,295

New Hampshire – 1.0%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
3, 3.27% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (c)(f)(g)	53,345	53,345
Manchester Arpt. Rev. 3.25% (FGIC Insured), VRDN (c)(f)	33,195	33,195
Manchester School Facilities Rev. Participating VRDN Series BS
217, 3.23% (Liquidity Facility Bear Stearns Companies,
Inc.) (c)(g)	14,445	14,445
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc.
Proj.) Series 1998, 3.35%, LOC HSBC Bank USA,
VRDN (c)(f)	3,350	3,350
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza
Biologies, Inc. Proj.) 3.28%, LOC Deutsche Bank AG,
VRDN (c)(f)	20,000	20,000
New Hampshire Higher Edl. & Health Facilities Auth. Rev.
Participating VRDN Series MS 866, 3.21% (Liquidity Facility
Morgan Stanley) (c)(g)	21,095	21,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

50

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Hampshire – continued
New Hampshire Hsg. Fin. Auth. Single Family Rev.
Participating VRDN:
Series BA 01 B, 3.33% (Liquidity Facility Bank of America
NA) (c)(f)(g)	$ 1,580	$ 1,580
Series LB 05 P4, 3.31% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	6,650	6,650
Series Merlots 00 A29, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	2,135	2,135
Series Merlots 00 B13, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	515	515
Series Merlots 01 A51, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	2,640	2,640
Series Merlots 01 A82, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	2,790	2,790
Series Merlots 97 F, 3.28% (Liquidity Facility Wachovia Bank
NA) (c)(f)(g)	2,230	2,230
Series PA 351, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	865	865
Series Putters 1210, 3.25% (Liquidity Facility JPMorgan
Chase & Co.) (c)(f)(g)	9,790	9,790
		174,625

New Jersey – 0.2%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series
EGL 720050001 Class A, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	33,500	33,500
New Mexico – 0.3%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN
Series BA 04B, 3.22% (Liquidity Facility Bank of America
NA) (c)(g)	10,320	10,320
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing
Proj.) Series 1996, 3.26%, LOC U.S. Bank NA, Minnesota,
VRDN (c)(f)	1,785	1,785
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A,
3.42%, LOC Nat’l. City Bank, Indiana, VRDN (c)(f)	480	480
New Mexico Gen. Oblig. TRAN Series 2005 A, 4.5%
6/30/06	16,000	16,065
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Clipper 05 15, 3.27% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(f)(g)	11,500	11,500
Series FRRI 03 L15, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	5,920	5,920

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Mexico – continued
New Mexico Mtg. Fin. Auth. Participating VRDN: – continued
Series Merlots 00 A9, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	$ 2,570	$ 2,570
Series Merlots 01 A37, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	5,660	5,660
		54,300

New York – 1.9%
Bank of New York Muni. Ctfs. trust various states Participating
VRDN Series BNY 02 3, 3.26% (Liquidity Facility Bank of
New York, New York) (c)(f)(g)	1,500	1,500
Energy Northwest Elec. Rev. Participating VRDN Series MSTC
02 188, 3.23% (Liquidity Facility Bear Stearns Companies,
Inc.) (c)(g)	10,995	10,995
New York City Gen. Oblig. Participating VRDN Series ROC II
R251, 3.25% (Citigroup Global Markets Hldgs., Inc.
Guaranteed) (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(g)	38,200	38,200
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R380, 3.22% (Liquidity
Facility Citibank NA) (c)(g)	4,935	4,935
Series 1, 3.14% 4/13/06 (Liquidity Facility Dexia Cr. Local
de France) (Liquidity Facility JPMorgan Chase Bank), CP	31,300	31,300
Series 2003 7, 3.1% 3/9/06, CP	100,000	100,000
Series 5A, 3.18% 4/13/06 (Liquidity Facility Bayerische
Landesbank Girozentrale) (Liquidity Facility WestLB AG),
CP	42,300	42,300
New York State Dorm. Auth. Revs. Participating VRDN Series
EGL 7053001 Class A, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	46,700	46,700
New York State Mtg. Agcy. Rev. Participating VRDN Series PA
410, 3.23% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	3,250	3,250
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Participating VRDN Series EGL 7050080 Class A, 3.22%
(Liquidity Facility Citibank NA) (c)(g)	47,825	47,825
New York State Urban Dev. Corp. Rev. Participating VRDN
Series Putters 1183, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)	4,965	4,965
		331,970

Non State Specific 0.8%
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 04 11, 3.33% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(f)(g)	27,156	27,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

52

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Non State Specific continued
Clipper Tax-Exempt Trust Participating VRDN: – continued
Series Clipper 05 18, 3.33% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(f)(g)	$ 27,554	$ 27,554
Series Clipper 05 19, 3.33% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(f)(g)	11,881	11,881
Series Clipper 05 7, 3.3% (Liquidity Facility State Street Bank
& Trust Co., Boston) (c)(g)	17,100	17,100
Lehman Brothers Pooled Muni. Trust Receipts Participating
VRDN:
Series LB 04 L68J, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	21,125	21,125
Series LB 05 L11, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	13,450	13,450
Series LB 05 LJ5, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	25,070	25,070
		143,336

North Carolina – 2.7%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev.
(Kroehler Furniture Proj.) Series 1998, 3.32%, LOC Nat’l.
City Bank, VRDN (c)(f)	2,600	2,600
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9,
3.26% (Liquidity Facility Citibank NA) (c)(f)(g)	3,000	3,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
Participating VRDN Series TOC 05 SS, 3.22% (Liquidity
Facility Goldman Sachs Group, Inc.) (c)(g)	13,250	13,250
Columbus County Indl. Facilities & Poll. Cont. Rev.
(Conflandey, Inc. Proj.) 3.29%, LOC BNP Paribas SA,
VRDN (c)(f)	3,200	3,200
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.)
3.24%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,565	5,565
Forsyth County Ctfs. of Prtn. Participating VRDN:
Series ROC II R7010, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	16,180	16,180
Series ROC II R7529, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	10,840	10,840
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.
(Duke Energy Corp. Proj.) Series 1999, 3.15%, VRDN (c)(f) .	18,100	18,100
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev.
(American Coating Technologies Proj.) 3.39%, LOC
Huntington Nat’l. Bank, Columbus, VRDN (c)(f)	3,150	3,150
Mecklenburg Co. Multi-family Hsg. Rev. (Sycamore Green
Apartments Proj.) 3.24%, LOC Bank of America NA,
VRDN (c)(f)	4,170	4,170

See accompanying notes which are an integral part of the financial statements.

53 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
North Carolina – continued
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones
Lumber Co. Proj.) Series 2000, 3.25%, LOC Wachovia Bank
NA, VRDN (c)(f)		$ 4,000	$ 4,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating
VRDN:
Series EGL 7053004 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)		13,105	13,105
Series EGL 7053016 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)		8,500	8,500
North Carolina Gen. Oblig. Participating VRDN Series PT
1962, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		5,415	5,415
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.
Participating VRDN:
Series Clipper 05 8, 3.26% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(f)(g)		27,800	27,800
Series FRRI 02 L7, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)		4,900	4,900
Series FRRI 03 L17, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)		2,100	2,100
North Carolina Med. Care Commission Rev. Participating
VRDN Series ROC II R296, 3.22% (Liquidity Facility Citibank
NA) (c)(g)		3,185	3,185
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.
Participating VRDN Series Putters 341, 3.22% (Liquidity
Facility JPMorgan Chase & Co.) (c)(g)		13,365	13,365
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2005 A1, 3.22% (AMBAC Insured), VRDN (c)(f)		40,000	40,000
Series 2005 A2, 3.25% (AMBAC Insured), VRDN (c)(f)		40,000	40,000
Series 2005 A3, 3.24% (AMBAC Insured), VRDN (c)(f)		23,500	23,500
Series 2005 A4, 3.23% (AMBAC Insured), VRDN (c)(f)		40,000	40,000
Piedmont Triad Arpt. Auth. Series B, 3.24% (XL Cap.
Assurance, Inc. Insured), VRDN (c)(f)		11,500	11,500
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int’l.
Maintenance Corp. Proj.) Series 1989, 3.45%, LOC Citibank
NA, New York, VRDN (c)(f)		6,900	6,900
Raleigh Durham Arpt. Auth. Rev. Participating VRDN Series PT
2569, 3.26% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)(g)		2,970	2,970
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth.
Rev.:
(New Generation Corp. Proj.) Series 1999, 3.25%, LOC
Wachovia Bank NA, VRDN (c)(f)		3,000	3,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	54

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
North Carolina – continued
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth.
Rev.: – continued
(Pine Brick Co., Inc. Proj.) Series 2000, 3.25%, LOC
Wachovia Bank NA, VRDN (c)(f)	$ 7,300	$ 7,300
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir.
Facilities Rev. (Sampson County Disp., Inc. Proj.):
3.25%, LOC Wachovia Bank NA, VRDN (c)(f)	30,855	30,855
3.25%, LOC Wachovia Bank NA, VRDN (c)(f)	3,500	3,500
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev.
Rev. (Greiner Vacuette NA Proj.) 3.25%, LOC Wachovia
Bank NA, VRDN (c)(f)	7,100	7,100
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.
(Rock Tenn Converting Corp. Proj.) 3.24%, LOC SunTrust
Banks, Inc., VRDN (c)(f)	2,750	2,750
Univ. of North Carolina at Chapel Hill Rev.:
Participating VRDN Series EGL 05 3014, 3.22% (Liquidity
Facility Citibank NA) (c)(g)	42,710	42,710
3.18% 4/13/06, CP	12,000	12,000
Univ. Sys. Pool Rev. Participating VRDN Series PT 1614,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,395	7,395
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park
Apt. Proj.) Series 2001 A, 3.24%, LOC SunTrust Banks, Inc.,
VRDN (c)(f)	6,840	6,840
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev.
Rev. (Carolina Indl. LLC Proj.) Series 1997, 3.33%, LOC
Harris NA, VRDN (c)(f)	1,650	1,650
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates
Proj.) Series 1999, 3.24%, LOC SunTrust Banks, Inc.,
VRDN (c)(f)	5,300	5,300
		457,695

North Dakota 0.0%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series
1994 C, 3.7% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (c)	8,545	8,545
Ohio – 1.5%
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.)
3.23%, LOC Nat’l. City Bank, VRDN (c)	6,520	6,520
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 3.26% (Liquidity Facility Sallie Mae),
VRDN (c)(f)	35,700	35,700
Series 1998 A2, 3.26% (Liquidity Facility Sallie Mae),
VRDN (c)(f)	34,200	34,200
Cleveland Muni. School District BAN 3.75% 7/27/06	11,100	11,120

See accompanying notes which are an integral part of the financial statements.

55		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Ohio – continued
Cuyahoga County Health Care Facilities Rev. (Althenheim
Proj.) 3.23%, LOC U.S. Bank NA, Minnesota, VRDN (c)		$ 7,600	$ 7,600
Delaware County Health Care Facilities (Willow Brook
Christian Cmnty. Proj.) Series 1999, 3.3%, LOC Huntington
Nat’l. Bank, Columbus, VRDN (c)		5,800	5,800
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co.
Proj.) Series A, 3.3%, VRDN (c)		13,700	13,700
Ohio Gen. Oblig. Participating VRDN Series ROC II R1068,
3.22% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (c)(g)		2,890	2,890
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series EGL 7053020 Class A, 3.22%
(Liquidity Facility Citibank NA) (c)(g)		20,120	20,120
3.12% 4/7/06 (Liquidity Facility JPMorgan Chase Bank), CP		7,000	7,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series BA 00 F, 3.33% (Liquidity Facility Bank of America
NA) (c)(f)(g)		2,775	2,775
Series BA 98 B, 3.33% (Liquidity Facility Bank of America
NA) (c)(f)(g)		20,300	20,300
Series BA 98 Q, 3.33% (Liquidity Facility Bank of America
NA) (c)(f)(g)		20,395	20,395
Series LB 03 L46J, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)		4,610	4,610
Series PT 241, 3.26% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(f)(g)		3,460	3,460
Series PT 582, 3.26% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)(g)		2,960	2,960
(Mortgage-Backed Securities Prog.) Series B, 3.25%
(Liquidity Facility Citibank NA), VRDN (c)(f)		18,500	18,500
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.27%,
LOC Key Bank NA, VRDN (c)(f)		3,800	3,800
(Pedcor Invts. Willow Lake Apts. Proj.) Series A, 3.27%, LOC
Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)		2,400	2,400
Ohio Solid Waste Rev. (BP Products NA, Inc. Proj.) 3.04% (BP
PLC Guaranteed), VRDN (c)(f)		20,700	20,700
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B,
3.29%, LOC Bank of America NA, VRDN (c)(f)		8,100	8,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	56

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Ohio – continued
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co.
Proj.) Series 1997, 3.33%, LOC Lasalle Bank Midwest NA,
VRDN (c)(f)	$ 800	$ 800
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.35%,
LOC Key Bank NA, VRDN (c)(f)	2,200	2,200
		255,650

Oklahoma – 1.0%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04
3, 3.27% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (c)(f)(g)	23,000	23,000
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics
Corp. Proj.) Series 2000, 3.25%, LOC Wachovia Bank NA,
VRDN (c)(f)	6,500	6,500
Grand River Dam Auth. Rev. Participating VRDN Series PT
1953, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	9,995	9,995
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 3.24%,
LOC SunTrust Banks, Inc., VRDN (c)(f)	3,300	3,300
Muskogee Med. Ctr. Auth. Rev. 3.24%, LOC Bank of America
NA, VRDN (c)	7,300	7,300
Oklahoma Cap. Impt. Auth. Facilities Participating VRDN
Series PT 3284, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	9,000	9,000
Oklahoma City Gen. Oblig. Participating VRDN Series Putters
743, 3.22% (Liquidity Facility JPMorgan Chase Bank) (c)(g) .	2,595	2,595
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 3.45%, tender
12/1/06 (c)(f)	2,000	2,000
(ConocoPhillips Co. Proj.) 3.25%, LOC JPMorgan Chase
Bank, VRDN (c)(f)	3,000	3,000
(Shawnee Fdg. LP Proj.) Series 1996, 3.24%, LOC Bank of
Nova Scotia, VRDN (c)(f)	3,100	3,100
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.
Participating VRDN:
Series LB 03 L29J, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	5,800	5,800
Series LB 99 A5, 3.43% (Liquidity Facility Bayerische
Hypo-und Vereinsbank AG) (c)(f)(g)	1,925	1,925
Oklahoma Student Ln. Auth. Rev.:
Series 2002 A1, 3.24% (MBIA Insured), VRDN (c)(f)	22,125	22,125
Series 2003 A2, 3.24% (MBIA Insured), VRDN (c)(f)	24,000	24,000
Series A, 3.24% (MBIA Insured), VRDN (c)(f)	10,000	10,000

See accompanying notes which are an integral part of the financial statements.

57		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Oklahoma – continued
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev.
Participating VRDN:
Series MS 01 582, 3.25% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	$ 14,100	$ 14,100
Series MS 1068, 3.25% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	5,870	5,870
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind.,
Inc./Southwest Aeroservices Proj.) Series 1998, 3.29%, LOC
Bank of America NA, VRDN (c)(f)	2,000	2,000
Tulsa Int’l. Arpt. Gen. Rev. Participating VRDN:
Series BA 97 B1, 3.38% (Liquidity Facility Bank of America
NA) (c)(f)(g)	9,485	9,485
Series BA 97 B2, 3.33% (Liquidity Facility Bank of America
NA) (c)(g)	7,000	7,000
		172,095

Oregon – 0.4%
Clackamus County School District #7J Participating VRDN
Series PT 3066, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	9,515	9,515
Multnomah County Hosp. Facilities Auth. Rev. Participating
VRDN Series PA 1257, 3.23% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)(g)	5,000	5,000
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co.
Proj.) Series 205, 3.32%, LOC Nat’l. City Bank, PA,
VRDN (c)(f)	4,375	4,375
Oregon Gen. Oblig. Participating VRDN Series ROC II R6001,
3.22% (Liquidity Facility Citibank NA) (c)(g)	2,765	2,765
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating
VRDN Series Merlots 01 B5, 3.28% (Liquidity Facility
Wachovia Bank NA) (c)(f)(g)	6,325	6,325
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI
03 F4J, 3.33% (Lehman Brothers Hldgs., Inc. Guaranteed)
(Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	11,750	11,750
Port of Portland Arpt. Rev. Participating VRDN Series PT 683,
3.26% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	10,690	10,690
Portland Hsg. Auth. Rev. (New Columbia – Trouton Proj.)
3.24%, LOC Bank of America NA, VRDN (c)(f)	24,730	24,730
		75,150

Pennsylvania – 4.0%
Allegheny County Arpt. Rev. Participating VRDN Series PA
567, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	10,905	10,905

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

58

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762,
2.85%, tender 6/15/06 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)(h)	$ 33,915	$ 33,915
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children’s
Hosp. Proj.) Series 2004 A, 3.3%, VRDN (c)	40,400	40,400
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American
Wtr. Cap. Corp. Proj.) Series 1996, 3.36% tender 4/6/06,
CP mode (f)	16,700	16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating
VRDN Series PA 1139, 3.23% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)(f)(g)	6,000	6,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.3%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (c)(f)	70,300	70,300
Series 1998 A2, 3.37%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (c)(f)	12,805	12,805
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc.
Proj.) Series 1997, 3.32%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	1,825	1,825
Harrisburg Auth. Wtr. Rev. Series A, 3.23% (FGIC Insured),
VRDN (c)	11,200	11,200
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc.
Proj.) 3.32%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,500	2,500
Montgomery Higher Ed. & Health Auth. Hosp. Rev.
Participating VRDN Series MSTC 98 31 Class A, 3.25%
(Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	11,925	11,925
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1988, 3.24% tender 4/13/06, CP mode (f)	18,250	18,250
Series 1991, 3.33% tender 4/6/06, CP mode (f)	15,450	15,450
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.25%, LOC
JPMorgan Chase Bank, VRDN (c)(f)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.
(Merck & Co. Proj.) Series 2000, 3.25%, VRDN (c)(f)	17,000	17,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3,
3.28%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	125	125
Series 1994 B3, 3.28%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	700	700
Series 1996 D5, 3.28%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	1,800	1,800
Series 1997 B1, 3.28%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	1,000	1,000

See accompanying notes which are an integral part of the financial statements.

59 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Pennsylvania – continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: -
continued
Series 1997 B4, 3.28%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)		$ 1,000	$ 1,000
Series 1997 B6, 3.28%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)		400	400
Series 1997 B8, 3.28%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)		700	700
Series 1997 B9, 3.28%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)		600	600
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) 3.43%, VRDN (c)(f)		10,900	10,900
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev.
(Sunoco, Inc. (R&M) Proj.):
Series A, 3.445%, VRDN (c)(f)		8,400	8,400
Series B, 3.37% (Sunoco, Inc. Guaranteed), VRDN (c)(f)		6,900	6,900
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1997 A, 3.27% (AMBAC Insured), VRDN (c)(f)		18,600	18,600
Series 2000 A, 3.27% (AMBAC Insured), VRDN (c)(f)		21,800	21,800
Series 2001 B, 3.26% (FSA Insured), VRDN (c)(f)		31,200	31,200
Series 2002 B, 3.27% (FSA Insured), VRDN (c)(f)		47,200	47,200
Series A:
3.27% (AMBAC Insured), VRDN (c)(f)		20,000	20,000
3.27% (FSA Insured), VRDN (c)(f)		79,000	79,000
Series A1, 3.27% (AMBAC Insured), VRDN (c)(f)		35,400	35,400
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev.
Participating VRDN Series MT 42, 3.26% (Liquidity Facility
Lloyds TSB Bank PLC) (c)(g)		15,000	15,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 04 L80, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)		5,500	5,500
Series PA 1235, 3.25% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		3,800	3,800
Series PA 930, 3.23% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		1,000	1,000
Series PT 2190, 3.25% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		10,120	10,120
Series PT 890, 3.25% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		22,600	22,600
Pennsylvania Tpk. Commission Oil Franchise Tax Rev.
Participating VRDN Series Putters 366Z, 3.22% (Liquidity
Facility JPMorgan Chase Bank) (c)(g)		5,000	5,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	60

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Philadelphia Arpt. Rev.:
Participating VRDN Series SG 118, 3.26% (Liquidity Facility
Societe Generale) (c)(f)(g)	$ 9,715	$ 9,715
Series 2005 C, 3.27% (MBIA Insured), VRDN (c)(f)	11,000	11,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN
Series PA 882, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	3,795	3,795
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB
134, 3.23% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	6,815	6,815
Philadelphia School District Participating VRDN Series EGL
7050036 Class A, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	10,820	10,820
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev.
Participating VRDN Series PT 996, 3.25% (Liquidity Facility
Landesbank Hessen-Thuringen) (c)(f)(g)	18,600	18,600
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Generating Co. LP Proj.) Series 1990 B, 3.28%
tender 4/4/06, LOC Dexia Cr. Local de France, CP mode (f)	3,792	3,792
		684,357

Rhode Island – 0.1%
Rhode Island Econ. Dev. Corp. Participating VRDN:
Series PT 2954, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	2,240	2,240
Series Putters 971, 3.25% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)(g)	3,470	3,470
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp.
Proj.) 3.24%, LOC Fleet Bank NA, VRDN (c)(f)	5,000	5,000
		10,710

South Carolina – 1.8%
Berkeley County School District Participating VRDN Series
MSCO 01 656, 3.21% (Liquidity Facility Morgan
Stanley) (c)(g)	8,586	8,586
Charleston County School District Participating VRDN Series PT
2100, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	13,705	13,705
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN
Series ROC II R481X, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	15,075	15,075
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A,
3.28%, VRDN (c)(f)	4,100	4,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.)
Series 1994, 3.25%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	7,650	7,650

See accompanying notes which are an integral part of the financial statements.

61 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
South Carolina – continued
Florence-Darlington Commission for Technical Ed. Spl. Fee Rev.
Participating VRDN Series PT 2549, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)		$ 6,220	$ 6,220
Med. Univ. Hosp. Auth. Hosp. Facilities Rev. Participating
VRDN Series Austin 05 A, 3.23% (Liquidity Facility Bank of
America NA) (c)(g)		36,465	36,465
North Charleston Hsg. Auth. Multi-family Hsg. Rev. (Horizon
Village Proj. ) Series B, 3.24%, LOC Bank of America NA,
VRDN (c)(f)		5,000	5,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series A, 3.12%, VRDN (c)		16,000	16,000
Orangeburg County Solid Waste Disp. Facilities Rev.
Participating VRDN Series Merlots 97 B, 3.28% (Liquidity
Facility Wachovia Bank NA) (c)(f)(g)		8,825	8,825
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN
Series MSTC 06 252, 3.29% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(g)		6,735	6,735
Richland County School District #2 Participating VRDN Series
PT 1646, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		18,060	18,060
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating
VRDN:
Series BA 01 L, 3.33% (Liquidity Facility Bank of America
NA) (c)(f)(g)		2,525	2,525
Series PA 1072, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		5,370	5,370
Series ROC II R398, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)		2,095	2,095
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 3.24%, LOC SunTrust Banks, Inc.,
VRDN (c)(f)		2,900	2,900
(City Heights Apt. Proj.) Series 2000 A1, 3.24%, LOC
SunTrust Banks, Inc., VRDN (c)(f)		5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 3.24%,
LOC SunTrust Banks, Inc., VRDN (c)(f)		1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 3.3%, LOC Bayerische Landesbank
Girozentrale, VRDN (c)(f)		2,000	2,000
(Carolina Ceramics LLC Proj.) 3.25%, LOC Wachovia Bank
NA, VRDN (c)(f)		3,600	3,600
(Carolinas Recycling Group Proj.) Series 2001, 3.25%, LOC
Wachovia Bank NA, VRDN (c)(f)		3,700	3,700
(Chambers Richland Co. Landfill Proj.) Series 1997, 3.24%,
LOC SunTrust Banks, Inc., VRDN (c)(f)		9,000	9,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	62

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Carolina – continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
continued
(Keys Printing Co. Proj.) 3.35%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	$ 1,400	$ 1,400
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 3.28%, LOC Wachovia Bank NA,
VRDN (c)(f)	1,100	1,100
Series 1997 B, 3.28%, LOC Wachovia Bank NA,
VRDN (c)(f)	1,800	1,800
Series C, 3.28%, LOC Wachovia Bank NA, VRDN (c)(f)	6,225	6,225
(Ring Missouri LP Proj.) Series 1999, 3.24%, LOC SunTrust
Banks, Inc., VRDN (c)(f)	3,600	3,600
(Turnils North America Proj.) Series 1999, 3.25%, LOC
Wachovia Bank NA, VRDN (c)(f)	6,265	6,265
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A,
3.24%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 3.25%
(FSA Insured), VRDN (c)(f)	25,000	25,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 04 17, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	7,660	7,660
Series EGL 720053021 Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)	15,615	15,615
South Carolina Trans. Infrastructure Bank Rev. Participating
VRDN:
Series PT 2304, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	12,750	12,750
Series PT 2306, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,150	5,150
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.)
3.33% tender 4/4/06, CP mode	26,000	26,000
		302,756

South Dakota 0.3%
South Dakota Hsg. Dev. Auth.:
Participating VRDN:
Series Clipper 05 9, 3.27% (Liquidity Facility State Street
Bank & Trust Co., Boston) (c)(f)(g)	14,970	14,970
Series LB 05 L18, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	11,800	11,800
(Harmony Heights Proj.) Series 2001, 3.3%, LOC Fannie
Mae, VRDN (c)(f)	6,500	6,500
Series 2005 G, 3.24% (Liquidity Facility DEPFA BANK PLC),
VRDN (c)(f)	8,300	8,300
See accompanying notes which are an integral part of the financial statements.

63		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Dakota continued
South Dakota Hsg. Dev. Auth.: – continued
3.22% (Liquidity Facility Landesbank Hessen-Thuringen),
VRDN (c)(f)	$ 10,000	$ 10,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating
VRDN:
Series MT 104, 3.23% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(g)	460	460
Series PT 888, 3.23% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	70	70
Series PT 889, 3.27% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	5	5
Series PT 907, 3.27% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	50	50
Series PT 957, 3.27% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	10	10
		52,165

Tennessee – 1.9%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int’l.,
Inc. Proj.) 3.24%, LOC JPMorgan Chase Bank, VRDN (c)(f) .	4,500	4,500
Cookeville Reg’l. Med. Ctr. Auth. Rev. 3.1%, LOC AmSouth
Bank NA, Birmingham, VRDN (b)(c)	22,500	22,500
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar
Products, Inc. Proj.) 3.32%, LOC PNC Bank NA, Pittsburgh,
VRDN (c)(f)	1,200	1,200
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel
Corp. Proj.) Series 1995, 3.24%, LOC Bank of America NA,
VRDN (c)(f)	8,000	8,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN:
Series PA 1351, 3.25% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	4,950	4,950
Series PT 922, 3.25% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(g)	23,000	23,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 3.27%,
LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev.
(Kimberly Clark Corp. Proj.) 3.25%, VRDN (c)(f)	11,600	11,600
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities
Rev. (Bowater, Inc. Proj.) Series 1999, 3.25%, LOC
Wachovia Bank NA, VRDN (c)(f)	20,000	20,000
Memphis Elec. Sys. Rev. Participating VRDN:
Series Putters 377, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	14,000	14,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

64

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Tennessee – continued
Memphis Elec. Sys. Rev. Participating VRDN: – continued
Series Putters 378, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	$ 17,815	$ 17,815
Memphis Gen. Oblig. 3.19% 4/6/06 (Liquidity Facility WestLB
AG), CP	16,200	16,200
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating
VRDN:
Series Merlots 00 C, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	22,000	22,000
Series PT 706, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	5,525	5,525
Series PT 718, 3.26% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	4,995	4,995
Metropolitan Govt. Nashville & Davidson County Health & Edl.
Facilities Board Rev. 2.85% 3/3/06, CP	15,000	15,000
Metropolitan Nashville Arpt. Auth. Passenger Fac. Charge Rev.
3.24%, LOC SunTrust Banks, Inc., VRDN (c)(f)	10,400	10,400
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive
Prod. Proj.) 3.29%, LOC Landesbank Baden-Wuert,
VRDN (c)(f)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless
Proj.) 3.24%, LOC Lasalle Bank NA, VRDN (c)(f)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev. Series II D1, 3.25%
(AMBAC Insured), VRDN (c)(f)	16,870	16,870
Shelby County Gen. Oblig.:
Participating VRDN:
Series EGL 00 4201, 3.22% (Liquidity Facility Citibank
NA, New York) (c)(g)	16,045	16,045
Series EGL 01 4202, 3.22% (Liquidity Facility Citibank
NA, New York) (c)(g)	15,550	15,550
Series 2005 A, 3.15% 3/6/06, CP	17,000	17,000
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing
Proj.) 3.24%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,000	1,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 3.31% (Liquidity Facility Bank of America
NA) (c)(f)(g)	2,960	2,960
Series FRRI 02 L13, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	5,075	5,075
Series LB L32J, 3.33% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	4,100	4,100
Series Merlots 05 C3, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	5,690	5,690

See accompanying notes which are an integral part of the financial statements.

65		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Tennessee – continued
Tennessee School Board Auth. Participating VRDN Series PT
3025, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	$ 8,145	$ 8,145
Vanderbilt Univ. Gen. Oblig. Series 2004 A, 3.15% 4/3/06, CP	8,130	8,130
Volunteer Student Fund Corp. Student Ln. Rev.:
Series 1988 A1, 3.17%, LOC State Street Bank & Trust Co.,
Boston, VRDN (c)(f)	1,450	1,450
Series 1988 A2, 3.17%, LOC State Street Bank & Trust Co.,
Boston, VRDN (c)(f)	3,000	3,000
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas
Group LLC Proj.) Series 2001, 3.24%, LOC Bank of America
NA, VRDN (c)(f)	5,000	5,000
		331,700

Texas 16.2%
Austin Elec. Util. Sys. Rev. Participating VRDN Series EGL 01
4302, 3.22% (Liquidity Facility Citibank NA, New
York) (c)(g)	9,300	9,300
Austin Independent School District 3.12% 4/12/06 (Liquidity
Facility Bank of America NA), CP	9,000	9,000
Austin Util. Sys. Rev.:
Participating VRDN Series BA 98 V, 3.26% (Liquidity Facility
Bank of America NA) (c)(g)	13,165	13,165
Series A:
3.12% 3/3/06, LOC JPMorgan Chase Bank, LOC State
Street Bank & Trust Co., Boston, CP	16,830	16,830
3.13% 3/9/06, LOC JPMorgan Chase Bank, LOC State
Street Bank & Trust Co., Boston, CP	59,533	59,533
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)	10,195	10,195
Series ROC II R6029, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	4,985	4,985
Series ROC II R7014, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	6,365	6,365
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs
Rehabilitation Proj.) Series 1997, 3.27%, LOC JPMorgan
Chase Bank, VRDN (c)	3,300	3,300
Bexar County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Rosemont at Acme Apts. Proj.) 3.28%, LOC Wachovia Bank NA,
VRDN (c)(f)	6,750	6,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

66

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Board of Regents of The Univ. of Texas Sys. Permanent Univ.
Fund Participating VRDN:
Series MS 1023, 3.21% (Liquidity Facility Morgan
Stanley) (c)(g)	$ 14,125	$ 14,125
Series SG B55, 3.22% (Liquidity Facility Societe
Generale) (c)(g)	26,000	26,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
Series 2001 D1, 3.24%, LOC Wachovia Bank NA,
VRDN (c)(f)	36,900	36,900
Series 2001 D2, 3.24%, LOC Wachovia Bank NA,
VRDN (c)(f)	23,300	23,300
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev.:
(Dow Chemical Co. Proj.) Series A2, 3.14%, VRDN (c)(f)	9,500	9,500
(JT Venture Proj.) Series 1998, 3.04%, LOC JPMorgan Chase
Bank, VRDN (c)(f)	5,500	5,500
(Merey Sweeny LP Proj.) Series 2000 A, 3.04%, LOC
JPMorgan Chase Bank, VRDN (c)(f)	3,600	3,600
Brazosport Independent School District Participating VRDN
Series PT 2315, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,340	5,340
Brownsville Gen. Oblig. Participating VRDN Series Putters
1038, 3.22% (Liquidity Facility JPMorgan Chase &
Co.) (c)(g)	6,715	6,715
Brownsville Independent School District Participating VRDN
Series Putters 1059, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)	6,770	6,770
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.)
Series 1997, 3.24%, LOC HSBC Bank USA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN:
Series Putters 1132, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)	11,985	11,985
Series ROC II R4074, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(g)	10,415	10,415
Burleson Gen. Oblig. Participating VRDN Series PT 2545,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,600	6,600
Calhoun County Navigation District Envir. Facilities Rev.
(Formosa Plastics Corp. Proj.) 3.25%, LOC Wachovia Bank
NA, VRDN (c)(f)	6,885	6,885
Calhoun County Navigation District Poll. Cont. Rev. (Formosa
Plastics Corp., Texas Proj.) 3.25%, LOC Wachovia Bank NA,
VRDN (c)(f)	10,000	10,000

See accompanying notes which are an integral part of the financial statements.

67 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Calhoun County Navigation District Port Rev. (Formosa Plastics
Corp. Proj.) Series 2000, 3.24%, LOC Bank of America NA,
VRDN (c)(f)	$ 5,500	$ 5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics
Corp. Proj.):
Series 2000, 3.25%, LOC Wachovia Bank NA, VRDN (c)(f) .	25,000	25,000
3.25%, LOC Wachovia Bank NA, VRDN (c)(f)	25,000	25,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls
Vistas Apts. Proj.) 3.28%, LOC Fannie Mae, VRDN (c)(f)	3,000	3,000
Crowley Independent School District Participating VRDN Series
PT 3041, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	12,345	12,345
Cypress-Fairbanks Independent School District:
Bonds Series AAB 02 13, 3.23%, tender 3/7/06 (Liquidity
Facility ABN AMRO Bank NV) (c)(g)	9,940	9,940
Participating VRDN:
Series Merlots C16, 3.23% (Liquidity Facility Wachovia
Bank NA) (c)(g)	4,985	4,985
Series PT 1649, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	990	990
Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN Series PA 1195, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)	5,265	5,265
3.12% 3/8/06 (Liquidity Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility WestLB AG), CP	22,600	22,600
3.17% 3/8/06 (Liquidity Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility WestLB AG), CP	10,000	10,000
Dallas County Util. & Reclamation District Rev. Participating
VRDN Series PA 1136R, 3.22% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)(g)	6,575	6,575
Dallas Fort Worth Int’l. Arpt. Rev. Participating VRDN:
Series EGL 03 20, 3.26% (Liquidity Facility Citibank NA,
New York) (c)(f)(g)	16,800	16,800
Series FRRI 02 L29J, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	12,735	12,735
Series Merlots 00 II, 3.28% (Liquidity Facility Wachovia Bank
NA) (c)(f)(g)	14,895	14,895
Series Merlots 02 A13, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	13,665	13,665
Series Merlots 03 A34, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)	4,990	4,990
Series PT 2156, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	5,230	5,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

68

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Dallas Fort Worth Int’l. Arpt. Rev. Participating VRDN: -
continued
Series PT 2318, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	$ 5,610	$ 5,610
Series PT 682, 3.26% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)(g)	9,005	9,005
Series Putters 1019, 3.25% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)	2,035	2,035
Series Putters 1022, 3.25% (Liquidity Facility JPMorgan
Chase Bank) (c)(f)(g)	4,470	4,470
Series Putters 201, 3.25% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	18,245	18,245
Series Putters 202, 3.25% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	23,220	23,220
Series Putters 350, 3.25% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	7,140	7,140
Series Putters 353, 3.25% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	7,220	7,220
Series Putters 354, 3.25% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	5,000	5,000
Series Putters 355, 3.25% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	7,995	7,995
Series Putters 604, 3.25% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)(g)	2,155	2,155
Series Putters 778, 3.25% (Liquidity Facility JPMorgan Chase
Bank) (c)(f)(g)	4,015	4,015
Series RF 03 4, 3.33% (Liquidity Facility Bank of New York,
New York) (c)(f)(g)	17,270	17,270
Series ROC II R268, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)	3,000	3,000
Dallas Fort Worth Reg’l. Arpt. Rev. Participating VRDN Series
EGL 95 4301 Class A, 3.22% (Liquidity Facility Citibank
NA, New York) (c)(g)	24,435	24,435
Dallas Gen. Oblig. Participating VRDN Series Putters 598,
3.22% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	5,875	5,875
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 3.22% (Liquidity Facility
Citibank NA) (c)(g)	19,060	19,060
Series PT 2181, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	3,625	3,625
Denton County Gen. Oblig. Participating VRDN Series PT
2983, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	6,920	6,920

See accompanying notes which are an integral part of the financial statements.

69 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Dripping Springs Independent School District Participating
VRDN Series PT 3107, 3.22% (Liquidity Facility Merrill Lynch
& Co., Inc.) (c)(g)	$ 9,070	$ 9,070
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal
Blanchers LLC Proj.) 3.33%, LOC Harris NA, VRDN (c)(f)	4,200	4,200
Eagle Mountain & Saginaw Independent School District
Participating VRDN Series SGA 03 141, 3.23% (Liquidity
Facility Societe Generale) (c)(g)	6,000	6,000
Ector County Independent School District Participating VRDN
Series EGL 02 4301, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)	4,120	4,120
Edinburg Consolidated Independent School District
Participating VRDN Series Putters 1027, 3.22% (Liquidity
Facility JPMorgan Chase & Co.) (c)(g)	11,710	11,710
El Paso Gen. Oblig. Series 2004 B, 3.22% 4/3/06, CP	10,000	10,000
Fort Bend County Hsg. Fin. Corp. Single Family Rev.
Participating VRDN Series FRRI 02 L14, 3.28% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	2,460	2,460
Frenship Independent School District Participating VRDN Series
PT 3036, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,975	5,975
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 3.22%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	16,045	16,045
Frisco Independent School District Participating VRDN:
Series DB 157, 3.22% (Liquidity Facility Deutsche Bank
AG) (c)(g)	7,275	7,275
Series SGC 06 1, 3.22% (Liquidity Facility Societe
Generale) (c)(g)	5,700	5,700
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 3.35%,
LOC JPMorgan Chase Bank, VRDN (c)(f)	1,500	1,500
Garland Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primerose at
Crist Apts. Proj.) 3.31%, LOC Wachovia Bank NA,
VRDN (c)(f)	6,900	6,900
Garland Independent School District Participating VRDN Series
ROC II R2213, 3.22% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (c)(g)	5,345	5,345
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc.
Proj.) Series 1996, 3.48%, LOC SunTrust Banks, Inc.,
VRDN (c)(f)	4,075	4,075
Granbury Independent School District Participating VRDN
Series PT 3080, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	7,655	7,655
Grapevine Gen. Oblig. Participating VRDN:
Series PT 3055, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,295	5,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

70

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Grapevine Gen. Oblig. Participating VRDN: – continued
Series PT 3056, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	$ 7,040	$ 7,040
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds
Series 1993 B, 2.95%, tender 6/1/06, LOC State Street
Bank & Trust Co., Boston (a)(c)(f)	15,000	15,000
Gulf Coast Indl. Dev. Auth. (Mueller Flow Tech., Inc. Proj.)
Series 1997, 3.22%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	3,280	3,280
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP
Global Pwr. Corp. Proj.) 3.04%, VRDN (c)(f)	19,800	19,800
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo
Petroleum Corp. Proj.) 3.04%, LOC Royal Bank of Scotland
Plc, VRDN (c)(f)	20,000	20,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.):
3.3% (Air Products & Chemicals, Inc. Guaranteed),
VRDN (c)(f)	15,000	15,000
3.3% (Air Products & Chemicals, Inc. Guaranteed),
VRDN (c)(f)	12,700	12,700
(BP Amoco Chemical Co. Proj.):
Series B, 3.04%, VRDN (c)(f)	3,130	3,130
3.04%, VRDN (c)(f)	9,800	9,800
(BP Prods. North America, Inc. Proj.):
3.04%, VRDN (c)(f)	8,650	8,650
3.04%, VRDN (c)(f)	12,500	12,500
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) Series A, 3.24%, LOC JPMorgan Chase
Bank, VRDN (c)(f)	14,000	14,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs Texas Die
Casting Proj.) 3.49%, LOC Fifth Third Bank, Cincinnati,
VRDN (c)(f)	5,150	5,150
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston
Music Hall-Hobby Ctr. Proj.) Series 1999, 3.43%, LOC
JPMorgan Chase Bank, VRDN (c)	2,500	2,500
Harris County Flood Cont. District Participating VRDN Series
PT 3277, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	3,000	3,000
Harris County Flood District Cont. Ctfs. of Prtn. Series F, 3.17%
3/1/06, LOC Landesbank Hessen-Thuringen, CP	7,550	7,550
Harris County Gen. Oblig.:
Participating VRDN:
Series EGL 06 2, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	5,580	5,580

See accompanying notes which are an integral part of the financial statements.

71		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Texas continued
Harris County Gen. Oblig.: – continued
Participating VRDN:
Series PT 1623, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)		$ 5,980	$ 5,980
Series Putters 1172Z, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)		5,835	5,835
Series 1998 C, 3.12% 3/8/06, CP		16,725	16,725
Series D1, 3.18% 3/7/06, CP		16,169	16,169
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Baypointe Apts. Proj.) 3.32%, LOC Citibank NA,
VRDN (c)(f)		6,800	6,800
(Louetta Village Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (c)(f)		7,100	7,100
(Primrose Aldine Bender Apt. Proj.) 3.28%, LOC Fannie
Mae, VRDN (c)(f)		6,170	6,170
(Primrose at Bammel Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (c)(f)		12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 3.23%, LOC Gen.
Elec. Cap. Corp., VRDN (c)(f)		11,110	11,110
(Wellington Park Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (c)(f)		5,500	5,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 01 B4, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)		4,675	4,675
Series MSTC 00 98, 3.23% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(g)		19,965	19,965
Series PT 1468, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		10,165	10,165
Series ROC II R40, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)		10,125	10,125
Series ROC II R41, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)		12,825	12,825
Houston Gen. Oblig.:
Participating VRDN:
Series PT 2974, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)		7,470	7,470
Series TOC 05 KK, 3.22% (Liquidity Facility Goldman
Sachs Group, Inc.) (c)(g)		5,700	5,700
Series 2003 D, 3.13% 4/13/06 (Liquidity Facility DEPFA
BANK PLC), CP		14,000	14,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A,
3.15% 4/13/06, CP		25,500	25,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	72

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 3.32%, LOC Citibank NA,
VRDN (c)(f)	$ 5,000	$ 5,000
(Little Nell Apts. Proj.) 3.28%, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
(Mayfair Park Apts. Proj.) 3.28%, LOC Fannie Mae,
VRDN (c)(f)	3,000	3,000
Houston Independent School District:
Bonds 2.77%, tender 6/14/06 (Permanent School Fund of
Texas Guaranteed) (c)	31,200	31,200
Participating VRDN Series PT 3161, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)	8,055	8,055
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.)
Series 2003 A, 3.3%, LOC JPMorgan Chase Bank,
VRDN (c)(f)	4,750	4,750
Houston Occupancy Tax and Spl. Rev. Participating VRDN
Series MSTC 06 254, 3.3% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(g)	7,635	7,635
Houston Util. Sys. Rev. Participating VRDN:
ROC II R 4063, 3.22% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (c)(g)	9,970	9,970
Series DB 108, 3.22% (Liquidity Facility Deutsche Bank
AG) (c)(g)	7,300	7,300
Series IXIS 05 23, 3.22% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(g)	10,875	10,875
Series PT 3197, 3.22% (Liquidity Facility Dexia Cr. Local de
France) (c)(g)	15,235	15,235
Series TOC 04 A, 3.22% (Liquidity Facility Goldman Sachs
Group, Inc.) (c)(g)	12,600	12,600
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)	21,830	21,830
Series SGB 24, 3.22% (Liquidity Facility Societe
Generale) (c)(g)	6,840	6,840
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.)
3.28%, VRDN (c)(f)	6,300	6,300
Katy Independent School District Participating VRDN Series PT
1598, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,620	5,620
Lancaster Independent School District Participating VRDN
Series PA 1264, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	7,500	7,500
Laredo Int’l. Toll Bridge Rev. Participating VRDN Series PT
3106, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	6,875	6,875

See accompanying notes which are an integral part of the financial statements.

73		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Texas continued
Leander Independent School District Participating VRDN Series
Piper 2005 C, 3.28% (Liquidity Facility Bank of New York,
New York) (c)(g)		$ 8,840	$ 8,840
Lower Colorado River Auth. Rev.:
Participating VRDN:
Series EGL 00 4302, 3.22% (Liquidity Facility Citibank
NA, New York) (c)(g)		6,000	6,000
Series EGL 01 4313, 3.22% (Liquidity Facility Citibank
NA, New York) (c)(g)		7,500	7,500
Series PT 2004, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)		5,755	5,755
Series PT 2270, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)		5,800	5,800
Series A, 3.2% 3/9/06 (Liquidity Facility JPMorgan Chase
Bank), CP		4,100	4,100
3.2% 3/1/06, LOC JPMorgan Chase Bank, LOC WestLB
AG, CP		11,000	11,000
3.2% 3/9/06, LOC JPMorgan Chase Bank, LOC WestLB
AG, CP		12,000	12,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities
Rev. (Onyx Envir. Svcs. Proj.) 3.24%, LOC Fleet Nat’l. Bank,
VRDN (c)(f)		7,550	7,550
Lubbock Gen. Oblig. Participating VRDN Series ROC II
R4532, 3.22% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(g)		5,140	5,140
McAllen Independent School District Participating VRDN:
Series PT 3082, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		11,820	11,820
Series SGB 61, 3.22% (Liquidity Facility Societe
Generale) (c)(g)		13,600	13,600
McAllen Wtrwks. & Swr. Sys. Rev. Participating VRDN Series
Putters 1064, 3.22% (Liquidity Facility JPMorgan Chase &
Co.) (c)(g)		5,900	5,900
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int’l. Corp. Proj.)
3.42%, LOC Bank of America NA, VRDN (c)(f)		7,200	7,200
Montgomery County Gen. Oblig. Participating VRDN Series PT
2339, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		6,905	6,905
North Central Health Facilities Dev. Corp. Rev. Bonds (Dallas
Methodist Hosp. Proj.):
Series 1998, 3.15% tender 3/1/06 (AMBAC Insured)
(Liquidity Facility Dexia Cr. Local de France), CP mode		20,600	20,600
Series 1999, 3.38% tender 8/7/06 (AMBAC Insured)
(Liquidity Facility Dexia Cr. Local de France), CP mode		12,000	12,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	74

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
North East Texas Independent School District Participating
VRDN:
Series Putters 393, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	$ 6,820	$ 6,820
Series SG 143, 3.22% (Liquidity Facility Societe
Generale) (c)(g)	13,000	13,000
North Harris Montgomery Cmnty. College District Rev.
Participating VRDN Series Putters 1091, 3.22% (Liquidity
Facility JPMorgan Chase & Co.) (c)(g)	6,025	6,025
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1991 C, 3.25% (AMBAC Insured), VRDN (c)(f)	9,000	9,000
Series A, 3.25% (AMBAC Insured), VRDN (c)(f)	4,900	4,900
Northside Independent School District Participating VRDN
Series PT 2254, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,370	5,370
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01
4307, 3.22% (Liquidity Facility Citibank NA, New
York) (c)(g)	9,500	9,500
Pasadena Gen. Oblig. Participating VRDN Series Putters
1037, 3.22% (Liquidity Facility JPMorgan Chase &
Co.) (c)(g)	5,550	5,550
Pearland Gen. Oblig. Participating VRDN Series PT 2364,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,765	5,765
Plano Independent School District Participating VRDN Series
ROC II R2106, 3.22% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (c)(g)	6,460	6,460
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp.
Proj.) 3.27%, LOC JPMorgan Chase Bank, VRDN (c)	6,250	6,250
Port Arthur Navigation District Indl. Dev. Corp. Exempt
Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 3.07%
(Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	8,300	8,300
Port of Port Arthur Navigation District Envir. Facilities Rev.
(Motiva Enterprises LLC Proj.) 3.35%, VRDN (c)(f)	50,630	50,630
Princeton Independent School District Participating VRDN
Series SGB 02 41A, 3.22% (Liquidity Facility Societe
Generale) (c)(g)	3,500	3,500
Round Rock Independent School District Participating VRDN
Series EGL 050064, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	11,000	11,000
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series MT 136, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	4,995	4,995
Series MT 29, 3.26% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	17,465	17,465

See accompanying notes which are an integral part of the financial statements.

75 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
San Antonio Arpt. Sys. Rev. Participating VRDN: – continued
Series PT 2796, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	$ 6,000	$ 6,000
Series PT 924, 3.26% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(f)(g)	5,000	5,000
Series Putters 888, 3.25% (Liquidity Facility JPMorgan Chase
& Co.) (c)(f)(g)	6,345	6,345
Series Stars 107, 3.26% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	8,595	8,595
San Antonio Elec. & Gas Systems Rev. Participating VRDN:
Series PT 2649, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	13,055	13,055
Series Putters 1121, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)	6,820	6,820
Series Putters 771, 3.22% (Liquidity Facility JPMorgan Chase
& Co.) (c)(g)	4,655	4,655
Series SG 105, 3.22% (Liquidity Facility Societe
Generale) (c)(g)	9,500	9,500
San Antonio Gen. Oblig. Participating VRDN Series ROC II
R7519, 3.22% (Liquidity Facility Citibank NA) (c)(g)	5,140	5,140
San Antonio Independent School District Bonds Series AAB 01
28, 3.23%, tender 3/7/06 (Liquidity Facility ABN-AMRO
Bank NV) (c)(g)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN
Steel Proj.) Series 1998, 3.29%, LOC Bank of America NA,
VRDN (c)(f)	3,300	3,300
San Antonio Muni. Drainage Util. Sys. Rev. Participating
VRDN Series Putters 811T, 3.22% (Liquidity Facility
JPMorgan Chase Bank) (c)(g)	14,285	14,285
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series Putters 1196, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)	14,225	14,225
Series SG 02 159, 3.22% (Liquidity Facility Societe
Generale) (c)(g)	22,500	22,500
Series TOC 05 UU, 3.22% (Liquidity Facility Goldman
Sachs Group, Inc.) (c)(g)	12,335	12,335
Series 2001 A, 3.15% 3/9/06 (Liquidity Facility Bank of
America NA), CP	14,600	14,600
San Marcos Consolidated Independent School District
Participating VRDN Series PT 2284, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)	8,740	8,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

76

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Texas continued
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood
Care Proj.) Series 1998, 3.27%, LOC JPMorgan Chase
Bank, VRDN (c)		$ 9,175	$ 9,175
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.)
3.25%, LOC Wachovia Bank NA, VRDN (c)(f)		3,600	3,600
Texas A&M Univ. Rev. Series 1993 B, 3.12% 4/12/06, CP		17,600	17,600
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating
VRDN Series LB 04 L2, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)		5,085	5,085
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev.
Participating VRDN Series LB 05 L4J, 3.28% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)		9,530	9,530
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev.:
Participating VRDN:
Series FRRI 02 L9, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)		9,790	9,790
Series LB 04 L16, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)		4,930	4,930
Series LB 04 L79, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)		9,905	9,905
Series ROC II R178, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)		4,145	4,145
Series 2004 B, 3.25% (FSA Insured), VRDN (c)(f)		20,300	20,300
Series 2004 D, 3.22% (FSA Insured), VRDN (c)(f)		5,800	5,800
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 3.28%, LOC Fannie Mae, VRDN (c)(f)		4,000	4,000
(Chisholm Trail Proj.) 3.28%, LOC Fannie Mae, VRDN (c)(f)	.	6,000	6,000
(Lafayette Village Apts. Proj.) 3.31%, LOC Bank of America
NA, VRDN (c)(f)		7,000	7,000
(Pinnacle Apts. Proj.) 3.28%, LOC Fannie Mae, VRDN (c)(f)	.	7,500	7,500
(Post Oak East Apts. Proj.) Series A, 3.28%, LOC Fannie
Mae, VRDN (c)(f)		8,000	8,000
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.):
3.1%, tender 3/1/06 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)		14,925	14,925
3.1%, tender 3/1/06 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)		3,110	3,110
3.1%, tender 3/1/06 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)		3,670	3,670
3.1%, tender 3/1/06 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)		5,565	5,565
3.1%, tender 3/1/06 (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)		4,975	4,975
See accompanying notes which are an integral part of the financial statements.

77			Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Texas continued
Texas Gen. Oblig.: – continued
Participating VRDN:
Series FRRI 01 L41, 3.33% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)		$ 11,645	$ 11,645
Series MACN 05 I, 3.22% (Liquidity Facility Bank of
America NA) (c)(g)		4,695	4,695
Series Merlots 00 QQ, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)		22,045	22,045
Series MT 109, 3.22% (Liquidity Facility Svenska
Handelsbanken AB) (c)(f)(g)		5,475	5,475
Series PA 1063, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		8,995	8,995
Series PA 631R, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		7,600	7,600
Series PA 975, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)		7,495	7,495
Series PT 3026, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)		4,180	4,180
Series PT 3049, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)		8,530	8,530
Series Putters 1016, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)		3,320	3,320
Series Putters 935, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)		3,990	3,990
(Veterans Hsg. Assistance Prog.):
Fund II Series 2002 A2:
3.24%, VRDN (c)(f)		8,715	8,715
3.24%, VRDN (c)(f)		11,650	11,650
Series A, 3.25% (Liquidity Facility State Street Bank & Trust
Co., Boston), VRDN (c)(f)		25,435	25,435
(Veterans Land Proj.) Series A, 3.24%, VRDN (c)(f)		29,315	29,315
Series IIB, 3.25% (Liquidity Facility State Street Bank & Trust
Co., Boston), VRDN (c)(f)		10,000	10,000
TRAN 4.5% 8/31/06		353,600	356,109
Texas Pub. Fin. Auth. Series 2002 A, 3.18% 4/7/06 (Liquidity
Facility Texas Gen. Oblig.), CP		15,000	15,000
Texas Pub. Fin. Auth. Rev. Series 2003, 3.12% 4/6/06, CP		15,000	15,000
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series EGL 02
6004, 3.22% (Liquidity Facility Citibank NA, New
York) (c)(g)		12,650	12,650
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN
Series PZ 66, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		5,550	5,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	78

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
The Southeast Texas Hsg. Fin. Corp. Single Family Mortgage
Rev. Participating VRDN Series LB 05 L16, 3.28% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	$ 22,210	$ 22,210
Town Ctr. Impt. District Sales & Hotel Occupancy Tax
Participating VRDN Series PA 884R, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(g)	5,000	5,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.)
3.28%, LOC Fannie Mae, VRDN (c)(f)	6,700	6,700
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating
VRDN Series PT 833, 3.22% (Liquidity Facility Svenska
Handelsbanken AB) (c)(g)	17,175	17,175
Univ. of Texas Univ. Revs.:
Participating VRDN Series Putters 584, 3.22% (Liquidity
Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Series 2002 A:
3.13% 4/13/06 (Liquidity Facility Utmico), CP	5,500	5,500
3.17% 3/8/06 (Liquidity Facility Utmico), CP	12,400	12,400
3.2% 3/14/06 (Liquidity Facility Utmico), CP	25,000	25,000
3.2% 3/15/06 (Liquidity Facility Utmico), CP	25,000	25,000
3.23% 3/2/06 (Liquidity Facility Utmico), CP	15,200	15,200
Victoria Independent School District Participating VRDN Series
PT 3057, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	3,940	3,940
Victory Street Pub. Facility Corp. Multi-family Hsg. Rev.
(Uvalde Ranch Apts. Proj.) 3.31%, LOC Bank of America
NA, VRDN (c)(f)	6,650	6,650
Waxahachie Gen. Oblig. Participating VRDN Series PT 2273,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,520	5,520
Ysleta Independent School District Participating VRDN Series
Putters 1039, 3.22% (Liquidity Facility JPMorgan Chase &
Co.) (c)(g)	8,880	8,880
		2,774,831

Utah 0.5%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev.
Participating VRDN Series ROC II R2202, 3.22% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	8,550	8,550
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series EGL 96 C4402 Class A, 3.22%
(Liquidity Facility Citibank NA, New York) (c)(g)	4,170	4,170
Series 1997 B3:
3.15% 3/3/06 (Liquidity Facility Bank of Nova Scotia), CP	6,000	6,000
3.15% 3/8/06 (Liquidity Facility Bank of Nova Scotia), CP	16,000	16,000

See accompanying notes which are an integral part of the financial statements.

79 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Utah – continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: – continued
Series 1998 B4, 3.15% 3/1/06 (Liquidity Facility JPMorgan
Chase Bank), CP	$ 5,000	$ 5,000
Salt Lake County Hosp. Rev. Participating VRDN Series PT
877, 3.22% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(g)	9,990	9,990
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997,
3.35%, LOC Key Bank NA, VRDN (c)(f)	370	370
Utah Bldg. Ownership Auth. Lease Rev. Participating VRDN
Series Putters 536, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	6,535	6,535
Utah Board of Regents Student Ln. Rev. Series 1996 Q, 3.25%
(AMBAC Insured), VRDN (c)(f)	14,300	14,300
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts.
Proj.) 3.28%, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
		79,400

Vermont – 0.4%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Participating
VRDN Series Merlots 00 B7, 3.23% (Liquidity Facility
Wachovia Bank NA) (c)(g)	10,205	10,205
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series LB 04 L13, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	2,760	2,760
Series LB 04 L76, 3.28% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(f)(g)	5,600	5,600
Series 17 A, 3.25% (FSA Insured), VRDN (c)(f)	7,330	7,330
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series
1990, 3.27%, LOC ABN AMRO Bank NV, VRDN (c)(f)	7,400	7,400
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2005 QQ,
3.25% (AMBAC Insured), VRDN (c)(f)	30,000	30,000
		63,295

Virginia – 1.3%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev.
(Fairfield Village Square Proj.) Series A, 3.28%, LOC Fannie
Mae, VRDN (c)(f)	17,000	17,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apartments) 3.27%, LOC RBC Centura Bank,
Rocky Mount, VRDN (c)(f)	14,000	14,000
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia
Forge Co. Proj.) Series 1996, 3.33%, LOC Harris NA,
VRDN (c)(f)	1,165	1,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

80

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – continued
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A, 3.24%, LOC JPMorgan
Chase Bank, VRDN (c)(f)	$ 7,000	$ 7,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN:
Series PT 2133, 3.27% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	11,000	11,000
Series PT 886, 3.27% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(g)	13,600	13,600
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop
Sand & Gravel, Inc. Proj.) Series 2000, 3.25%, LOC
Wachovia Bank NA, VRDN (c)(f)	3,800	3,800
Frederick County Indl. Dev. Auth. Rev. (Nat’l. Wildlife
Federation Proj.) Series 1996, 3.24%, LOC Bank of America
NA, VRDN (c)(f)	6,810	6,810
Halifax County Indl. Dev. Auth. Exempt Facilities Rev.
Participating VRDN Series PA 1104, 3.25% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)(g)	5,245	5,245
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.) Series 1992, 3.13% tender 3/8/06,
CP mode (f)	10,000	10,000
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of
Virginia Landfills, Inc. Proj.) Series 2000, 3.25%, LOC
Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. &
Pwr. Co. Proj.):
Series 1984:
3.24% tender 3/14/06, CP mode	2,400	2,400
3.25% tender 3/9/06, CP mode	3,400	3,400
3.33% tender 4/10/06, CP mode	2,400	2,400
Series 1987:
3.1% tender 3/9/06, CP mode	13,100	13,100
3.13% tender 3/8/06, CP mode	1,700	1,700
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating
VRDN Series ROC II R322, 3.22% (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.) (c)(g)	20,945	20,945
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility
Rev. (Metropolitan Machine Corp. Proj.) 3.25%, LOC
Wachovia Bank NA, VRDN (c)(f)	6,600	6,600
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 3.3%,
LOC Wachovia Bank NA, VRDN (c)(f)	4,210	4,210
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev.
(Ocean Marine LLC Proj.) Series 2001 B, 3.3%, LOC
Wachovia Bank NA, VRDN (c)(f)	3,000	3,000

See accompanying notes which are an integral part of the financial statements.

81 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Virginia – continued
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility
Rev. (Ocean Marine LLC Proj.) Series A, 3.25%, LOC
Wachovia Bank NA, VRDN (c)(f)		$ 6,300	$ 6,300
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co. Proj.):
3.08% tender 3/8/06, CP mode		9,800	9,800
3.35% tender 3/8/06, CP mode		800	800
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp.
Proj.) Series 2000, 3.25%, LOC Wachovia Bank NA,
VRDN (c)(f)		8,010	8,010
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic
Waste Disp. Proj.) 3.27%, LOC JPMorgan Chase Bank,
VRDN (c)(f)		10,000	10,000
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 03
30, 3.22% (Liquidity Facility Citibank NA, New York) (c)(g) .		3,300	3,300
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating
VRDN Series Putters 1153, 3.22% (Liquidity Facility
JPMorgan Chase Bank) (c)(g)		1,960	1,960
Virginia Commonwealth Trans. Board Trans. Rev. Participating
VRDN:
Series EGL 99 4601, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)		7,000	7,000
Series MS 01 727, 3.21% (Liquidity Facility Morgan
Stanley) (c)(g)		6,000	6,000
Virginia Port Auth. Commonwealth Port Rev. Participating
VRDN:
Series DB 138, 3.25% (Liquidity Facility Deutsche Bank
AG) (c)(f)(g)		7,265	7,265
Series PT 2671, 3.25% (Liquidity Facility Dexia Cr. Local de
France) (c)(f)(g)		2,630	2,630
			220,440

Washington 4.3%
Bellevue Gen. Oblig. Participating VRDN Series EGL 04 1011
Class A, 3.22% (Liquidity Facility Citibank NA) (c)(g)		6,050	6,050
Central Puget Sound Reg’l. Trans. Auth. Sales & Use Tax Rev.
Participating VRDN Series Putters 755, 3.22% (Liquidity
Facility JPMorgan Chase & Co.) (c)(g)		2,235	2,235
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)		14,955	14,955
Series Merlots 01 B1, 3.28% (Liquidity Facility Wachovia
Bank NA) (c)(f)(g)		6,990	6,990

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	82

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Chelan County Pub. Util. District #1 Rev. Participating VRDN: -
continued
Series PA 1047, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	$ 8,995	$ 8,995
Series PT 950, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	4,995	4,995
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev.
Participating VRDN:
Series PT 3062, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)	6,360	6,360
Series PT 3063, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	2,795	2,795
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	5,260	5,260
Series Putters 242, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	1,575	1,575
Series Putters 256, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)	2,800	2,800
Series ROC II R152, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	4,465	4,465
Everett Indl. Dev. Corp. Exempt Facilities Rev. 3.25%,
VRDN (c)(f)	3,200	3,200
Goat Hill Properties Lease Rev. Participating VRDN:
Series Putters 705, 3.22% (Liquidity Facility JPMorgan Chase
& Co.) (c)(g)	1,555	1,555
Series Putters 957, 3.22% (Liquidity Facility JPMorgan Chase
& Co.) (c)(g)	7,345	7,345
Grant County Pub. Util. District #2 Elec. Rev. Participating
VRDN Series PT 780, 3.22% (Liquidity Facility Lloyds TSB
Bank PLC) (c)(g)	7,000	7,000
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.
Participating VRDN Series MT 69, 3.26% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(f)(g)	5,025	5,025
King County Gen. Oblig. Participating VRDN:
Series DB-174, 3.22% (Liquidity Facility Deutsche Bank
AG) (c)(g)	8,000	8,000
Series Putters 1181, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)	8,465	8,465
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.)
3.24%, LOC Bank of America NA, VRDN (c)(f)	5,785	5,785
King County Rural Library District Participating VRDN:
Series PT 3053, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	17,920	17,920

See accompanying notes which are an integral part of the financial statements.

83 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
King County Rural Library District Participating VRDN: -
continued
Series Putters 1009, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)	$ 5,940	$ 5,940
King County School District #401 Highline Pub. Schools
Participating VRDN Series ROC II R4561, 3.22% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,260	5,260
King County School District #408 Auburn Participating VRDN
Series PT 3090, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	6,325	6,325
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 3.23% (Liquidity Facility Wachovia Bank
NA) (c)(g)	6,300	6,300
Series PA 1179, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	8,480	8,480
Series PT 796, 3.22% (Liquidity Facility Lloyds TSB Bank
PLC) (c)(g)	9,030	9,030
Pierce County School District #403 Bethel Participating VRDN
Series PT 1647, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	11,185	11,185
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.
(Atlantic Richfield Proj.) 3.04%, VRDN (c)(f)	8,600	8,600
Port of Seattle Gen. Oblig.:
Participating VRDN Series Stars 128, 3.26% (Liquidity
Facility BNP Paribas SA) (c)(f)(g)	9,465	9,465
Series 2002 B2, 3.16% 3/8/06, LOC Bayerische
Landesbank Girozentrale, CP (f)	8,595	8,595
Port of Seattle Passenger Facilities Charge Rev. Participating
VRDN Series MT 110, 3.26% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	9,320	9,320
Port of Seattle Rev.:
Participating VRDN:
Series MS 1169X, 3.24% (Liquidity Facility Morgan
Stanley) (c)(f)(g)	9,783	9,783
Series MT 139, 3.26% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	2,875	2,875
Series PA 752, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	4,995	4,995
Series PT 3044, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	13,445	13,445
Series PT 654, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	2,725	2,725
Series PT 728, 3.26% (Liquidity Facility BNP Paribas
SA) (c)(f)(g)	4,430	4,430

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

84

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Port of Seattle Rev.: – continued
Participating VRDN:
Series ROC II R362, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)	$ 9,620	$ 9,620
Series ROC II R7015, 3.22% (Liquidity Facility Citibank
NA) (c)(g)	3,990	3,990
Series 1997, 3.28%, LOC Fortis Banque SA, VRDN (c)(f)	101,830	101,830
Series 2001 A1, 3.15% 3/9/06, LOC Bank of America NA,
CP	5,485	5,485
Series 2001 B1, 3.2% 3/8/06, LOC Bank of America NA,
CP (f)	2,245	2,245
Port of Tacoma Rev. Participating VRDN Series Floaters 05 12,
3.27% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	5,760	5,760
Port Tacoma Gen. Oblig. Participating VRDN Series PA 1185,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	17,970	17,970
Seattle Drainage & Wastewtr. Rev. Participating VRDN:
Series PA 1175, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(g)	8,490	8,490
Series PT 2241, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	6,595	6,595
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 3.28%, LOC
Key Bank NA, VRDN (c)(f)	2,455	2,455
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 1990, 3.45% tender
10/26/06, LOC JPMorgan Chase Bank, CP mode	4,500	4,500
Seattle Wtr. Sys. Rev. Participating VRDN:
Series SGA 90, 3.23% (Liquidity Facility Societe
Generale) (c)(g)	15,815	15,815
Series Solar 06 2, 3.22% (Liquidity Facility U.S. Bank NA,
Minnesota) (c)(g)	9,835	9,835
Snohomish County Pub. Util. District #1 Elec. Rev. Participating
VRDN Series ROC II R6055, 3.22% (Liquidity Facility
Citibank NA) (c)(g)	7,440	7,440
Thurston Co. School District #111 Participating VRDN Serie
Putters 1108, 3.22% (Liquidity Facility JPMorgan Chase &
Co.) (c)(g)	8,765	8,765
U.S. Bancorp Piper Jaffray Fdg. Trust Participating VRDN
Series FRRI 02 B, 3.24% (Liquidity Facility Bank of New York,
New York) (c)(g)	2,721	2,721
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village
Proj.) 3.29%, LOC Bank of America NA, VRDN (c)(f)	1,500	1,500
Washington Econ. Dev. Fin. Auth. Lease Participating VRDN
Series PT 3282, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	10,590	10,590

See accompanying notes which are an integral part of the financial statements.

85 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Washington – continued
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.)
Series 1997 A, 3.24%, LOC ABN AMRO Bank NV,
VRDN (c)(f)		$ 3,500	$ 3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.):
Series D:
3.24%, LOC JPMorgan Chase Bank, VRDN (c)(f)		8,000	8,000
3.24%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)		9,000	9,000
Series E, 3.24%, LOC JPMorgan Chase Bank, VRDN (c)(f)		5,000	5,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4704, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)		5,600	5,600
Series EGL 00 4705, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)		16,300	16,300
Series EGL 7050032, 3.22% (Liquidity Facility Citibank
NA) (c)(g)		5,175	5,175
Series EGL 7050037, 3.22% (Liquidity Facility Citibank
NA) (c)(g)		6,000	6,000
Series EGL 7050067, 3.22% (Liquidity Facility Citibank
NA) (c)(g)		11,000	11,000
Series EGL 98 4702, 3.22% (Liquidity Facility Citibank NA,
New York) (c)(g)		12,200	12,200
Series Piper 05 B, 3.28% (Liquidity Facility Bank of New
York, New York) (c)(g)		8,965	8,965
Series PT 1856, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		5,525	5,525
Series PT 2093, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		2,845	2,845
Series PT 2562, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		2,750	2,750
Series PT 3293, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		7,865	7,865
Series Putters 1141, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (c)(g)		2,175	2,175
Series Putters 746, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (c)(g)		2,985	2,985
Series RF 05 1, 3.26% (Liquidity Facility Bank of New York,
New York) (c)(g)		10,680	10,680
Series SGA 35, 3.23% (Liquidity Facility Societe
Generale) (c)(g)		12,500	12,500
Series SGB 09, 3.22% (Liquidity Facility Societe
Generale) (c)(g)		9,100	9,100
Series SGB 11, 3.22% (Liquidity Facility Societe
Generale) (c)(g)		6,200	6,200
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	86

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
Washington Health Care Facilities Auth. Rev. Participating
VRDN Series ROC II R510CE, 3.24% (Liquidity Facility
Citibank NA) (c)(g)	$ 9,000	$ 9,000
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 8, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	4,290	4,290
Series LB 05 L17, 3.28% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (c)(f)(g)	6,505	6,505
Series MT 192, 3.27% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(f)(g)	12,410	12,410
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Cedar Ridge Retirement Proj.) Series 2005 A, 3.31%, LOC
Wells Fargo Bank Nat’l. Assn, VRDN (c)(f)	3,525	3,525
(Fairwinds Redmond Proj.) Series A, 3.31%, LOC Bank of
America NA, VRDN (c)(f)	7,500	7,500
(Merrill Gardens at Queen Anne Proj.) Series A, 3.31%,
LOC Bank of America NA, VRDN (c)(f)	8,680	8,680
(Merrill Gardens at Renton Centre Proj.) Series A, 3.31%,
LOC Bank of America NA, VRDN (c)(f)	10,395	10,395
(Pinehurst Apts. Proj.) Series A, 3.31%, LOC Bank of
America NA, VRDN (c)(f)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 3.28%, LOC Fannie Mae,
VRDN (c)(f)	4,100	4,100
(The Lodge at Eagle Ridge Proj.) Series A, 3.31%, LOC Bank
of America NA, VRDN (c)(f)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A,
3.28%, LOC Fannie Mae, VRDN (c)(f)	5,250	5,250
(The Vintage at Richland Sr. Living Proj.) Series 2004 A,
3.28%, LOC Fannie Mae, VRDN (c)(f)	8,225	8,225
		738,859

West Virginia – 0.3%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co.
Proj.) Series 1986, 3.15% tender 3/9/06, CP mode (f)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) Series A, 3.27%, LOC Wachovia Bank
NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town
Cogeneration Proj.):
Series 1990 B, 3.27%, LOC Deutsche Bank AG, VRDN (c)(f)	5,355	5,355
Series 1990 D, 3.27%, LOC Deutsche Bank AG, VRDN (c)(f)	12,800	12,800

See accompanying notes which are an integral part of the financial statements.

87		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
West Virginia – continued
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.)
Series 1999, 3.48%, LOC Huntington Nat’l. Bank,
Columbus, VRDN (c)(f)		$ 4,170	$ 4,170
Wood County Commission Solid Waste Disp. Rev. (Waste
Mgmt., Inc. Proj.) Series A, 3.27%, LOC Wachovia Bank
NA, VRDN (c)(f)		6,580	6,580
			44,725

Wisconsin – 1.7%
Milwaukee County Arpt. Rev. Participating VRDN Series PT
3339, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(f)(g)		5,630	5,630
Northland Pines School District Participating VRDN Series PT
2257, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		10,615	10,615
Platteville Indl. Dev. Rev. (Woodward Communications Proj.)
3.33%, LOC Harris NA, VRDN (c)(f)		2,400	2,400
Pleasant Prairie Gen. Oblig. 3.23% (XL Cap. Assurance, Inc.
Insured), VRDN (c)		9,850	9,850
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc.
Proj.) Series 1995, 3.33%, LOC Harris NA, VRDN (c)(f)		3,000	3,000
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series
1994, 3.48%, LOC Harris NA, VRDN (c)(f)		1,040	1,040
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series
1996, 3.48%, LOC JPMorgan Chase Bank, VRDN (c)(f)		1,555	1,555
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 3.28%, LOC
U.S. Bank NA, Minnesota, VRDN (c)(f)		1,425	1,425
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series
1996, 3.26%, LOC Wells Fargo Bank NA, San Francisco,
VRDN (c)(f)		1,800	1,800
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 3.48%, LOC
JPMorgan Chase Bank, VRDN (c)(f)		1,275	1,275
Wilmot Union High School District Participating VRDN Series
PT 2258, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)		9,610	9,610
Wisconsin Gen. Oblig.:
Participating VRDN:
Series EGL 94 4904 Class A, 3.26% (Liquidity Facility
Citibank NA, New York) (c)(f)(g)		1,250	1,250
Series Putters 531, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (c)(g)		8,470	8,470
Series 2005 A, 3.15% 3/2/06 (Liquidity Facility Bank of
Nova Scotia, New York Agcy.), CP		27,225	27,225
3.15% 4/5/06, CP (f)		21,000	21,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	88

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Gen. Oblig.: – continued
3.18% 4/6/06, CP (f)	$ 30,000	$ 30,000
Wisconsin Health & Edl. Facilities Auth. Rev. Participating
VRDN:
Series PA 970, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(g)	3,000	3,000
Series PT 761, 3.22% (Liquidity Facility Svenska
Handelsbanken AB) (c)(g)	20,000	20,000
Series PT 873, 3.22% (Liquidity Facility Svenska
Handelsbanken AB) (c)(g)	10,765	10,765
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series PA 1331, 3.27% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	7,080	7,080
Series ROC II R397, 3.26% (Liquidity Facility Citibank
NA) (c)(f)(g)	3,430	3,430
Series 2003 B, 3.24% (Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (c)(f)	43,065	43,065
Series 2004 E, 3.24% (Liquidity Facility Lloyds TSB Bank
PLC), VRDN (c)(f)	17,700	17,700
Series E, 3.24% (Liquidity Facility Fed. Home Ln. Bank -
Chicago), VRDN (c)(f)	10,890	10,890
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 A, 3.24% (MBIA Insured), VRDN (c)(f)	7,115	7,115
Series 2002 B, 3.24% (MBIA Insured), VRDN (c)(f)	3,005	3,005
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev.
Participating VRDN Series MT 106, 3.27% (Liquidity Facility
Lloyds TSB Bank PLC) (c)(f)(g)	14,990	14,990
Wisconsin Pub. Pwr., Inc. Sys. Pwr. Supply Sys. Rev.,
Participating VRDN Series Putters 1150, 3.22% (Liquidity
Facility JPMorgan Chase Bank) (c)(g)	6,000	6,000
Wisconsin Trans. Rev. Series 1997 A, 3.18% 4/7/06, CP	9,000	9,000
		292,185

Wyoming – 0.0%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN
Series PA 833R, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(f)(g)	4,305	4,305

See accompanying notes which are an integral part of the financial statements.

89 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Shares	Value (Note 1)
		(000s)
Other – 4.6%
Fidelity Municipal Cash Central Fund, 3.16% (d)(e)	792,256,100	$ 792,256

TOTAL INVESTMENT PORTFOLIO 97.0%
(Cost $16,642,338)		16,642,338

NET OTHER ASSETS – 3.0%		520,652
NET ASSETS 100%		$ 17,162,990

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $15,000,000 or
0.1% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(f) Private activity obligations whose
interest is subject to the federal
alternative minimum tax for individuals.

(g) Provides evidence of ownership in one
or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 90

(h) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $84,860,000
or 0.5% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Allegheny County
Hosp. Dev. Auth.
Rev. Bonds Series
PT 762, 2.85%,
tender 6/15/06
(Liquidity Facility
Landesbank
Hessen Thurin
gen)	6/17/05	$ 33,915
Houston County
Health Care Auth.
Rev. Bonds Series
PT 880, 2.85%,
tender 6/22/06
(Liquidity Facility
Merrill Lynch &
Co., Inc.)	6/21/05	$ 23,730

	Acquisition	Cost
Security	Date	(000s)
Louisiana Gen.
Oblig. Bonds
Series MT 158,
3.14%, tender
9/28/06
(Liquidity Facility
BNP Paribas SA)	9/29/05	$ 22,915
Michigan Hosp.
Fin. Auth. Hosp.
Rev. Bonds Series
PT 732, 2.95%,
tender 7/20/06
(Liquidity Facility
Svenska
Handelsbanken
AB)	1/30/03	$ 4,300

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 18,914

See accompanying notes which are an integral part of the financial statements.

91 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	February 28, 2006 (Unaudited)

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $15,850,082)	$ 15,850,082
Affiliated Central Funds (cost $792,256)	792,256
Total Investments (cost $16,642,338)		$ 16,642,338
Cash		392,645
Receivable for investments sold		36,422
Receivable for fund shares sold		262,124
Interest receivable		97,517
Prepaid expenses		65
Other receivables		2,063
Total assets		17,433,174

Liabilities
Payable for investments purchased on a delayed delivery
basis	$ 22,500
Payable for fund shares redeemed	238,736
Distributions payable	455
Accrued management fee	3,867
Other affiliated payables	4,551
Other payables and accrued expenses	75
Total liabilities		270,184

Net Assets		$ 17,162,990
Net Assets consist of:
Paid in capital		$ 17,163,856
Distributions in excess of net investment income		(67)
Accumulated undistributed net realized gain (loss) on
investments		(799)
Net Assets, for 17,161,140 shares outstanding		$ 17,162,990
Net Asset Value, offering price and redemption price per
share ($17,162,990 ÷ 17,161,141 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

92

Statement of Operations
Amounts in thousands	Six months ended February 28, 2006 (Unaudited)

Investment Income
Interest		$ 219,568
Income from affiliated Central Funds		18,914
Total income		238,482

Expenses
Management fee	$ 22,740
Transfer agent fees	12,839
Accounting fees and expenses	528
Independent trustees’ compensation	35
Custodian fees and expenses	119
Registration fees	398
Audit	55
Legal	33
Miscellaneous	312
Total expenses before reductions	37,059
Expense reductions	(6,874)	30,185

Net investment income		208,297
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(397)
Net increase in net assets resulting from operations		$ 207,900

See accompanying notes which are an integral part of the financial statements.

93 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	February 28, 2006	August 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 208,297	$ 268,145
Net realized gain (loss)	(397)	(168)
Net increase in net assets resulting
from operations	207,900	267,977
Distributions to shareholders from net investment income .	(208,347)	(268,091)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	31,718,383	52,515,388
Reinvestment of distributions	205,524	265,207
Cost of shares redeemed	(31,258,040)	(51,919,337)
Net increase (decrease) in net assets and shares
resulting from share transactions	665,867	861,258
Total increase (decrease) in net assets	665,420	861,144

Net Assets
Beginning of period	16,497,570	15,636,426
End of period (including distributions in excess of net
investment income of $67 and distributions in excess
of net investment income of $17, respectively)	$ 17,162,990	$ 16,497,570

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

94

Financial Highlights

	Six months ended
	February 28, 2006	Years ended August 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income		012.016	.007	.009	.014	.032
Distributions from
net investment
income	(.012)	(.016)	(.007)	(.009)	(.014)	(.032)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.25%	1.66%	.67%	.88%	1.38%	3.29%
Ratios to Average Net AssetsD
Expenses before
reductions	45%A	.45%	.44%	.44%	.43%	.45%
Expenses net of
fee waivers,
if any	45%A	.45%	.44%	.44%	.43%	.45%
Expenses net of
all reductions	.36%A	.38%	.43%	.42%	.39%	.42%
Net investment
income	2.51%A	1.65%	.67%	.87%	1.35%	3.21%
Supplemental Data
Net assets,
end of period
(in millions)	$ 17,163	$16,498	$15,636	$13,957	$11,728	$ 9,843

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

95 Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by com pliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Semiannual Report

96

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to deferred trustees compensation, and losses deferred due to excise tax regulations.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ —
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$ —
Cost for federal income tax purposes	$ 16,642,338

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale

97 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Restricted Securities continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .27% of the fund’s average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund’s transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

4. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $119 and $6,755, respectively.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also

Semiannual Report

98

5. Other continued

enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

99 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

100

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

101 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 102

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

103 Semiannual Report

Investment Adviser
Fidelity Management & Research
Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

MMM-USAN-0406 1.790940.102

Fidelity® AMT Tax Free Money Fund

Semiannual Report February 28, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.

Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments.
Financial Statements	33	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	37	Notes to the financial statements.
Board Approval of	40
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general in-
formation of the shareholders of the fund. This report is not authorized for distribution to pro-
spective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
			During Period*
	Beginning	Ending	September 1, 2005
	Account Value	Account Value	to February 28,
	September 1, 2005	February 28, 2006	2006
Actual	$1,000.00	$1,012.90	$1.65
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,023.16	$1.66

* Expenses are equal to the Fund’s annualized expense ratio of .33%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	2/28/06	8/31/05	2/28/05
0 – 30	86.3	94.8	94.3
31 – 90	6.5	1.5	2.3
91 – 180	2.1	0.2	2.0
181 – 397	5.1	3.5	1.4
Weighted Average Maturity
	2/28/06	8/31/05	2/28/05
Fidelity AMT Tax Free Money Fund	25 Days	19 Days	12 Days
All Tax Free Money Market Funds
Average*	24 Days	28 Days	28 Days

*Source: iMoneyNet, Inc.

5 Semiannual Report

Investments February 28, 2006 (Unaudited)
Showing Percentage of Net Assets

Municipal Securities 95.5%
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Alabama – 1.6%
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev.
Participating VRDN Series MT 16, 3.22% (Liquidity Facility
Svenska Handelsbanken AB) (b)(d)		$ 9,180	$ 9,180
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr.
Proj.) Series 1997, 3.23%, LOC AmSouth Bank NA,
Birmingham, VRDN (b)		788	788
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.)
Series 1999 B, 3.24%, LOC AmSouth Bank NA,
Birmingham, VRDN (b)		2,625	2,625
Health Care Auth. for Baptist Health Participating VRDN Series
ROC II R499CE, 3.28% (Liquidity Facility Citigroup, Inc.) (b)(d)		4,600	4,600
Huntsville Health Care Auth. Rev. Series 1998, 3.23%, LOC
AmSouth Bank NA, Birmingham, VRDN (b)		5,505	5,505
Morgan County-Decatur Health Care Auth. Hosp. Rev.
Participating VRDN Series PT 947, 3.22% (Liquidity Facility
Landesbank Hessen-Thuringen) (b)(d)		27,455	27,455
			50,153

Alaska – 1.8%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 3.28% (Liquidity Facility Bank of America
NA) (b)(d)		6,750	6,750
Series DB 162, 3.22% (Liquidity Facility Deutsche Bank
AG) (b)(d)		9,980	9,980
Series Merlots 05 A8, 3.23% (Liquidity Facility Wachovia
Bank NA) (b)(d)		12,415	12,415
Anchorage Gen. Oblig. Participating VRDN Series PT 2561,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)		6,965	6,965
Anchorage Lease Rev. Participating VRDN Series PT 2657,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)		9,030	9,030
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series
1994 B, 3%, tender 6/1/06 (b)		12,000	12,000
			57,140

Arizona – 3.2%
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev.
Participating VRDN Series EGL 02 301, 3.22% (Liquidity
Facility Citibank NA, New York) (b)(d)		8,495	8,495
Arizona School Facilities Board Ctfs. of Prtn. Participating
VRDN Series RF 04 2, 3.26% (Liquidity Facility Bank of New
York, New York) (b)(d)		6,725	6,725
Arizona School Facilities Board State School Impt. Rev.
Participating VRDN Series MS 00 497, 3.21% (Liquidity
Facility Morgan Stanley) (b)(d)		6,633	6,633

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arizona – continued
Maricopa County Poll. Cont. Rev. Participating VRDN Series
ROC II R407, 3.22% (Liquidity Facility Citibank NA) (b)(d)	$ 4,520	$ 4,520
Phoenix Civic Impt. Corp. District Rev. Participating VRDN
Series PZ 85, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,500	3,500
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN
Series EGL 03 28 Class A, 3.22% (Liquidity Facility Citibank
NA, New York) (b)(d)	2,600	2,600
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN
Series EGL 7050056 Class A, 3.22% (Liquidity Facility
Citibank NA) (b)(d)	7,900	7,900
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series ROC II R455, 3.22% (Liquidity Facility Citibank
NA) (b)(d)	4,735	4,735
Series SG 03 160, 3.22% (Liquidity Facility Societe
Generale) (b)(d)	44,500	44,500
Series 1997 A, 3.12% 3/3/06, CP	8,000	8,000
Series 2004 C, 3.12% 3/9/06, CP	6,500	6,500
		104,108

California – 0.6%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds
Subseries 2005 G14, 3.17%, tender 3/2/06
(FGIC Insured) (b)	8,200	8,200
San Jose Fin. Auth. Rev. 3.2% 4/3/06, LOC State Street Bank
& Trust Co., Boston, LOC California Teachers Retirement
Sys., CP	11,656	11,656
		19,856

Colorado – 1.9%
Adams County Rev. (Adams Mental Health Foundation Prog.)
Series 1997, 3.43%, LOC JPMorgan Chase Bank, VRDN (b)	1,435	1,435
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District
Participating VRDN Series PT 2174, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	4,660	4,660
Colorado Dept. of Trans. Rev. Participating VRDN
Series PT 1955, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	10,690	10,690
Colorado Ed. Ln. Prog. TRAN Series B, 6.25% 8/7/06	21,600	21,842
Colorado Health Facilities Auth. Retirement Hsg. Rev.
Participating VRDN Series TOC 06 Z2, 3.26% (Liquidity
Facility Goldman Sachs Group, Inc.) (b)(d)	2,400	2,400

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp.
Proj.) Series 2000, 3.35%, LOC JPMorgan Chase Bank,
VRDN (b)	$ 4,500	$ 4,500
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.29% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)	4,000	4,000
Series MS 1064, 3.25% (Liquidity Facility Morgan
Stanley) (b)(d)	1,945	1,945
Series PZ 46, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	1,905	1,905
Reg’l. Trans. District Sales Tax Rev. Participating VRDN Series
MS 01 679, 3.21% (Liquidity Facility Morgan Stanley) (b)(d)	3,930	3,930
Southern Ute Indian Tribe of Southern Ute Indian Reservation
3.27%, VRDN (b)	3,200	3,200
		60,507

District Of Columbia – 1.3%
District of Columbia Gen. Oblig.:
Participating VRDN Series Putters 214, 3.22% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	4,995	4,995
TRAN 4% 9/29/06	29,800	29,920
District of Columbia Rev.:
Participating VRDN Series PZ 74, 3.26% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	5,980	5,980
(Defenders of Wildlife Proj.) 3.24%, LOC Bank of America
NA, VRDN (b)	2,500	2,500
		43,395

Florida – 3.9%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pier Club
Apts. Proj.) 3.2%, LOC Wachovia Bank NA, VRDN (b)	10,000	10,000
Duval County School Board Ctfs. of Prtn. Participating VRDN
Series MS 1246, 3.21% (Liquidity Facility Morgan
Stanley) (b)(d)	6,145	6,145
Florida Gen. Oblig.:
Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06
(Liquidity Facility Wachovia Bank NA) (b)(d)(e)	19,190	19,190
Participating VRDN Series ROC II 1000, 3.22% (Liquidity
Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	7,505	7,505
Florida Local Govt. Fin. Auth. Rev. Series A, 3.16% 3/1/06,
LOC Wachovia Bank NA, CP	9,555	9,555
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic
Facilities Impt. Rev. Participating VRDN Series SGB 44,
3.22% (Liquidity Facility Societe Generale) (b)(d)	1,920	1,920

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Lee County Trans. Facilities Participating VRDN Series MS
1247, 3.21% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,415	$ 6,415
Miami-Dade County Cap. Asset Acquisition Participating
VRDN Series TOC 05 Z12, 3.25% (Liquidity Facility
Goldman Sachs Group, Inc.) (b)(d)	3,530	3,530
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec.
Coop., Inc. Proj.) Series 1984 S, 3.7% (Nat’l. Rural Utils.
Coop. Fin. Corp. Guaranteed), VRDN (b)	3,075	3,075
Sunshine State Govt. Fing. Commission Rev.:
Series A, 3.11% 3/8/06 (AMBAC Insured)
(FGIC Insured), CP	17,104	17,104
Series D, 3.11% 3/8/06 (FGIC Insured)
(AMBAC Insured), CP	7,400	7,400
Series I:
3.11% 3/8/06 (CIFG North America Insured)
(AMBAC Insured), CP	14,400	14,400
3.12% 4/7/06 (CIFG North America Insured)
(AMBAC Insured), CP	15,000	15,000
Volusia County School Board Ctfs. of Prtn. Participating VRDN
Series Putters 970, 3.22% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	4,190	4,190
		125,429

Georgia – 2.2%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Putters 513, 3.22% (Liquidity Facility PNC Bank NA,
Pittsburgh) (b)(d)	14,105	14,105
Series SGA 145, 3.23% (Liquidity Facility Societe
Generale) (b)(d)	6,000	6,000
Cobb County Dev. Auth. Univ. Facilities Rev. Participating
VRDN Series Putters 580, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	3,275	3,275
Floyd County Dev. Auth. Rev. (Darlington School Proj.)
Series 2000, 3.24%, LOC SunTrust Banks, Inc., VRDN (b)	16,400	16,400
Georgia Gen. Oblig. Participating VRDN Series Putters 1235,
3.22% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	3,575	3,575
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series
SG 40, 3.22% (Liquidity Facility Societe Generale) (b)(d)	14,610	14,610
Georgia Road & Thruway Auth. Rev. Participating VRDN
Series PT 2019, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,010	5,010

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Georgia – continued
Metropolitan Atlanta Rapid Transit Series 2004 B, 3.17%
3/9/06, LOC Dexia Cr. Local de France, CP		$ 2,100	$ 2,100
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia
Pwr. Co. Plant Proj.) First Series 1997, 2.83%, tender
5/5/06 (b)		6,800	6,800
			71,875

Hawaii – 0.2%
Hawaii Gen. Oblig. Participating VRDN Series PT 960, 3.22%
(Liquidity Facility BNP Paribas SA) (b)(d)		5,900	5,900
Illinois – 12.1%
Chicago Board of Ed. Participating VRDN:
Series AAB 03 16, 3.21% (Liquidity Facility ABN AMRO
Bank NV) (b)(d)		9,995	9,995
Series BA 96 BB, 3.28% (Liquidity Facility Bank of America
NA) (b)(d)		11,100	11,100
Series PT 2931, 3.22% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)		11,945	11,945
Series Putters 1137, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)		3,460	3,460
Series Putters 199, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)		10,610	10,610
Series SGA 98, 3.23% (Liquidity Facility Societe
Generale) (b)(d)		7,820	7,820
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 3.23% (Liquidity Facility Wachovia
Bank NA) (b)(d)		2,715	2,715
Series PT 2357, 3.22% (Liquidity Facility Dexia Cr. Local de
France) (b)(d)		5,720	5,720
Series TOC 05 Z10, 3.25% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(d)		3,100	3,100
Chicago Midway Arpt. Rev. Participating VRDN Series Putters
229, 3.22% (Liquidity Facility JPMorgan Chase Bank) (b)(d) .		5,680	5,680
Chicago Park District Participating VRDN Series Putters 521,
3.22% (Liquidity Facility JPMorgan Chase Bank) (b)(d)		5,680	5,680
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN
Series EGL 03 15, 3.22% (Liquidity Facility Citibank NA,
New York) (b)(d)		2,800	2,800
Chicago Sales Tax Rev. Participating VRDN Series DB 153,
3.22% (Liquidity Facility Deutsche Bank AG) (b)(d)		16,195	16,195
Chicago Wastewtr. Transmission Rev. Participating VRDN
Series PT 2312, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		7,675	7,675

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.23% (Liquidity Facility Wachovia
Bank NA) (b)(d)	$ 4,600	$ 4,600
Series Merlots 97 V, 3.23% (Liquidity Facility Wachovia Bank
NA) (b)(d)	4,660	4,660
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.22% (Liquidity Facility Citibank NA,
New York) (b)(d)	16,850	16,850
Series PT 2574, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,380	5,380
Series Putters 766, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	5,375	5,375
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN
Series PA 1166, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	10,805	10,805
Illinois Edl. Facilities Auth. Revs. Participating VRDN
Series Merlots 97 U, 3.23% (Liquidity Facility Wachovia
Bank NA) (b)(d)	4,535	4,535
Illinois Fin. Auth. Rev. (Central DuPage Hosp. Proj.)
Series 2004 C, 3.21%, VRDN (b)	24,700	24,700
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 3.22% (Liquidity Facility Citibank
NA, New York) (b)(d)	2,600	2,600
Series EGL 01 1307, 3.22% (Liquidity Facility Citibank
NA, New York) (b)(d)	10,675	10,675
Series PT 1975, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,065	4,065
Series Putters 133, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	19,430	19,430
Series Putters 568, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	6,310	6,310
Series Putters 660, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	1,495	1,495
TRAN 4.5% 3/30/06	23,500	23,526
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Healthcare Corp. Proj.) 3.1%
tender 3/16/06, CP mode	3,500	3,500
Participating VRDN:
Series PA 1217, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,375	6,375
Series PT 763, 3.22% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	20,195	20,195

See accompanying notes which are an integral part of the financial statements.

11		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Illinois – continued
Illinois Reg’l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.26% (Liquidity Facility Bank of America
NA) (b)(d)		$ 7,045	$ 7,045
Series EGL 01 1306, 3.22% (Liquidity Facility Citibank NA,
New York) (b)(d)		19,275	19,275
Series MSTC 9044, 3.23% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)		7,355	7,355
Illinois Sales Tax Rev. Participating VRDN Series ROC II
R4516, 3.22% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)		4,480	4,480
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series
PT 3182, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		10,600	10,600
Kane & DuPage Counties Cmnty. Unit School District #303,
Saint Charles Participating VRDN Series Putters 824, 3.22%
(Liquidity Facility JPMorgan Chase Bank) (b)(d)		3,765	3,765
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School
District #300 Carpentersville Participating VRDN Series EGL
00 1310, 3.22% (Liquidity Facility Citibank NA, New
York) (b)(d)		14,850	14,850
Lake County Adlai E. Stevenson High School District #125
Participating VRDN Series DB 176, 3.22% (Liquidity Facility
Deutsche Bank AG) (b)(d)		7,025	7,025
Lake County Forest Preservation District Participating VRDN
Series ROC II R2059, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)		2,034	2,034
Maywood Gen. Oblig. Participating VRDN Series PT 2537,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)		5,805	5,805
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN:
Series EGL 02 6001, 3.22% (Liquidity Facility Citibank NA,
New York) (b)(d)		5,400	5,400
Series EGL 2004 30, Class A, 3.22% (Liquidity Facility
Citibank NA) (b)(d)		4,000	4,000
Series PZ 62, 3.26% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		2,610	2,610
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating
VRDN Series SG 65, 3.22% (Liquidity Facility Societe
Generale) (b)(d)		5,705	5,705
Will County Cmnty. Unit School District #201 Participating
VRDN Series PZ 79, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)		11,085	11,085
			390,605

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

Indiana – 3.0%
Aurora School Bldg. Corp. Participating VRDN Series Putters
642, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 5,390	$ 5,390
Clark Pleasant Cmnty. School Bldg. Corp. Participating VRDN
Series PT 3103, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,995	5,995
Columbus Repair and Renovation School Bldg. Corp.
Participating VRDN Series Putters 1079, 3.22% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	5,785	5,785
Dyer Redev. Auth. Econ. Dev. Lease Rent Participating VRDN
Series DB 139, 3.22% (Liquidity Facility Deutsche Bank
AG) (b)(d)	7,445	7,445
Indiana Bond Bank RAN 4.5% 2/1/07, LOC Bank of New
York, New York	30,150	30,468
Indiana Bond Bank Rev. Participating VRDN
Series MSTC 01 177, 3.23% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	13,350	13,350
Indiana Health Facilities Fing. Auth. Hosp. Rev. Participating
VRDN Series MACN 05 F, 3.22% (Liquidity Facility Bank of
America NA) (b)(d)	5,000	5,000
Indianapolis Arpt. Auth. Rev. Participating VRDN
Series SGA 31, 3.23% (Liquidity Facility Societe
Generale) (b)(d)	7,435	7,435
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN
Series TOC 06 Z7, 3.25% (Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	4,000	4,000
Plainfield Cmnty. High School Bldg. Corp. Participating VRDN
Series DB 194, 3.22% (Liquidity Facility Deutsche Bank
AG) (b)(d)	3,625	3,625
Saint Joseph County Health Care Facilities (South Bend Med.
Foundation Prog.) Series 2000, 3.27%, LOC Nat’l. City
Bank, Indiana, VRDN (b)	3,000	3,000
Sunman-Dearborn High School Bldg. Corp. Participating
VRDN Series Putters 671, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	4,975	4,975
		96,468

Kansas 0.6%
Kansas Dev. Fin. Auth. Rev. Participating VRDN:
Series PT 3154, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,040	2,040

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Kansas – continued
Kansas Dev. Fin. Auth. Rev. Participating VRDN: – continued
Series Putters 324, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	$ 11,815	$ 11,815
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev.
Participating VRDN Series EGL 04 38, Class A, 3.22%
(Liquidity Facility Citibank NA) (b)(d)	4,735	4,735
		18,590

Kentucky 0.7%
Danville Multi-City Lease Rev. Bonds 3.16% tender 3/8/06,
LOC Fifth Third Bank, Cincinnati, CP mode	13,100	13,100
Kentucky Econ. Dev. Fin. Auth. Hosp. (Highlands Reg’l. Med.
Ctr. Proj.) Series 1998 A, 3.29%, LOC U.S. Bank NA,
Minnesota, VRDN (b)	4,370	4,370
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.)
Series 1984 B1, 3.7% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (b)	4,150	4,150
		21,620

Louisiana – 1.1%
Louisiana Pub. Facilities Auth. Rev. Participating VRDN:
Series PT 2439, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,280	6,280
Series Putters 1025Z, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	7,495	7,495
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3.3% tender
3/8/06, CP mode	11,300	11,300
(Dow Chemical Co. Proj.) Series 1994 B, 3.1%, VRDN (b)	10,000	10,000
		35,075

Maine – 0.6%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating
VRDN Series Piper 06 A, 3.24% (Liquidity Facility Bank of
New York, New York) (b)(d)	7,570	7,570
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN
Series PT 3285, 3.23% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,240	7,240
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series DB 107,
3.22% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,190	5,190
		20,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Maryland 2.6%
Baltimore Convention Ctr. Hotel Rev. Participating VRDN Series
Putters 1251, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	$ 3,060	$ 3,060
Baltimore County Gen. Oblig. Series 1995:
3.17% 3/8/06, CP	5,500	5,500
3.28% 4/5/06, CP	3,250	3,250
Howard County Gen. Oblig. 3.11% 4/12/06 (Liquidity
Facility Bank of America NA), CP	25,000	25,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty.
Dev. Participating VRDN Series MT 160, 3.23% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	6,360	6,360
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Kennedy Krieger Institute Proj.) Series D, 3.23%, LOC
Manufacturers & Traders Trust Co., VRDN (b)	5,329	5,329
Series 2004 C, 3.12% 4/13/06 (Liquidity Facility SunTrust
Banks, Inc.), CP	1,700	1,700
Series A, 3.12% 3/8/06 (Liquidity Facility Bank of America
NA), CP	6,800	6,800
Montgomery County Gen. Oblig. Series 2002, 3.11%
3/8/06, CP	7,000	7,000
Montgomery County Hsg. Opportunity Commission Single
Family Mtg. Rev. Bonds Series 2005 E, 4.5% 12/29/06	17,000	17,158
Ocean City Rev. (Harrison Inn 58 LP Proj.) 3.3%, LOC
Manufacturers & Traders Trust Co., VRDN (b)	3,400	3,400
		84,557

Massachusetts 0.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating
VRDN Series EGL 720050007, 3.22% (Liquidity Facility
Citibank NA) (b)(d)	15,000	15,000
Massachusetts Gen. Oblig. Participating VRDN Series EGL 04 5
Class A, 3.22% (Liquidity Facility Citibank NA) (b)(d)	8,100	8,100
		23,100

Michigan – 1.6%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.)
3.23%, LOC Northern Trust Co., Chicago, VRDN (b)	4,900	4,900
Detroit City School District Participating VRDN Series Putters
388, 3.22% (Liquidity Facility JPMorgan Chase Bank) (b)(d) .	3,500	3,500
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202,
3.22% (Liquidity Facility Citibank NA, New York) (b)(d)	3,900	3,900
Hudsonville Pub. Schools Participating VRDN Series Putters
897, 3.22% (Liquidity Facility JPMorgan Chase Bank) (b)(d) .	5,755	5,755

See accompanying notes which are an integral part of the financial statements.

15		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan – continued
Michigan Gen. Oblig. Bonds Series 2005 C, 3.15% tender
4/4/06 (Liquidity Facility DEPFA BANK PLC), CP mode	$ 3,200	$ 3,200
Michigan Muni. Bond Auth. Rev. Participating VRDN Series
ROC II R 339, 3.22% (Liquidity Facility Citibank NA) (b)(d) .	4,900	4,900
Michigan Strategic Fund Ltd. Oblig. Rev. (Holland Home
Oblig. Group Proj.) 3.25%, LOC Huntington Nat’l. Bank,
Columbus, VRDN (b)	8,940	8,940
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev.
Participating VRDN Series MS 00 282, 3.21% (Liquidity
Facility Morgan Stanley) (b)(d)	5,000	5,000
Southfield Library Bldg. Auth. Participating VRDN Series ROC
II R7521, 3.22% (Liquidity Facility Citibank NA) (b)(d)	2,660	2,660
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury
Health Care, Inc. Proj.) 3.23%, LOC KBC Bank NV,
VRDN (b)	4,400	4,400
Western Townships Utils. Auth. County of Wayne Swr. Disp.
Sys. Participating VRDN Series Merlots A96, 3.23%
(Liquidity Facility Wachovia Bank NA) (b)(d)	5,700	5,700
		52,855

Minnesota 1.9%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN Series MT 120, 3.23% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	3,700	3,700
Minneapolis & Saint Paul Metropolitan Arpts. Commission
Arpt. Rev.:
Participating VRDN Series Merlots 00 ZZ, 3.23% (Liquidity
Facility Wachovia Bank NA) (b)(d)	3,795	3,795
Series A:
3.11% 3/8/06, LOC WestLB AG, CP	4,000	4,000
3.15% 3/8/06, LOC WestLB AG, CP	1,380	1,380
Minneapolis Rev. Bonds 3.05%, tender 4/14/06 (b)	13,115	13,115
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719,
3.21% (Liquidity Facility Morgan Stanley) (b)(d)	7,300	7,300
Minnesota Hsg. Fin. Agcy. Bonds Series 2005 D, 2.9%
5/18/06	10,760	10,760
Univ. of Minnesota Series 1999 A, 3.23% (Liquidity Facility
Landesbank Hessen-Thuringen), VRDN (b)	17,395	17,395
		61,445

Mississippi – 0.7%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series
Putters 667, 3.22% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	3,885	3,885

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Mississippi – continued
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 3.22% (Liquidity Facility Citibank NA,
New York) (b)(d)	$ 3,600	$ 3,600
Series Putters 138, 3.22% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	7,940	7,940
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.)
Series 2000 A, 3.21% (MBIA Insured), VRDN (b)	7,300	7,300
		22,725

Missouri – 0.2%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN
Series PA 1049, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,110	5,110
Nebraska – 0.7%
Douglas County School District #1 Participating VRDN Series
ROC II R4058, 3.22% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)	7,340	7,340
Nebraska Pub. Pwr. District Rev. Participating VRDN Series
EGL 04 14, 3.22% (Liquidity Facility Citibank NA) (b)(d)	3,200	3,200
Omaha Convention Hotel Corp. Participating VRDN Series PA
1078, 3.23% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,995	4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701,
3.22% (Liquidity Facility Citibank NA, New York) (b)(d)	8,265	8,265
		23,800

Nevada 1.1%
Clark County Gen. Oblig. Participating VRDN:
Series AAB 01 25, 3.23% (Liquidity Facility ABN AMRO
Bank NV) (b)(d)	19,505	19,505
Series ROC II R1035, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	2,965	2,965
Clark County School District Participating VRDN Series PT
1721, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,520	5,520
Nevada Gen. Oblig. Participating VRDN Series SGB 31,
3.22% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
		33,990

New Hampshire – 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Riverwoods
at Exeter Proj.) 3.23%, LOC Fleet Nat’l. Bank, VRDN (b)	3,090	3,090

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
New Mexico – 0.2%
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN
Series Putters 953, 3.22% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)		$ 5,485	$ 5,485
New York – 3.0%
New York City Gen. Oblig. Participating VRDN Series ROC II
R251, 3.25% (Citigroup Global Markets Hldgs., Inc.
Guaranteed) (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)		8,000	8,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 15 Class A, 3.22% (Liquidity Facility
Citibank NA) (b)(d)		10,000	10,000
Series EGL 04 27 Class A, 3.22% (Liquidity Facility
Citibank NA) (b)(d)		8,485	8,485
Series 5A, 3.18% 4/13/06 (Liquidity Facility Bayerische
Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP		8,900	8,900
Series 6, 3.14% 4/7/06 (Liquidity Facility Landesbank
Baden-Wuert) (Liquidity Facility Landesbank
Hessen-Thuringen), CP		45,000	44,999
New York State Pwr. Auth. & Gen. Purp. Rev. Series 1994 1,
3.15% 3/9/06, CP		4,700	4,700
Sales Tax Asset Receivables Corp. Participating VRDN
Series EGL 04 48 Class A, 3.22% (Liquidity Facility Citibank
NA) (b)(d)		9,400	9,400
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN
Series EGL 02 6011 Class A, 3.22% (Liquidity Facility
Citibank NA, New York) (b)(d)		3,700	3,700
			98,184

New York & New Jersey – 0.2%
Port Auth. of New York & New Jersey Participating VRDN
Series EGL 03 59 Class A, 3.22% (Liquidity Facility Citibank
NA, New York) (b)(d)		7,870	7,870
Non State Specific 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05
7, 3.3% (Liquidity Facility State Street Bank & Trust Co.,
Boston) (b)(d)		3,600	3,600
North Carolina – 1.9%
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II
R4056, 3.22% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)		6,105	6,105
Charlotte Wtr. & Swr. Sys. Rev. 3.28% 7/31/06 (Liquidity
Facility Wachovia Bank NA), CP		9,800	9,800

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
North Carolina – continued
North Carolina Cap. Facilities Fin. Agcy. Series 2001 A1,
3.15% 3/9/06, CP	$ 3,340	$ 3,340
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating
VRDN:
Series EGL 06 12 Class A, 3.22% (Liquidity Facility Citibank
NA) (b)(d)	12,000	12,000
Series EGL 7050060 Class A, 3.22% (Liquidity Facility
Citibank NA) (b)(d)	15,600	15,600
North Carolina Gen. Oblig. Participating VRDN Series PT
2206, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,960	7,960
Wake County Gen. Oblig. 3.19% 5/12/06 (Liquidity Facility
Wachovia Bank NA), CP	6,150	6,150
		60,955

Ohio – 1.6%
Cincinnati City School District Participating VRDN Series EGL
04 34 Class A, 3.22% (Liquidity Facility Citibank NA) (b)(d)	6,000	6,000
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126,
3.22% (Liquidity Facility Societe Generale) (b)(d)	10,685	10,685
Darke County Health Care Facilities Rev. (Brethren Retirement
Cmnty. Proj.) 3.26%, LOC Fifth Third Bank, Cincinnati,
VRDN (b)	5,580	5,580
Montgomery County Health Care & Multi-family Hsg. Facilities
Rev. (Franciscan St. Leonard Proj.) 3.23%, LOC Fifth Third
Bank, Cincinnati, VRDN (b)	14,875	14,875
Ohio Gen. Oblig. Participating VRDN Series Putters 511,
3.22% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	6,835	6,835
Port of Greater Cincinnati Dev. Auth. Rev. (Nat’l. Underground
Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.23%,
LOC JPMorgan Chase Bank, LOC Fifth Third Bank,
Cincinnati, VRDN (b)	8,500	8,500
		52,475

Oregon – 0.8%
Portland Swr. Sys. Rev. Participating VRDN:
Series MS 00 386, 3.21% (Liquidity Facility Morgan
Stanley) (b)(d)	10,800	10,800
Series PT 2435, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,195	4,195

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Oregon – continued
Umatilla County School District #8R Hermiston Participating
VRDN Series Putters 259, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)		$ 5,945	$ 5,945
Washington, Multnomah & Yamhill County School District #1J
Participating VRDN Series Putters 171, 3.22% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)		5,410	5,410
			26,350

Pennsylvania – 1.3%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762,
2.85%, tender 6/15/06 (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)(e)		8,320	8,320
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children’s
Hosp. Proj.) Series 2004 A, 3.3%, VRDN (b)		8,600	8,600
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg
Proj.) 3.23%, LOC Manufacturers & Traders Trust Co.,
VRDN (b)		3,800	3,800
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes
Proj.) 3.25%, LOC Bank of New York, New York, VRDN (b) .		4,700	4,700
Pennsylvania Gen. Oblig. Participating VRDN
Series MSTC 00 110, 3.02% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)		1,000	1,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN
Series SG 158, 3.21% (Liquidity Facility Societe
Generale) (b)(d)		10,225	10,225
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran
Village Proj.) 3.23%, LOC Manufacturers & Traders Trust
Co., VRDN (b)		5,300	5,300
			41,945

Rhode Island – 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. Participating
VRDN Series PT 2253, 3.22% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)		3,730	3,730
South Carolina – 1.9%
Chesterfield County School District Participating VRDN
Series PT 02 1453, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)		6,430	6,430
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series A, 3.12%, VRDN (b)		3,700	3,700
South Carolina Pub. Svc. Auth. Rev. 3.15% 3/8/06, CP		15,619	15,619
South Carolina Trans. Infrastructure Bank Rev. Participating
VRDN:
Series PT 2305, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		7,830	7,830
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Carolina – continued
South Carolina Trans. Infrastructure Bank Rev. Participating
VRDN: – continued
Series PT 2306, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 10,320	$ 10,320
Series Putters 316, 3.22% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	2,475	2,475
Series Putters 590, 3.22% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	2,645	2,645
Western Carolina Reg’l. Swr. Auth. Swr. Sys. Rev. Participating
VRDN Series Floaters 01 606, 3.21% (Liquidity Facility
Morgan Stanley) (b)(d)	6,550	6,550
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.)
3.33% tender 4/4/06, CP mode	5,700	5,700
		61,269

South Dakota 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating
VRDN Series Floaters PT 1406, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	6,190	6,190
Tennessee – 2.2%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN
Series LB 03 L42J, 3.23% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(d)	7,440	7,440
Elizabethton Health & Edl. Facilities Board Rev. Participating
VRDN Series PT 894, 3.22% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)	4,995	4,995
Memphis Gen. Oblig. 3.11% 4/12/06 (Liquidity Facility
WestLB AG), CP	21,900	21,900
Metropolitan Govt. Nashville & Davidson County District
Energy Sys. Rev. Participating VRDN Series ROC II R2072,
3.22% (Liquidity Facility Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	2,110	2,110
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 01 4201, 3.22% (Liquidity
Facility Citibank NA, New York) (b)(d)	10,640	10,640
Series 2004 B, 3.2% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (b)	9,000	9,000
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
(Saint Benedict Auburndale School Proj.) 3.21%, LOC
AmSouth Bank NA, Birmingham, VRDN (b)	5,000	5,000

See accompanying notes which are an integral part of the financial statements.

21		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Tennessee – continued
Shelby County Health Edl. & Hsg. Facilities Board Rev.: -
continued
(Saint Mary’s Episcopal School Proj.) 3.48%, LOC First
Tennessee Bank NA, Memphis, VRDN (b)		$ 6,080	$ 6,080
Vanderbilt Univ. Gen. Oblig. Series 2004 A, 3.12%
3/2/06, CP		3,100	3,100
			70,265

Texas 23.3%
Austin Cmnty. College District Rev. Participating VRDN Series
ROC II R2190, 3.22% (Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)		5,840	5,840
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA
122, 3.23% (Liquidity Facility Societe Generale) (b)(d)		9,680	9,680
Austin Gen. Oblig. Participating VRDN Series DB 160, 3.22%
(Liquidity Facility Deutsche Bank AG) (b)(d)		8,600	8,600
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V,
3.26% (Liquidity Facility Bank of America NA) (b)(d)		4,250	4,250
Board of Regents of The Texas A&M Univ. Sys. Permanent
Univ. Fund Participating VRDN Series Putters 605, 3.22%
(Liquidity Facility JPMorgan Chase & Co.) (b)(d)		7,195	7,195
Board of Regents of The Univ. of Texas Sys. Permanent Univ.
Fund Participating VRDN:
Series Putters 411, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)		2,570	2,570
Series Putters 517, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)		11,250	11,250
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev. (Dow Chemical Co. Proj.) Series B1, 3.1%, VRDN (b)		8,400	8,400
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175,
3.22% (Liquidity Facility Deutsche Bank AG) (b)(d)		11,165	11,165
Cypress-Fairbanks Independent School District Participating
VRDN:
Series EGL 00 4304, 3.22% (Liquidity Facility Citibank NA,
New York) (b)(d)		5,000	5,000
Series PT 2512, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		1,295	1,295
Series ROC II R4514, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)		5,490	5,490
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2001, 3.12% 3/6/06 (Liquidity Facility Bayerische
Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP		10,000	10,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Dallas Area Rapid Transit Sales Tax Rev.: – continued
3.12% 3/8/06 (Liquidity Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility WestLB AG), CP	$ 4,600	$ 4,600
Dallas Independent School District Participating VRDN
Series EGL 7050034, Class A, 3.22% (Liquidity Facility
Citibank NA) (b)(d)	4,000	4,000
Denton County Lewisville Independent School District
Participating VRDN Series Putters 701, 3.22% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	3,980	3,980
Denton Independent School District Participating VRDN
Series SG 02 166, 3.22% (Liquidity Facility Societe
Generale) (b)(d)	20,120	20,120
Denton Util. Sys. Rev. Participating VRDN Series SGA 32,
3.23% (Liquidity Facility Societe Generale) (b)(d)	15,230	15,230
Duncanville Independent School District Participating VRDN
Series PT 3224, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,000	6,000
Edinburg Consolidated Independent School District
Participating VRDN Series SGA 106, 3.23% (Liquidity
Facility Societe Generale) (b)(d)	8,600	8,600
El Paso Gen. Oblig.:
Participating VRDN Series Putters 843, 3.22% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	3,135	3,135
Series 2004 B, 3.11% 3/6/06, CP	2,300	2,300
3.11% 3/6/06, CP	11,600	11,600
Fort Bend County Gen. Oblig. Participating VRDN Series SGB
46, 3.22% (Liquidity Facility Societe Generale) (b)(d)	4,500	4,500
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 3.22%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,515	9,515
Garland Independent School District Participating VRDN
Series Putters 551, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	1,635	1,635
Harris County Gen. Oblig.:
Participating VRDN:
Series Putters 1111Z, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	6,470	6,470
Series Putters 586, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	7,645	7,645
Series ROC II R1029, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	3,460	3,460
Series A1:
3.15% 3/2/06, CP	14,888	14,888
3.2% 3/2/06, CP	680	680

See accompanying notes which are an integral part of the financial statements.

23		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Harris County Hosp. District Rev. Participating VRDN Series PT
726, 3.22% (Liquidity Facility BNP Paribas SA) (b)(d)	$ 4,995	$ 4,995
Harris County-Houston Sports Auth. Spl. Rev. Participating
VRDN Series PZ 65, 3.26% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	8,015	8,015
Hays Consolidated Independent School District Participating
VRDN:
Series PT 2462, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,485	3,485
Series PT 2543, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,020	4,020
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters
1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)(e)	6,800	6,800
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 3.23% (Liquidity Facility Wachovia
Bank NA) (b)(d)	12,475	12,475
Series SG 03 161, 3.22% (Liquidity Facility Societe
Generale) (b)(d)	21,435	21,435
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity
Facility DEPFA BANK PLC) (b)(d)(e)	12,700	12,700
Participating VRDN Series Putters 489, 3.22% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	2,680	2,680
Series 2003 D, 3.15% 3/9/06 (Liquidity Facility DEPFA
BANK PLC), CP	20,000	20,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A,
3.15% 4/6/06, CP	8,000	8,000
Houston Independent School District Participating VRDN:
Series CRVS 05 18, 3.22% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	4,620	4,620
Series Putters 1060, 3.22% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	5,350	5,350
Houston Occupancy Tax and Spl. Rev. Participating VRDN
Series MSTC 06 254, 3.3% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(d)	1,400	1,400
Houston Util. Sys. Rev. Participating VRDN:
Series DB 102, 3.22% (Liquidity Facility Deutsche Bank
AG) (b)(d)	5,460	5,460
Series DB 113, 3.22% (Liquidity Facility Deutsche Bank
AG) (b)(d)	8,010	8,010
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots C20, 3.23% (Liquidity Facility Wachovia Bank
NA) (b)(d)	6,535	6,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

Texas continued
Houston Wtr. & Swr. Sys. Rev. Participating VRDN: – continued
Series MS 00 495, 3.21% (Liquidity Facility Morgan
Stanley) (b)(d)	$ 6,805	$ 6,805
Series SG 120, 3.22% (Liquidity Facility Societe
Generale) (b)(d)	15,495	15,495
Series Stars 40, 3.22% (Liquidity Facility BNP Paribas
SA) (b)(d)	10,670	10,670
Hutto Independent School District Participating VRDN
Series ROC II R434, 3.22% (Liquidity Facility Citibank
NA) (b)(d)	4,200	4,200
Irving Independent School District Participating VRDN
Series ROC II R2028, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	3,365	3,365
Judson Independent School District Participating VRDN
Series Putters 662, 3.22% (Liquidity Facility JPMorgan Chase
& Co.) (b)(d)	5,270	5,270
Klein Independent School District Participating VRDN
Series PT 3371, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,225	3,225
Lower Colorado River Auth. Rev. Participating VRDN
Series PA 590R, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	10,200	10,200
Lower Colorado River Auth. Transmission Contract Rev.
Participating VRDN Series PT 1818, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	4,195	4,195
Mesquite Independent School District Participating VRDN
Series PT 1386, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	8,485	8,485
Midlothian Independent School District Participating VRDN
Series PT 2179, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,365	5,365
New Braunfels Gen. Oblig. Participating VRDN Series PT
2211, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,625	5,625
North Central Health Facilities Dev. Corp. Rev. Bonds (Dallas
Methodist Hosp. Proj.) Series 1998, 3.15% tender 3/1/06
(AMBAC Insured) (Liquidity Facility Dexia Cr. Local de
France), CP mode	4,200	4,200
North East Texas Independent School District Participating
VRDN Series SG 143, 3.22% (Liquidity Facility Societe
Generale) (b)(d)	13,515	13,515
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.
Participating VRDN Series SG 168, 3.22% (Liquidity Facility
Societe Generale) (b)(d)	23,940	23,940

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Texas continued
Northside Independent School District Participating VRDN
Series PT 2329, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		$ 4,575	$ 4,575
Pearland Gen. Oblig. Participating VRDN Series PT 3079,
3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)		5,970	5,970
Pflugerville Gen. Oblig. Participating VRDN Series Putters
594, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)		2,920	2,920
Port Houston Auth. Harris County Participating VRDN Series
Putters 1145, 3.22% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)		3,765	3,765
Round Rock Independent School District Participating VRDN
Series MS 01 578, 3.21% (Liquidity Facility Morgan
Stanley) (b)(d)		7,750	7,750
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series Putters 777, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)		6,275	6,275
Series ROC II R3011, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)		7,290	7,290
Series SG 101, 3.22% (Liquidity Facility Societe
Generale) (b)(d)		11,475	11,475
Series SG 107, 3.22% (Liquidity Facility Societe
Generale) (b)(d)		5,160	5,160
Series Stars 112, 3.22% (Liquidity Facility BNP Paribas
SA) (b)(d)		20,815	20,815
3.23% (Liquidity Facility Bank of America NA), VRDN (b)		29,200	29,200
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.23%, tender 3/7/06 (Liquidity
Facility ABN AMRO Bank NV) (b)(d)		3,900	3,900
Participating VRDN Series EGL 01 4311, 3.22% (Liquidity
Facility Citibank NA, New York) (b)(d)		4,800	4,800
Schertz-Cibolo-Universal City Independent School District
Participating VRDN:
Series MSTC 01 156 Class A, 3.23% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)		10,505	10,505
Series PT 1610, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		6,710	6,710
Spring Independent School District Participating VRDN Series
Putters 695, 3.22% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)		5,590	5,590
Texas A&M Univ. Rev. Participating VRDN Series Putters 946,
3.22% (Liquidity Facility JPMorgan Chase Bank) (b)(d)		3,795	3,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN
Series Merlots 00 A34, 3.23% (Liquidity Facility Wachovia
Bank NA) (b)(d)	$ 3,895	$ 3,895
Texas Gen. Oblig.:
Participating VRDN:
Series DB 154, 3.22% (Liquidity Facility Deutsche Bank
AG) (b)(d)	10,000	10,000
Series Putters 1215, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	4,470	4,470
Series ROC II R378, 3.22% (Liquidity Facility Citibank
NA) (b)(d)	3,735	3,735
Series ROC II R4020, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	3,555	3,555
TRAN 4.5% 8/31/06	41,200	41,485
Texas Pub. Fin. Auth. Rev. Bonds Series 2003 C2, 3.15%
tender 3/9/06, CP mode	14,000	14,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00
104, 3.23% (Liquidity Facility Societe Generale) (b)(d)	10,470	10,470
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating
VRDN Series PT 833, 3.22% (Liquidity Facility Svenska
Handelsbanken AB) (b)(d)	3,775	3,775
United Independent School District Participating VRDN
Series PT 3123, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,220	5,220
Univ. of Texas Univ. Revs. Series 2002 A:
3.11% 3/10/06 (Liquidity Facility Utmico), CP	5,298	5,298
3.17% 3/8/06 (Liquidity Facility Utmico), CP	2,600	2,600
Victoria Gen. Oblig. Participating VRDN Series Putters 1041,
3.22% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,005	6,005
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN
Series LB 04 L31J, 3.23% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(d)	15,035	15,035
		749,666

Utah 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 1997 B3,
3.15% 3/8/06 (Liquidity Facility Bank of Nova Scotia), CP .	16,500	16,500
Virginia – 1.1%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN
Series PT 886, 3.27% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(d)	2,800	2,800
Hampton Roads Reg’l. Jail Auth. Participating VRDN Series
Putters 569, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	2,270	2,270

See accompanying notes which are an integral part of the financial statements.

27		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia – continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. &
Pwr. Co. Proj.):
Series 1984:
3.24% tender 3/16/06, CP mode	$ 3,700	$ 3,700
3.31% tender 4/13/06, CP mode	4,000	4,000
Series 1987, 3.13% tender 3/8/06, CP mode	1,100	1,100
Tobacco Settlement Fing. Corp. Participating VRDN
Series PA 1341, 3.24% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,100	4,100
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating
VRDN Series MS 01 721, 3.21% (Liquidity Facility Morgan
Stanley) (b)(d)	9,700	9,700
Virginia Commonwealth Trans. Board Trans. Rev. Participating
VRDN Series EGL 99 4601, 3.22% (Liquidity Facility
Citibank NA, New York) (b)(d)	3,000	3,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Participating
VRDN Series ROC II R 6027, 3.22% (Liquidity Facility
Citibank NA) (b)(d)	3,360	3,360
		34,030

Washington 7.8%
Clark County School District # 119 Battleground Participating
VRDN Series DB 148, 3.22% (Liquidity Facility Deutsche
Bank AG) (b)(d)	5,435	5,435
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1606, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,720	5,720
Series PT 615, 3.22% (Liquidity Facility Bayerische Hypo-und
Vereinsbank AG) (b)(d)	16,255	16,255
Series PT 778, 3.22% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	2,000	2,000
Series PT 982, 3.22% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	6,380	6,380
Series Putters 248, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	3,785	3,785
Series Putters 958, 3.22% (Liquidity Facility Dresdner Bank
AG) (b)(d)	10,935	10,935
Series Stars 05 113, 3.22% (Liquidity Facility BNP Paribas
SA) (b)(d)	9,870	9,870
Goat Hill Properties Lease Rev. Participating VRDN Series ROC
II R2173, 3.22% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	1,335	1,335

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
King County Gen. Oblig. Participating VRDN:
Series PT 1569, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 9,220	$ 9,220
Series PT 2248, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,560	5,560
King County School District #145 Kent Participating VRDN
Series PT 2449, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,520	4,520
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real
Estate Proj.) Series 1997 A, 3.25%, LOC Bank of America
NA, VRDN (b)	7,955	7,955
Pierce County School District #3 Puyallup Participating VRDN
Series Putters 415, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)	4,245	4,245
Port of Seattle Gen. Oblig. Series 2002 A2:
3.12% 3/9/06, LOC Bayerische Landesbank Girozentrale,
CP	6,800	6,800
3.22% 3/9/06, LOC Bayerische Landesbank Girozentrale,
CP	1,235	1,235
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series
PT 1605, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,800	6,800
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142,
3.23% (Liquidity Facility Societe Generale) (b)(d)	5,000	5,000
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series 1990, 3.45% tender 12/1/06, LOC JPMorgan
Chase Bank, CP mode	12,500	12,500
Participating VRDN:
Series PT 2476, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,220	5,220
Series ROC II R2055, 3.22% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (b)(d)	6,615	6,615
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II
R4006, 3.22% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	4,955	4,955
Skagit County Pub. Hosp. District #1 Participating VRDN
Series PT 2294, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,755	7,755
Snohomish County School District #332 Granite Falls
Participating VRDN Series PT 3083, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	7,270	7,270
Washington Gen. Oblig. Participating VRDN:
Series EGL 96 4701, 3.22% (Liquidity Facility Citibank NA,
New York) (b)(d)	4,000	4,000

See accompanying notes which are an integral part of the financial statements.

29		Semiannual Report

Investments (Unaudited) continued

Municipal Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Washington – continued
Washington Gen. Oblig. Participating VRDN: – continued
Series EGL 98 4703, 3.22% (Liquidity Facility Citibank NA,
New York) (b)(d)		$ 9,900	$ 9,900
Series Macon 04 D, 3.26% (Liquidity Facility Bank of
America NA) (b)(d)		5,715	5,715
Series PT 1937, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		12,740	12,740
Series PT 2231, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		15,030	15,030
Series PT 2561. 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		5,240	5,240
Series PT 2736, 3.22% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)		13,930	13,930
Series Putters 438Z, 3.22% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)		3,300	3,300
Series Putters 748, 3.22% (Liquidity Facility JPMorgan Chase
Bank) (b)(d)		3,385	3,385
Series SGA 35, 3.23% (Liquidity Facility Societe
Generale) (b)(d)		8,990	8,990
Series Solar 06 13, 3.22% (Liquidity Facility U.S. Bank NA,
Minnesota) (b)(d)		8,660	8,660
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way
King County Proj.) 3.24%, LOC Bank of America NA,
VRDN (b)		2,205	2,205
			250,460

West Virginia – 0.1%
West Virginia Gen. Oblig. Participating VRDN Series Putters
1083, 3.22% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)		3,310	3,310
Wisconsin – 2.3%
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN
Series Merlots 00 RR, 3.23% (Liquidity Facility Wachovia
Bank NA) (b)(d)		5,830	5,830
Wisconsin Gen. Oblig.:
Participating VRDN Series PT 1231, 3.22% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)		15,540	15,540
Series 2006 A, 3.25% 4/4/06, CP		10,950	10,950
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PA 970, 3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)		2,995	2,995
Series PT 761, 3.22% (Liquidity Facility Svenska
Handelsbanken AB) (b)(d)		10,385	10,385
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Wisconsin – continued
Wisconsin Health & Edl. Facilities Auth. Rev.: – continued
Participating VRDN:
Series PT 917, 3.22% (Liquidity Facility Landesbank
Hessen-Thuringen) (b)(d)	$ 17,500	$ 17,500
(Oakwood Village Proj.) 3.21%, LOC M&I Marshall & Ilsley
Bank, VRDN (b)	10,555	10,555
		73,755

	Shares
Other – 2.5%
Fidelity Tax Free Cash Central Fund, 3.16% (a)(c)	79,378,700	79,379

TOTAL INVESTMENT PORTFOLIO – 95.5%
(Cost $3,076,811)		3,076,811

NET OTHER ASSETS – 4.5%		143,888
NET ASSETS 100%		$ 3,220,699

Security Type Abbreviations
CP — COMMERCIAL PAPER
RAN — REVENUE ANTICIPATION NOTE
TRAN — TAX AND REVENUE
ANTICIPATION NOTE
VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Information in this report regarding
holdings by state and security types
does not reflect the holdings of the
Fidelity Tax-Free Cash Central Fund.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

(d) Provides evidence of ownership in one
or more underlying municipal bonds.
(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $47,010,000
or 1.5% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Allegheny County
Hosp. Dev. Auth.
Rev. Bonds Series PT
762, 2.85%, tender
6/15/06 (Liquidity
Facility Landesbank
Hessen Thuringen)	6/17/05	$ 8,320

	Acquisition	Cost
Security	Date	(000s)
Florida Gen. Oblig.
Bonds Series Merlots
05 A22, 3.35%,
tender 11/14/06
(Liquidity Facility
Wachovia Bank NA)	11/16/05	$ 19,190
HFDC of Central
Texas, Inc. Hosp.
Rev. Bonds Series
Putters 1233, 3.4%,
tender 2/15/07
(Liquidity Facility
JPMorgan Chase &
Co.)	1/20/06	$ 6,800
Houston Gen.
Oblig. Bonds Series
PT 969, 2.95%,
tender 7/20/06
(Liquidity Facility
DEPFA BANK PLC)	5/27/04	$ 12,700

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)

Fidelity Tax Free Cash Central Fund	$ 648

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 32

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	February 28, 2006 (Unaudited)

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $2,997,432)	$ 2,997,432
Affiliated Central Funds (cost $79,379)	79,379
Total Investments (cost $3,076,811)		$ 3,076,811
Cash		128,657
Receivable for fund shares sold		12,970
Interest receivable		19,907
Receivable from investment adviser for expense
reductions		340
Other receivables		473
Total assets		3,239,158

Liabilities
Payable for investments purchased	$ 110
Payable for fund shares redeemed	16,613
Distributions payable	580
Accrued management fee	1,151
Other affiliated payables	5
Total liabilities		18,459

Net Assets		$ 3,220,699
Net Assets consist of:
Paid in capital		$ 3,220,908
Undistributed net investment income		77
Accumulated undistributed net realized gain (loss) on
investments		(286)
Net Assets, for 3,220,141 shares outstanding		$ 3,220,699
Net Asset Value, offering price and redemption price per
share ($3,220,699 ÷ 3,220,141 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended February 28, 2006 (Unaudited)

Investment Income
Interest		$ 47,246
Income from affiliated Central Funds		648
Total income		47,894

Expenses
Management fee	$ 7,351
Independent trustees’ compensation	8
Total expenses before reductions	7,359
Expense reductions	(3,262)	4,097

Net investment income		43,797
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(11)
Net increase in net assets resulting from operations		$ 43,786

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Statement of Changes in Net Assets
		Six months ended	Year ended
		February 28, 2006	August 31,
Amounts in thousands		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 43,797	$ 63,295
Net realized gain (loss)		(11)	(268)
Net increase in net assets resulting from operations	.	43,786	63,027
Distributions to shareholders from net investment income	.	(43,792)	(63,300)
Distributions to shareholders from net realized gain		—	(667)
Total distributions		(43,792)	(63,967)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		1,583,334	4,222,012
Reinvestment of distributions		39,820	57,671
Cost of shares redeemed		(2,205,788)	(3,784,488)
Net increase (decrease) in net assets and shares
resulting from share transactions		(582,634)	495,195
Total increase (decrease) in net assets		(582,640)	494,255

Net Assets
Beginning of period		3,803,339	3,309,084
End of period (including undistributed net investment
income of $77 and undistributed net investment
income of $72, respectively)		$ 3,220,699	$ 3,803,339

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Highlights
	Six months ended
	February 28, 2006	Years ended August 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment
Operations
Net investment
income	013	.018	.008	.010	.015	.033
Net realized and
unrealized gain
(loss)F	—	—	—	—	—	—
Total from investment
operations	013	.018	.008	.010	.015	.033
Distributions from net
investment income	(.013)	(.018)	(.008)	(.010)	(.015)	(.033)
Distributions from net
realized gain	—	—F	—F	—	—	—
Total distributions	(.013)	(.018)	(.008)	(.010)	(.015)	(.033)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	1.29%	1.79%	.79%	.98%	1.48%	3.38%
Ratios to Average Net AssetsE
Expenses before
reductions	43%A	.43%	.43%	.43%	.44%	.50%
Expenses net of fee
waivers, if any	33%A	.33%	.33%	.33%	.34%	.40%
Expenses net of all
reductions	24%A	.27%	.32%	.31%	.30%	.37%
Net investment
income	2.58%A	1.78%	.76%	.97%	1.45%	3.31%
Supplemental Data
Net assets, end of
period (in millions)	$ 3,221	$ 3,803	$ 3,309	$ 3,038	$ 2,751	$ 2,453

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the former account closeout fee.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Notes to Financial Statements

For the period ended February 28, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity AMT Tax Free Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by com pliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

37 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ —
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$ —

Cost for federal income tax purposes	$ 3,076,811

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

Semiannual Report

38

4. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund’s expenses by $1,757.

In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s manage ment fee. During the period, these credits reduced the fund’s management fee by $1,505.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

39 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity AMT Tax Free Money Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

40

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

41 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 42

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

43 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 44

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

45 Semiannual Report

45

Semiannual Report

46

47 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

SMM-USAN-0406 1.790945.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 10, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 10, 2006